                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09093

                                  E*TRADE Funds
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              4500 Bohannon Drive
                          Menlo Park, California 94025
              ----------------------------------------------------
               (Address of principal executive offices)(Zip code)

                                   Dennis Webb
                                  E*TRADE Funds
                               4500 Bohannon Drive
                          Menlo Park, California 94025
             -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-650-331-6000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Semi-Annual Report for the period ended June 30, 2005.

I hope you will find the Report valuable and informative.

Investors Continued to Find Index Funds Attractive

Despite unsettling world events and some mixed signals about the economy, U.S. economic expansion maintained a steady pace over the past year. Overall inflation subsided, housing activity remained robust, and consumer spending--buoyed by continued growth in disposable personal income--was strong.

Against this background, investors continued to find stock index funds--with their low costs and reputation for keeping pace with the market--an easy way to seek long-term portfolio growth.

Still the Lowest Expense Ratios In the Industry

Investors continue to choose the no-load E*TRADE Index Funds--still the lowest-cost stock index funds in the industry./1/

----------------------------------------------------------------------------------
                                                              Expense   Category
                         Fund Name                           Ratio/1/   Average/2/
----------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
Large-cap fund providing a core stock holding that is
diversified across the 500 companies in the S&P 500 Index      0.09%       0.39%
----------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
Provides a diversified portfolio of 2,000 small-cap
U.S. stocks.                                                   0.22%       0.75%
----------------------------------------------------------------------------------
E*TRADE International Index Fund
Offers international diversification by investing
in securities of foreign issuers included in the
MSCI EAFE Free Index.                                          0.09%       0.72%
----------------------------------------------------------------------------------
E*TRADE Technology Index Fund/3/
A specialty fund focused on the technology sector
and the only index fund of its kind.                           0.60%        N/A
----------------------------------------------------------------------------------

Investors also took advantage of our free Automatic Investment Plan as an easy way to add to their portfolios over time through regular automatic investments in the Funds/4./ (For more information about automatic investing, visit etrade.com/autoinvest.)

Our Commitment to You Remains Unchanged

We remain committed to providing you with an affordable way to invest in specific asset classes and create a solid diversified portfolio.

Thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs for many years to come.

Sincerely,


/s/ Dennis Webb
-------------------------
Dennis Webb
President, E*TRADE Funds

SEMI-ANNUAL LETTER TO SHAREHOLDERS

                  PLEASE READ THE IMPORTANT DISCLOSURES BELOW

THIS MATERIAL IS INTENDED FOR CURRENT SHAREHOLDERS WHO HAVE RECEIVED A COPY OF THE APPROPRIATE PROSPECTUS. FOR A CURRENT PROSPECTUS, PLEASE VISIT ETRADEFUNDS.ETRADE.COM OR CALL 1-800-ETRADE-1. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

/1/ Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of July 1, 2005. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.73% for the S&P 500 Index Fund; 1.00% for the Russell 2000 Index Fund; and 2.87% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2006. ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

/2/ Data source: Lipper Inc. (July 1, 2005). The Lipper fund category benchmarks shown are the median total expense ratios of similar retail, no-load and front-end loaded index funds, excluding outliers. The E*TRADE S&P 500 Index Fund was compared to Lipper's S&P 500 Index fund category while the Russell 2000 Index Fund was compared to Small and Mid-Cap Core index funds and the International Index Fund only to International index funds.

/3/ E*TRADE Technology Index Fund is the only fund of its type currently in existence.

/4./ Automatic investment plans do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                              Beginning     Ending       Annualized
                                               Account      Account     Expense Ratio      Expenses Paid
                                                Value        Value      Based on the         During the
                                               01/01/05    06/30/05   Six-Month Period   Six-Month Period*
----------------------------------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
   Actual                                     $1,000.00   $  987.00         0.24%              $1.18
   Hypothetical (5% return before expenses)   $1,000.00   $1,023.61         0.24%              $1.20
----------------------------------------------------------------------------------------------------------

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

E*Trade Russell 2000 Index Fund
Schedule of Investments
June 30, 2005 (Unaudited)
                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS--98.2%
ADVERTISING--0.5%
ADVO, Inc.                                                    1,887   $   60,101
aQuantive, Inc.(a)                                            3,429       60,762
Catalina Marketing Corp.                                      3,158       80,244
DoubleClick, Inc.(a)                                          7,700       64,603
FTD Group, Inc.(a)                                              800        9,080
Greenfield Online, Inc.(a)                                    1,000       12,150
Marchex, Inc.(a)                                              1,200       18,048
ValueVision Media, Inc., Class A(a)                           1,679       20,165
Ventiv Health, Inc.(a)                                        1,600       30,848
Vertrue, Inc.(a)                                                504       19,636
                                                                      ----------
                                                                         375,637
                                                                      ----------
AEROSPACE / DEFENSE--0.7%
AAR Corp.(a)                                                  1,924       30,226
ARGON ST, Inc.(a)                                               500       17,750
BE Aerospace, Inc.(a)                                         3,500       54,705
Curtiss-Wright Corp.                                          1,352       72,940
DRS Technologies, Inc.(a)                                     1,636       83,894
GenCorp., Inc.                                                3,262       62,826
HEICO Corp.                                                   1,272       29,778
Innovative Solutions & Support(a)                               500       16,785
MTC Technologies, Inc.(a)                                       615       22,650
Orbital Sciences Corp.(a)                                     3,398       33,640
Sequa Corp., Class A(a)                                         380       25,145
Teledyne Technologies, Inc.(a)                                1,980       64,508
United Industrial Corp.                                         617       22,052
                                                                      ----------
                                                                         536,899
                                                                      ----------
AGRICULTURE--0.2%
Alliance One International, Inc.                              5,266       31,649
Andersons, Inc. (The)                                           400       14,324
Delta & Pine Land Co.                                         2,282       57,187
Maui Land & Pineapple Co., Inc.(a)                              175        6,664
                                                                      ----------
                                                                         109,824
                                                                      ----------
AIRLINES--0.5%
Airtran Holdings, Inc.(a)                                     5,236       48,328
Alaska Air Group, Inc.(a)                                     1,696       50,456
Alaska Communications Systems Group, Inc.                       800        7,928
America West Holdings Corp., Class B(a)                       2,140       12,840
Continental Airlines, Inc., Class B(a)                        4,097       54,408
Delta Air Lines, Inc.(a)                                      7,600       28,576
ExpressJet Holdings, Inc.(a)                                  2,670       22,722
Frontier Airlines, Inc.(a)                                    2,183       22,550
MAIR Holdings, Inc.(a)                                          700        6,188
Mesa Air Group, Inc.(a)                                       1,870       12,548
Northwest Airlines Corp.(a)                                   5,333       24,318
Pinnacle Airlines Corp.(a)                                    1,200       10,308
Republic Airways Holdings, Inc.(a)                              700       10,115
SkyWest, Inc.                                                 3,488       63,413

   The accompanying notes are an integral part of these financial statements.

World Air Holdings, Inc.(a)                                   1,400       16,408
                                                                      ----------
                                                                         391,106
                                                                      ----------
APPAREL--0.7%
Cache, Inc.                                                     700       11,634
Carter's, Inc.(a)                                             1,100       64,217
Cherokee, Inc.                                                  458       15,856
Deckers Outdoor Corp.(a)                                        600       14,760
Escalade, Inc.                                                  500        6,915
Gymboree Corp.(a)                                             1,927       26,323
Hartmarx Corp.(a)                                             1,600       16,112
K-Swiss, Inc., Class A                                        1,520       49,157
OshKosh B'Gosh, Inc., Class A                                   459       11,929
Oxford Industries, Inc.                                         892       38,401
Phillips-Van Heusen Corp.                                     1,640       53,612
Russell Corp.                                                 1,998       40,859
Skechers U.S.A., Inc., Class A(a)                             1,361       19,408
Stride Rite Corp.                                             2,216       30,559
Warnaco Group, Inc. (The)(a)                                  2,770       64,402
Weyco Group, Inc.                                               360        7,094
                                                                      ----------
                                                                         471,238
                                                                      ----------
AUTO MANUFACTURERS--0.3%
A.S.V., Inc.(a)                                                 495       20,067
Aftermarket Technology Corp.(a)                               1,290       22,485
CLARCOR, Inc.                                                 3,124       91,376
Smith (A.O.) Corp.                                            1,028       27,458
Wabash National Corp.(a)                                      1,907       46,207
                                                                      ----------
                                                                         207,593
                                                                      ----------
AUTO PARTS & EQUIPMENT--0.8%
Accuride Corp.(a)                                               700        7,441
American Axle & Manufacturing Holdings                        2,600       65,702
ArvinMeritor, Inc.                                            4,300       76,496
Bandag, Inc.                                                    731       33,663
Comercial Vehicle Group, Inc.(a)                                800       14,200
Cooper Tire & Rubber Co.                                      3,879       72,033
Hayes Lemmerz International, Inc.(a)                          2,300       16,376
Modine Manufacturing Co.                                      2,076       67,595
Molina Healthcare, Inc.(a)                                      700       30,982
Noble International, Ltd.                                       500       11,775
R&B, Inc.(a)                                                    600        8,424
Standard Motor Products, Inc.                                   891       11,761
Strattec Security Corp.(a)                                      275       14,977
Superior Industries International, Inc.                       1,322       31,331
Tenneco Automotive, Inc.(a)                                   2,607       43,380
Titan International, Inc.                                       800       11,184
United Panam Financial Corp.(a)                                 300        8,223
Visteon Corp.                                                 7,854       47,360
                                                                      ----------
                                                                         572,903
                                                                      ----------
BANKS--10.5%
1st Source Corp.                                                717       16,448
ABC Bancorp                                                     728       13,162
Alabama National Bancorp                                        842       55,042
AMCORE Financial, Inc.                                        1,331       39,770
Amegy Bancorp, Inc.                                           4,264       95,427
Americanwest Bancorp                                            640       12,768

   The accompanying notes are an integral part of these financial statements.

Ames National Corp.                                             200       22,112
Anchor BanCorp Wisconsin, Inc.                                1,394       42,182
Apollo Investment Corp.                                       3,806       70,145
Ares Capital Corp.                                            1,422       25,354
Arrow Financial Corp.                                           658       18,319
Banc Corp (The)(a)                                              800        8,464
BancFirst Corp.                                                 196       17,050
Bancorp Bank(a)                                                 545        9,505
Bancorpsouth, Inc.                                            4,800      113,279
BancTrust Financial Group, Inc.                                 588       11,484
Bank Mutual Corp.                                             3,461       38,279
Bank of Granite Corp.                                           801       15,331
Bank of the Ozarks, Inc.                                        688       22,594
BankAtlantic Bancorp, Inc., Class A                           2,677       50,729
BankUnited Financial Corp., Class A(a)                        1,598       43,210
Banner Corp.                                                    595       16,666
Berkshire Hills Bancorp, Inc.                                   286        9,530
Beverly Hills Bancorp, Inc.                                     800        8,760
BFC Financial Corp.(a)                                        1,175       10,023
Boston Private Financial Holdings, Inc.                       1,709       43,067
Brookline Bancorp, Inc.                                       3,786       61,560
Camden National Corp.                                           448       14,672
Capital City Bank Group, Inc.                                   546       22,058
Capital Corp of The West                                        533       14,791
Capital Crossing Bank                                           400       13,640
Capital Southwest Corp.                                         200       17,934
Capitol Bancorp, Ltd.                                           747       25,107
Cardinal Financial Corp.(a)                                   1,400       13,146
Cascade Bancorp                                               1,015       21,356
Cathay General Bancorp                                        2,750       92,703
Center Financial Corp.                                          700       17,381
Central Coast Bancorp                                           676       12,236
Central Pacific Financial Corp.                               1,820       64,792
Charter Financial Corp.                                         275        9,609
Chemical Financial Corp.                                      1,569       51,950
Chittenden Corp.                                              2,851       77,547
Citizens & Northern Corp.                                       500       15,620
Citizens Banking Corp.                                        2,610       78,874
City Bank                                                       433       13,432
City Holding Co.                                                975       35,607
Clifton Savings Bancorp, Inc.                                   800        8,448
Coastal Financial Corp.                                         853       12,573
CoBiz, Inc.                                                     933       16,915
Colony Bankcorp, Inc.                                           300        9,012
Columbia Bancorp                                                309       11,263
Columbia Banking System, Inc.                                   938       23,094
Commercial Bankshares, Inc. (Florida)                           300       11,643
Commercial Capital Bancorp, Inc.                              2,681       44,800
Commercial Federal Corp.                                      2,362       79,552
Community Bancorp(a)                                            300        9,306
Community Bank System, Inc.                                   1,820       44,390
Community Banks, Inc.                                           667       17,289
Community Trust Bancorp, Inc.                                   881       28,826
Corus Bankshares, Inc.                                        1,086       60,262
CVB Financial Corp.                                           2,903       57,131
Dime Community Bancshares                                     1,581       24,031
Enterprise Financial Services Corp.                             500       11,825
Eurobancshares, Inc.(a)                                         600        9,630
Farmers Capital Bank Corp.                                      400       13,856
Fidelity Bankshares, Inc.                                     1,370       36,332
Financial Institutions, Inc.                                    552        9,947
First Bancorp North Carolina                                    665       14,716
First Bancorp Puerto Rico                                     2,100       84,315
First Busey Corp., Class A                                      816       15,757
First Charter Corp.                                           1,892       41,567
First Citizens BancShares, Inc., Class A                        373       53,917
First Commonwealth Financial Corp.                            4,271       58,513

   The accompanying notes are an integral part of these financial statements.

First Community Bancorp                                         763       36,243
First Community Bancshares, Inc.                                623       20,248
First Defiance Financial Corp.                                  400       10,676
First Financial Bancorp                                       2,175       41,108
First Financial Bankshares, Inc.                              1,069       36,175
First Financial Corp.                                           818       23,501
First Financial Holdings, Inc.                                  776       23,210
First Indiana Corp.                                             650       19,286
First Merchants Corp.                                         1,137       28,254
First Midwest Bancorp, Inc.                                   2,800       98,475
First Niagara Financial Group, Inc.                           7,061      102,948
First Oak Brook Bancshares, Class A                             436       12,304
First Place Financial Corp.                                     874       17,559
First Regional Bancorp (California)(a)                          100        6,615
First Republic Bank                                           1,318       46,565
First South Bancorp, Inc. (North Carolina)                      300        9,564
First State Bancorp                                             982       18,943
FirstFed Financial Corp.(a)                                   1,054       62,829
Flagstar Bancorp, Inc.                                        2,053       38,863
Flushing Financial Corp.                                      1,162       21,381
FNB Corp.                                                     3,400       66,810
FNB Corp. (Virginia)                                            429       12,012
Franklin Bank Corp.(a)                                        1,200       22,512
Fremont General Corp.                                         3,900       94,886
Frontier Financial Corp.                                      1,477       37,309
GB&T Bancshares, Inc.                                           772       18,343
Glacier Bancorp, Inc.                                         1,906       49,804
Gold Bancorp, Inc.                                            2,358       34,309
Great Southern Bancorp, Inc.                                    588       18,399
Greater Bay Bancorp                                           3,089       81,457
Greene County Bancshares, Inc.                                  400       10,928
Hancock Holding Co.                                           1,586       54,558
Hanmi Financial Corp.                                         2,458       41,049
Harbor Florida Bancshares, Inc.                               1,289       48,260
Harleysville National Corp.                                   1,588       36,778
Harris & Harris Group, Inc.(a)                                1,000       11,910
Heartland Financial USA, Inc.                                   643       12,558
Heritage Commerce Corp.                                         700       12,852
Horizon Financial Corp.                                         600       13,320
Hudson United Bancorp                                         2,700       97,469
IBERIABANK Corp.                                                425       26,184
Independent Bank Corp. (Massachusetts)                          951       26,828
Independent Bank Corp. (Michigan)                             1,301       37,000
Integra Bank Corp.                                              930       21,037
Interchange Financial Services Corp.                          1,014       18,607
Irwin Financial Corp.                                         1,100       24,409
ITLA Capital Corp.(a)                                           394       21,237
Kearny Financial Corp.                                        1,300       15,340
KNBT Bancorp, Inc.                                            2,000       30,180
Lakeland Bancorp, Inc.                                        1,025       16,000
Lakeland Financial Corp.                                        371       15,092
Macatawa Bank Corp.                                             653       22,653
MAF Bancorp, Inc.                                             1,965       83,768
Main Street Banks, Inc.                                         922       23,474
MainSource Financial Group, Inc.                                623       11,270
MB Financial, Inc.                                            1,291       51,421
MBT Financial Corp.                                             877       16,882
Mercantile Bank Corp.                                           473       20,798
Mid-State Bancshares                                          1,368       37,989
Midwest Banc Holdings, Inc.                                     657       12,674
Nara Bancorp, Inc.                                            1,146       16,823
NASB Financial, Inc.                                            230       10,086
National Penn Bancshares, Inc.                                2,065       51,584
NBC Capital Corp.                                               443       10,783
NBT Bancorp, Inc.                                             1,959       46,311
Net.Bank, Inc.                                                2,784       25,947
NewAlliance Bancshares, Inc.                                  6,900       96,944

   The accompanying notes are an integral part of these financial statements.

Northern Empire Bancshares(a)                                   500       15,470
Northwest Bancorp, Inc.                                       1,163       24,725
OceanFirst Financial Corp.                                      592       13,326
Ocwen Financial Corp.(a)                                      2,078       14,047
Old National Bancorp (Indiana)                                4,195       89,773
Old Second Bancorp, Inc.                                        816       23,737
Omega Financial Corp.                                           749       23,256
Oriental Financial Group, Inc.                                1,260       19,228
Pacific Capital Bancorp                                       2,754      102,117
Park National Corp.                                             761       84,091
Partners Trust Financial Group, Inc.                          3,035       32,414
Peapack-Gladstone Financial Corp.                               460       12,742
PennFed Financial Services, Inc.                                564        9,520
PennRock Financial Services Corp.                               511       18,340
Pennsylvania Commerce Bancorp, Inc.(a)                          300        9,825
Peoples Bancorp, Inc.                                           585       15,649
PFF Bancorp, Inc.                                             1,229       37,226
Pinnacle Financial Partners, Inc.(a)                            400        9,600
Piper Jaffray Cos.(a)                                         1,200       36,516
Placer Sierra Bancshares                                        400       10,908
Preferred Bank (California)                                     300       11,910
Premierwest Bancorp(a)                                          800       11,856
PrivateBancorp, Inc.                                          1,016       35,946
Prosperity Bancshares, Inc.                                   1,280       36,621
Provident Bankshares Corp.                                    1,953       62,320
Provident Financial Holdings, Inc.                              349        9,810
Provident Financial Services, Inc.                            4,417       77,607
Provident New York Bancorp                                    2,491       30,166
R&G Financial Corp., Class B                                  1,735       30,692
Renasant Corp.                                                  679       20,886
Republic Bancorp, Inc.                                        4,259       63,800
Republic Bancorp, Inc., Class A                                 422        9,162
Rockville Financial, Inc.(a)                                    500        6,110
Royal Bancshares of Pennsylvania, Class A                       227        5,391
S&T Bancorp, Inc.                                             1,636       59,060
Sanders Morris Harris Group, Inc.                               800       13,760
Sandy Spring Bancorp, Inc.                                      894       31,317
Santander BanCorp                                               347        8,696
SCBF Financial Corp.                                            447       14,148
Seacoast Banking Corp. of Florida                               748       14,728
Security Bank Corp.                                             550       12,595
Sierra Bancorp                                                  300        6,804
Signature Bank(a)                                               700       17,080
Simmons First National Corp., Class A                           844       22,881
Sound Federal Bancorp, Inc.                                     700       11,312
Southside Bancshares, Inc.                                      634       12,997
Southwest Bancorp, Inc.                                         861       17,633
State Bancorp, Inc.                                             509       11,514
State Financial Services Corp., Class A                         390       15,701
Sterling Bancorp (New York)                                   1,164       24,851
Sterling Bancshares, Inc.                                     2,763       42,992
Sterling Financial Corp. (Pennsylvania)                       1,503       32,029
Sterling Financial Corp. (Washington)                         1,383       51,724
Suffolk Bancorp                                                 614       19,826
Summit Bancshares, Inc. (Texas)                                 600       10,380
Summit Financial Group, Inc.                                    300        9,807
Sun Bancorp, Inc. (New Jersey)                                  656       13,560
Susquehanna Bancshares, Inc.                                  2,874       70,672
SVB Financial Group(a)                                        2,175      104,182
SY Bancorp, Inc.                                                778       17,777
Taylor Capital Group, Inc.                                      276       10,833
Texas Capital Bancshares, Inc.(a)                             1,400       27,636
Texas Regional Bancshares, Inc., Class A                      2,539       77,389
TierOne Corp.                                                 1,128       30,603
Tompkins Trustco, Inc.                                          385       16,709
TriCo Bancshares                                                752       16,800
TrustCo Bank Corp. (New York)                                 4,562       59,580

   The accompanying notes are an integral part of these financial statements.

Trustmark Corp.                                               2,900       84,854
UCBH Holdings, Inc.                                           5,600       90,944
UMB Financial Corp.                                             956       54,521
Umpqua Holdings Corp.                                         2,687       63,252
Union Bankshares Corp.                                          485       18,731
United Bankshares, Inc.                                       2,300       81,903
United Community Banks, Inc.                                  1,889       49,152
United Community Financial Corp.                              1,609       17,602
United Security Bancshares, Inc.                                400       12,304
Univest Corp. of Pennsylvania                                   650       19,474
Unizan Financial Corp.                                        1,384       37,077
USB Holding Co., Inc.                                           634       14,836
Vineyard National Bancorp                                       500       15,780
Virginia Commerce Bancorp                                       562       13,673
Virginia Financial Group, Inc.                                  450       15,791
W Holding Co., Inc.                                           6,600       67,452
Washington Trust Bancorp, Inc.                                  763       21,112
WesBanco, Inc.                                                1,419       42,598
West Bancorporation                                             967       18,180
West Coast Bancorp                                              892       21,774
Westamerica Bancorp                                           2,000      105,619
Western Sierra Bancorp                                          400       13,540
Westfield Financial, Inc.                                       223        5,406
Wilshire Bancorp, Inc.                                          900       12,897
Wintrust Financial Corp.                                      1,419       74,285
WSFS Financial Corp.                                            359       19,641
Yardville National Bancorp                                      524       18,733
                                                                      ----------
                                                                       7,486,710
                                                                      ----------
BEVERAGES--0.2%
Boston Beer Co., Inc., Class A(a)                               569       12,768
Coca-Cola Bottling Co. Consolidated                             296       14,960
Farmer Brothers Co.                                             430        9,572
Green Mountain Coffee Roasters, Inc.(a)                         300       10,179
Hansen Natural Corp(a)                                          500       42,361
National Beverage Corp.                                         436        3,479
Peet's Coffee & Tea, Inc.(a)                                    837       27,654
                                                                      ----------
                                                                         120,973
                                                                      ----------
BIOTECHNOLOGY--1.7%
Aastrom Biosciences, Inc.(a)                                  6,200       19,406
Alexion Pharmaceuticals, Inc.(a)                              1,714       39,491
Applera Corp. - Celera Genomics Group(a)                      4,432       48,619
Arena Pharmaceuticals, Inc.(a)                                2,100       14,322
Ariad Pharmaceuticals, Inc.(a)                                3,196       21,285
Arqule, Inc.(a)                                               1,900       12,312
Barrier Therapeutics, Inc.(a)                                   900        7,137
Cambrex Corp.                                                 1,579       30,080
Cotherix, Inc.(a)                                               800        8,152
CuraGen Corp.(a)                                              2,591       13,318
Curis, Inc.(a)                                                2,900       11,310
deCODE genetics, Inc.(a)                                      3,276       30,762
Diversa Corp.(a)                                              1,375        7,164
Encysive Pharmaceuticals, Inc.(a)                             3,517       38,019
Exelixis, Inc.(a)                                             4,590       34,104
Genitope Corp.(a)                                             1,400       17,976
GTx, Inc.(a)                                                    500        4,970
Human Genome Sciences, Inc.(a)                                7,900       91,481
ICOS Corp.(a)                                                 3,900       82,562
Illumina, Inc.(a)                                             2,200       26,554
Incyte Corp.(a)                                               5,013       35,843
Integra LifeSciences Holdings Corp.(a)                        1,224       35,741
Keryx Biopharmaceuticals, Inc.(a)                             1,400       18,480

   The accompanying notes are an integral part of these financial statements.

Lexicon Genetics, Inc.(a)                                     3,889       19,212
Lifecell Corp.(a)                                             1,800       28,458
Marshall Edwards, Inc.(a)                                       500        3,570
Martek Biosciences Corp.(a)                                   1,900       72,105
Maxygen, Inc.(a)                                              1,539       10,558
Momenta Pharmaceuticals, Inc.(a)                                500        9,885
Myogen, Inc.(a)                                               1,100        7,689
Myriad Genetics, Inc.(a)                                      1,859       29,093
Nanogen, Inc.(a)                                              2,900       11,136
Nektar Therapeutics(a)                                        5,200       87,567
Northfield Laboratories, Inc.(a)                              1,400       20,034
Orchid Cellmark, Inc.(a)                                      1,500       16,215
PRA International(a)                                            700       18,746
Regeneron Pharmaceuticals, Inc.(a)                            2,159       18,114
Savient Pharmaceuticals, Inc.(a)                              3,700       16,317
Seattle Genetics, Inc.(a)                                     1,571        8,421
StemCells, Inc.(a)                                            3,800       15,998
Stratagene Corp.(a)                                             500        4,345
Telik, Inc.(a)                                                3,173       51,593
Tercica, Inc.(a)                                                700        6,083
Transkaryotic Therapies, Inc.(a)                              1,772       64,820
ViroLogic, Inc.(a)                                            7,400       18,352
                                                                      ----------
                                                                       1,187,399
                                                                      ----------
BUILDING MATERIALS--1.0%
Aaon, Inc.(a)                                                   500        8,895
Apogee Enterprises, Inc.                                      1,715       26,360
Ceradyne, Inc.                                                1,441       34,685
Drew Industries, Inc.(a)                                        507       23,018
Eagle Materials, Inc.                                         1,160      107,404
ElkCorp                                                       1,189       33,946
Genlyte Group, Inc. (The)(a)                                  1,484       72,330
Interline Brands, Inc.                                          800       15,840
Lennox International, Inc.                                    3,044       64,441
LSI Industries, Inc.                                          1,233       17,188
Mestek, Inc.(a)                                                 200        5,098
NCI Building Systems, Inc.(a)                                 1,273       41,754
Simpson Manufacturing Co., Inc.                               2,212       67,577
Texas Industries, Inc.                                        1,382       77,710
Trex Co., Inc.(a)                                               669       17,193
York International Corp.                                      2,599       98,762
                                                                      ----------
                                                                         712,201
                                                                      ----------
CHEMICALS--2.0%
American Vanguard Corp.                                         600       12,546
Arch Chemicals, Inc.                                          1,420       35,443
Balchem Corp.                                                   500       15,025
Bio-Rad Laboratories, Inc., Class A(a)                        1,100       65,131
Cabot Microelectronics Corp.(a)                               1,541       44,674
Calgon Carbon Corp.                                           2,007       17,762
Ferro Corp.                                                   2,593       51,497
Georgia Gulf Corp.                                            2,068       64,211
Grace (W.R.) & Co.(a)                                         4,087       31,838
Great Lakes Chemical Corp.                                    3,188      100,325
H.B. Fuller Co.                                               1,709       58,209
Hercules, Inc.(a)                                             6,812       96,390
Kronos Worldwide, Inc.                                          264        7,970
MacDermid, Inc.                                               1,887       58,799
Minerals Technologies, Inc.                                   1,280       78,848
Myers Industries, Inc.                                        1,616       20,200
Newmarket Corp.(a)                                            1,065       15,751
NL Industries, Inc.                                             508        7,818
Nuco2, Inc.(a)                                                  700       17,969

   The accompanying notes are an integral part of these financial statements.

Octel Corp.                                                     736       13,248
Olin Corp.                                                    4,304       78,505
OM Group, Inc.(a)                                             1,722       42,516
Pioneer Cos., Inc.(a)                                           700       15,393
PolyOne Corp.(a)                                              5,579       36,933
Raven Industries, Inc.                                          980       22,952
Rogers Corp.(a)                                               1,043       42,294
Schulman (A.), Inc.                                           1,884       33,705
Spartech Corp.                                                1,971       35,084
Stepan Co.                                                      366        8,089
SurModics, Inc.(a)                                              951       41,245
Symyx Technologies, Inc.(a)                                   1,977       55,316
Terra Industries, Inc.(a)                                     5,600       38,136
UAP Holding Corp.                                             2,000       33,200
Vertex Pharmaceuticals, Inc.(a)                               5,781       97,352
Wellman, Inc.                                                 2,015       20,533
Westlake Chemical Corp.                                         800       19,600
Zoltek Cos., Inc.(a)                                            700        7,861
                                                                      ----------
                                                                       1,442,368
                                                                      ----------
COAL--0.1%
Alpha Natural Resources, Inc.(a)                              1,800       42,984
Foundation Coal Holdings, Inc.(a)                             1,400       36,316
James River Coal Co.(a)                                         800       27,720
                                                                      ----------
                                                                         107,020
                                                                      ----------
COMMERCIAL SERVICES--5.1%
Aaron Rents, Inc.                                             2,376       59,139
ABM Industries, Inc.                                          2,405       46,898
Ace Cash Express, Inc.(a)                                       700       17,892
Actuant Corp., Class A(a)                                     1,641       78,670
Administaff, Inc.(a)                                          1,214       28,845
Advance America Cash Advance                                  4,100       65,600
Advisory Board Co. (The)(a)                                   1,170       57,026
Albany Molecular Research, Inc.(a)                            1,395       19,530
Alderwoods Group, Inc.(a)                                     2,429       34,905
Arbitron, Inc.(a)                                             1,943       83,355
Armor Holdings, Inc.(a)                                       2,127       84,250
Bankrate, Inc.(a)                                               600       12,084
BearingPoint, Inc.(a)                                        11,100       81,363
Bowne & Co., Inc.                                             2,110       30,511
Bright Horizons Family Solutions, Inc.(a)                     1,604       65,315
CDI Corp.                                                       788       17,273
Central Parking Corp.                                         1,247       17,146
Cenveo, Inc.(a)                                               3,000       22,680
Chemed Corp.                                                  1,502       61,402
Clark, Inc.(a)                                                1,016       14,559
CMGI, Inc.(a)                                                29,336       55,445
Coinstar, Inc.(a)                                             1,587       36,009
Consolidated Graphics, Inc.(a)                                  718       29,273
Corinthian Colleges, Inc.(a)                                  5,500       70,235
CorVel Corp.(a)                                                 334        8,390
CoStar Group, Inc.(a)                                           987       43,033
CRA International, Inc.(a)                                      584       31,448
Cross Country Healthcare, Inc.(a)                             1,998       33,966
Darling International, Inc.(a)                                3,872       14,520
DeVry, Inc.(a)                                                3,500       69,650
DiamondCluster International, Inc.(a)                         1,800       20,340
Educate, Inc.(a)                                              1,100       15,565
Electro Rent Corp.                                            1,119       16,270
Euronet Worldwide, Inc.(a)                                    1,843       53,576
Exponent, Inc.(a)                                               500       14,290
FTI Consulting, Inc.(a)                                       2,633       55,030

   The accompanying notes are an integral part of these financial statements.

Gartner Inc. Class A(a)                                       3,354       35,619
Gevity HR, Inc.                                               1,719       34,432
Greg Manning Auctions, Inc.(a)                                  400        4,780
GSI Commerce, Inc.(a)                                         1,910       31,993
Harris Interactive, Inc.(a)                                   3,084       15,019
Healthcare Services Group, Inc.                               1,623       32,590
Heidrick & Struggles International, Inc.(a)                   1,178       30,722
Hudson Highland Group, Inc.(a)                                1,278       19,924
Huron Consulting Group, Inc.(a)                                 400        9,420
iPayment Holdings, Inc.(a)                                      782       28,559
j2 Global Communications, Inc.(a)                             1,455       50,110
Jackson Hewitt Tax Service                                    2,300       54,372
Kelly Services, Inc., Class A                                 1,161       33,251
Kforce, Inc.(a)                                               2,000       16,920
Korn/Ferry International(a)                                   2,044       36,281
Labor Ready, Inc.(a)                                          2,622       61,119
Landauer, Inc.                                                  563       29,225
Learning Tree International, Inc.(a)                            510        6,130
Lecg Corp.(a)                                                   900       19,134
Magellan Health Services, Inc.(a)                             1,600       56,496
MAXIMUS, Inc.(a)                                              1,165       41,113
McGrath Rentcorp                                              1,250       29,625
Midas, Inc.(a)                                                  938       21,574
Mobile Mini, Inc.(a)                                            927       31,963
Monro Muffler Brake, Inc.(a)                                    605       17,854
Morningstar, Inc.(a)                                            500       14,075
MPS Group, Inc.(a)                                            6,316       59,497
Navigant Consulting Co.(a)                                    2,984       52,697
NetRatings, Inc.(a)                                             907       12,335
Odyssey Marine Exploration, Inc.(a)                           2,200       10,956
PHH Corp.(a)                                                  3,200       82,304
Plexus Corp.(a)                                               2,675       38,065
Pre-Paid Legal Services, Inc.                                   632       28,219
PRG-Schultz International, Inc.(a)                            2,479        6,991
Providence Service Corp.(The)(a)                                600       14,898
QC Holdings, Inc.(a)                                            400        5,776
Quanta Services, Inc.(a)                                      7,094       62,427
Rent-Way, Inc.(a)                                             1,566       15,409
Resources Connection, Inc.(a)                                 2,896       67,274
Rollins, Inc.                                                 1,733       34,729
Senomyx, Inc.(a)                                              1,300       21,463
SFBC International, Inc.                                      1,089       42,068
Sotheby's Holdings, Inc., Class A(a)                          2,430       33,291
Source Interlink Cos., Inc.(a)                                2,000       24,740
SOURCECORP, Inc.(a)                                             910       18,036
Spherion Corp.(a)                                             3,770       24,882
Stamps.com, Inc.                                              1,018       19,088
Stewart Enterprises, Inc., Class A(a)                         6,436       42,091
Strayer Education, Inc.                                         885       76,340
TeleTech Holdings, Inc.(a)                                    2,144       17,474
Thomas Nelson, Inc.                                             662       14,405
TNS, Inc.(a)                                                    800       18,696
Trimeris, Inc.(a)                                             1,125       11,228
Tyler Technologies, Inc.(a)                                   2,177       16,458
United Rentals, Inc.(a)                                       4,079       82,437
Universal Technical Institute, Inc.(a)                        1,300       43,160
URS Corp.(a)                                                  2,483       92,739
Valassis Communications, Inc.(a)                              3,000      111,149
Viad Corp.                                                    1,400       39,676
Volt Information Sciences, Inc.(a)                              466       11,058
Watson Wyatt & Co. Holdings                                   2,000       51,260
Wireless Facilities, Inc.(a)                                  3,384       21,421
World Fuel Services Corp.                                     1,396       32,680
Wright Express Corp.(a)                                       2,400       44,328
                                                                      ----------
                                                                       3,629,528

   The accompanying notes are an integral part of these financial statements.

                                                                      ----------
COMPUTERS--4.0%
3D Systems Corp.(a)                                             700       16,842
Advanced Digital Information Corp.(a)                         3,894       29,594
Advent Software, Inc.(a)                                      1,288       26,095
Agile Software Corp.(a)                                       3,237       20,393
ANSYS, Inc.(a)                                                1,880       66,759
Anteon International Corp.(a)                                 1,664       75,912
Aspen Technology, Inc.(a)                                     2,648       13,770
autobytel.com, Inc.(a)                                        2,507       12,109
Black Box Corp.                                               1,047       37,064
Brocade Communications Systems, Inc.(a)                      16,300       63,244
CCC Information Services Group, Inc.(a)                         509       12,191
CIBER, Inc.(a)                                                3,189       25,448
COMSYS IT Partners, Inc.(a)                                     800       13,648
Concur Technologies, Inc.(a)                                  1,756       18,491
Covansys Corp.(a)                                             1,900       24,415
CyberGuard Corp.(a)                                           1,329        7,901
Dendrite International, Inc.(a)                               2,552       35,218
Digital River, Inc.(a)                                        2,081       66,072
Digitas, Inc.(a)                                              5,460       62,299
Dot Hill Systems Corp.(a)                                     2,617       13,713
DSP Group, Inc.(a)                                            1,750       41,773
E.piphany, Inc.(a)                                            4,760       16,565
Echelon Corp.(a)                                              1,818       12,508
Eclipsys Corp.(a)                                             2,282       32,108
eCollege.com, Inc.(a)                                         1,045       12,436
Electronics For Imaging, Inc.(a)                              3,255       68,485
Entrust, Inc.(a)                                              3,777       18,092
Epicor Software Corp.(a)                                      3,230       42,636
Extreme Networks, Inc.(a)                                     7,433       30,475
FalconStor Software, Inc.(a)                                  1,507        9,841
Gamestop Corp., Class B(a)                                    2,779       83,091
Gateway, Inc.(a)                                             15,634       51,592
Hypercom Corp.(a)                                             3,196       20,678
IDX Systems Corp.(a)                                          1,521       45,843
iGATE Corp.(a)                                                1,313        4,701
Imation Corp.                                                 2,000       77,580
infoUSA, Inc.(a)                                              1,977       23,131
Integral Systems, Inc.                                          600       13,578
Intergraph Corp.(a)                                           1,686       58,100
Internet Security Systems, Inc.(a)                            2,396       48,615
Interwoven, Inc.(a)                                           2,521       18,983
Jack Henry & Associates, Inc.                                 4,400       80,563
Kanbay International, Inc.(a)                                 1,500       34,665
Keynote Systems, Inc.(a)                                      1,060       12,370
Komag, Inc.(a)                                                1,809       51,321
Kronos, Inc.(a)                                               1,956       79,003
Lexar Media, Inc.(a)                                          4,823       23,681
Lionbridge Technologies, Inc.(a)                              2,571       17,431
Manhattan Associates, Inc.(a)                                 1,792       34,424
Maxtor Corp.(a)                                              15,400       80,079
MICROS Systems, Inc.(a)                                       2,272      101,671
Mobility Electronics, Inc.(a)                                 1,600       14,640
MTS Systems Corp.                                             1,154       38,751
NetScout Systems, Inc.(a)                                     1,470        9,687
Packeteer, Inc.(a)                                            2,078       29,300
PalmOne, Inc.(a)                                              2,523       75,110
PAR Technology Corp.(a)                                         200        6,400
Pegasus Solutions, Inc.(a)                                    1,208       13,469
Perot Systems Corp., Class A(a)                               4,997       71,057
Progress Software Corp.(a)                                    2,292       69,104
QAD, Inc.                                                       695        5,352
Quantum Corp.(a)                                             11,115       33,012
Quest Software, Inc.(a)                                       3,887       52,980
Radiant Systems, Inc.(a)                                      1,400       15,960
RadiSys Corp.(a)                                              1,207       19,493

   The accompanying notes are an integral part of these financial statements.

Rimage Corp.(a)                                                 600       12,738
RSA Security, Inc.(a)                                         4,335       49,766
SafeNet, Inc.(a)                                              1,538       52,384
Sapient Corp.(a)                                              4,913       38,960
ScanSoft, Inc.(a)                                             5,040       19,051
ScanSource, Inc.(a)                                             786       33,751
Secure Computing Corp.                                        2,183       23,751
SI International, Inc.(a)                                       600       17,976
Silicon Storage Technology, Inc.(a)                           5,330       21,480
Sonic Solutions, Inc.(a)                                      1,503       27,956
SonicWALL, Inc.(a)                                            3,205       17,275
SS&C Technologies, Inc.                                       1,010       31,997
Stratasys, Inc.(a)                                              655       21,405
Sykes Enterprises, Inc.(a)                                    1,558       14,770
Synaptics, Inc.(a)                                            1,443       30,822
Synnex Corp.(a)                                                 500        8,755
Syntel, Inc.                                                    504        8,079
Transaction Systems Architects, Inc., Class A(a)              2,288       56,353
TTM Technologies, Inc.(a)                                     2,512       19,116
Verity, Inc.(a)                                               2,254       19,768
                                                                      ----------
                                                                       2,867,665
                                                                      ----------
COMPUTERS, PERIPHERAL & SOFTWARE--0.5%
Bottomline Technologies, Inc.                                   800       11,976
Digi International, Inc.(a)                                   1,400       16,604
Factset Research Systems, Inc.                                2,050       73,472
Intervideo, Inc.(a)                                             600        8,628
Mapinfo Corp(a)                                               1,300       13,663
McDATA Corp., Class A(a)                                      7,200       28,800
Merge Technologies, Inc.(a)                                     700       13,125
Motive, Inc.(a)                                               1,300       12,909
Navarre Corp.(a)                                              1,600       12,792
Ness Technologies, Inc.(a)                                    1,200       12,744
Netgear, Inc.(a)                                              1,900       35,340
Open Solutions, Inc.(a)                                       1,200       24,372
Phase Forward, Inc.(a)                                        1,300        8,840
Rightnow Technologies, Inc.(a)                                  700        8,414
Ultimate Software Group, Inc.(a)                              1,400       22,960
Vignette Corp.(a)                                             1,748       19,665
WebSideStory, Inc.(a)                                           500        7,330
Witness Systems, Inc.(a)                                      1,600       29,168
                                                                      ----------
                                                                         360,802
                                                                      ----------
COSMETICS/PERSONAL CARE--0.2%
Chattem, Inc.(a)                                              1,045       43,262
Elizabeth Arden, Inc.(a)                                      1,545       36,138
Inter Parfums, Inc.                                             258        5,003
Parlux Fragrances, Inc.(a)                                      400       11,068
Revlon, Inc., Class A(a)                                      8,842       27,145
                                                                      ----------
                                                                         122,616
                                                                      ----------
DISTRIBUTION/WHOLESALE--1.0%
Advanced Energy Industries, Inc.(a)                           1,281       10,069
Aviall, Inc.(a)                                               2,031       64,159
Beacon Roofing Supply, Inc.(a)                                1,000       26,300
Bell Microproducts, Inc.(a)                                   1,800       16,920
Bluelinx Holdings, Inc.                                         600        6,348
Building Materials Holdings Corp.                               871       60,352
Central European Distribution Corp.                             847       31,619
Comfort Systems USA, Inc.(a)                                  2,400       15,792

   The accompanying notes are an integral part of these financial statements.

Handleman Co.                                                 1,319       21,777
Hughes Supply, Inc.                                           4,000      112,399
Huttig Building Products, Inc.(a)                               900        9,819
Keystone Automotive Industries, Inc.(a)                         988       24,433
LKQ Corp.(a)                                                    900       24,435
Owens & Minor, Inc.                                           2,373       76,767
United Stationers, Inc.(a)                                    2,024       99,378
Watsco, Inc.                                                  1,254       53,420
WESCO International, Inc.(a)                                  1,929       60,532
                                                                      ----------
                                                                         714,519
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Accredited Home Lenders Holding Co.(a)                        1,048       46,112
Advanta Corp., Class B                                        1,126       31,708
Archipelago Hldgs, Inc., Usd 0.01(a)                          1,800       70,182
Asset Acceptance Capital Corp.(a)                               500       12,955
Asta Funding, Inc.                                              600       16,668
BKF Capital Group, Inc.                                         400       15,164
Calamos Asset MGMT-A(a)                                       1,400       38,136
Century Business Services, Inc.(a)                            3,672       14,872
Charter Municipal Mortgage Acceptance Co.                     2,403       52,770
Cohen & Steers, Inc.                                            500       10,305
Collegiate Funding Services(a)                                  900       13,122
CompuCredit Corp.(a)                                          1,221       41,856
Credit Acceptance Corp.(a)                                      600        8,934
Delta Financial Corp.                                           700        6,657
Digital Insight Corp.(a)                                      2,122       50,758
Doral Financial Corp.                                         5,200       86,008
Encore Capital Group, Inc.(a)                                   900       15,300
Federal Agricultrural Mortgage Corp., Class C                   714       15,744
Financial Federal Corp.(a)                                    1,052       40,649
Forrester Research, Inc.(a)                                     746       13,301
Gabelli Asset Management, Inc., Class A                         439       19,399
GFI Group, Inc.(a)                                              400       14,240
Gladstone Capital Corp.                                         676       15,818
Greenhill & Co, Inc.                                            700       28,357
International Securities Exchange, Inc.(a)                      700       17,577
Investment Technology Group, Inc.(a)                          2,402       50,490
Knight Capital Group, Inc.(a)                                 6,559       49,980
LaBranche & Co, Inc.(a)                                       3,300       20,790
Ladenburg Thalmann Financial Services(a)                        365          208
Marketaxess Holdings, Inc.(a)                                 1,400       15,820
Marlin Business Services, Inc.(a)                               400        8,040
MCG Capital Corp.                                             2,839       48,490
Metris Companies, Inc.(a)                                     3,508       50,726
Nasdaq Stock Market, Inc.(The)(a)                             2,700       50,922
National Financial Partners Co.                               2,100       82,194
NCO Group, Inc.(a)                                            1,927       41,681
OptionsXpress Holdings., Inc.                                 1,300       19,760
Phoenix Companies, Inc.                                       5,808       69,115
Portfolio Recovery Associates, Inc.(a)                          957       40,213
Resource America, Inc., Class A                                 989       38,106
S1 Corp.(a)                                                   4,285       20,182
StarTek, Inc.                                                   700       11,494
Stifel Financial Corp.                                          466       11,259
SWS Group, Inc.                                                 914       15,703
Technology Investment Capital Corp.                             800       11,840
Waddell & Reed Financial, Inc.                                4,600       85,100
World Acceptance Corp.(a)                                     1,116       33,536
                                                                      ----------
                                                                       1,472,241
                                                                      ----------
ELECTRIC--1.5%
Allete, Inc.                                                  1,500       74,850

   The accompanying notes are an integral part of these financial statements.

Avista Corp.                                                  2,948       54,803
Black Hills Corp.                                             1,960       72,226
Calpine Corp.(a)                                             32,700      111,179
Central Vermont Public Service Corp.                            752       13,912
CH Energy Group, Inc.                                           944       45,907
Cleco Corp.                                                   3,060       66,004
Duquesne Light Holdings, Inc.                                 4,700       87,796
El Paso Electric Co.(a)                                       2,912       59,550
Empire District Electric Co. (The)                            1,534       36,755
IDACORP, Inc.                                                 2,520       77,188
MGE Energy, Inc.                                              1,285       46,748
Northwestern Corp.                                            2,200       69,344
Ormat Technologies, Inc.(a)                                     400        7,640
Otter Tail Corp.                                              1,769       48,347
Plug Power, Inc.(a)                                           2,681       18,365
Sierra Pacific Resources(a)                                   7,131       88,781
UIL Holdings Corp.                                              932       50,151
UniSource Energy Corp.                                        2,121       65,221
                                                                      ----------
                                                                       1,094,767
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
American Superconductor Corp.(a)                              1,900       17,385
Belden CDT, Inc.                                              2,821       59,804
C&D Technologies, Inc.                                        1,530       14,061
China Energy Savings Technology, Inc.(a)                        100          996
Color Kinetics, Inc.(a)                                         800        8,512
Encore Wire Corp.                                             1,008       11,683
Enersys(a)                                                    2,800       38,164
GrafTech International, Ltd.(a)                               5,962       25,637
Medis Technologies, Ltd.(a)                                     936       15,538
Microtune, Inc.(a)                                            3,200       16,048
Power-One, Inc.(a)                                            4,572       28,849
Superior Essex, Inc.(a)                                       1,000       17,710
Ultralife Batteries, Inc.(a)                                    900       14,535
Wilson Greatbatch Technologies, Inc.(a)                       1,311       31,333
                                                                      ----------
                                                                         300,255
                                                                      ----------
ELECTRONICS--3.4%
Actel Corp.(a)                                                1,527       21,225
Aeroflex, Inc.(a)                                             4,537       38,111
Agilysys, Inc.                                                1,775       27,868
American Science & Engineering, Inc.(a)                         500       22,180
Analogic Corp.                                                  837       42,118
Artesyn Technologies, Inc.(a)                                 2,272       19,766
ATMI, Inc.(a)                                                 2,220       64,402
Badger Meter, Inc.                                              300       12,390
Barnes Group, Inc.                                            1,058       35,020
Bel Fuse, Inc., Class B                                         701       21,423
Benchmark Electronics, Inc.                                   2,493       75,836
Brady Corp., Class A                                          2,496       77,375
Checkpoint Systems, Inc.(a)                                   2,305       40,799
Cogent, Inc.(a)                                               1,400       39,970
Coherent, Inc.(a)                                             1,867       67,231
CTS Corp.                                                     2,282       28,046
Cubic Corp.                                                     904       16,037
Cymer, Inc.(a)                                                2,182       57,496
Daktronics, Inc.(a)                                             899       17,989
Diodes, Inc.                                                    567       17,690
Dionex Corp.(a)                                               1,241       54,120
EDO Corp.                                                       956       28,594
Electro Scientific Industries, Inc.(a)                        1,782       31,862
Energy Conversion Devices, Inc.(a)                            1,402       31,377
Exar Corp.(a)                                                 2,531       37,687

   The accompanying notes are an integral part of these financial statements.

Excel Technology, Inc.(a)                                       760       18,468
Fargo Electronics, Inc.(a)                                      800       15,992
Faro Technologies, Inc.(a)                                      700       19,082
FEI Co.(a)                                                    1,412       32,208
FuelCell Energy, Inc.(a)                                      2,931       29,926
General Cable Corp.(a)                                        2,430       36,037
Helix Technology Corp.                                        1,588       21,089
Herley Industries, Inc.(a)                                      805       14,683
Hutchinson Technology, Inc.(a)                                1,541       59,344
II-VI, Inc.                                                   1,388       25,525
International DisplayWorks, Inc.(a)                           1,900       15,200
Ionatron, Inc.(a)                                             1,500       12,885
Keithley Instruments, Inc.                                      787       12,128
KEMET Corp.(a)                                                5,286       33,302
LaBarge, Inc.(a)                                                600       10,890
LeCroy Corp.(a)                                                 700        9,625
Lifeline Systems, Inc.                                          742       23,833
Littelfuse, Inc.(a)                                           1,395       38,851
LoJack Corp.(a)                                               1,000       17,560
Mattson Technology, Inc.(a)                                   2,624       18,788
Measurement Specialties, Inc.(a)                                700       16,247
Mentor Graphics Corp.(a)                                      4,786       49,057
Mercury Computer Systems, Inc.(a)                             1,262       34,541
Methode Electronics, Inc., Class A                            2,217       26,316
Metrologic Instruments, Inc.                                    732        9,179
Micrel, Inc.(a)                                               3,779       43,534
Microsemi Corp.(a)                                            3,699       69,540
MKS Instruments, Inc.(a)                                      2,021       34,135
Molecular Devices Corp.(a)                                    1,068       23,101
Moog, Inc., Class A                                           2,097       66,035
Multi-Fineline Electronix, Inc.(a)                              500        9,200
OSI Systems, Inc.(a)                                            902       14,243
Park Electrochemical Corp.                                    1,231       31,021
Photon Dynamics, Inc.(a)                                      1,058       21,805
Photronics, Inc.(a)                                           1,991       46,470
Power Integrations, Inc.(a)                                   1,769       38,157
Rofin-Sinar Technologies, Inc.(a)                               928       30,438
Rudolph Technologies, Inc.(a)                                   776       11,120
Silicon Image, Inc.(a)                                        4,791       49,156
Spatialight, Inc.(a)                                          1,800       10,206
Supertex, Inc.(a)                                               626       11,055
Sypris Solutions, Inc.                                          510        6,309
Taser International, Inc.                                     3,700       37,148
Technitrol, Inc.(a)                                           2,473       34,943
Triumph Group, Inc.(a)                                          931       32,362
Universal Display Corp.(a)                                    1,443       14,834
Universal Electronics, Inc.(a)                                  836       13,869
Varian, Inc.(a)                                               2,047       77,355
Vicor Corp.                                                   1,172       15,939
Viisage Technology, Inc.(a)                                   2,000        8,960
Watts Water Technologies, Inc., Class A                       1,538       51,508
Woodward Governor Co.                                           604       50,754
X-Rite, Inc.                                                  1,317       15,159
Zoran Corp.(a)                                                2,605       34,620
                                                                      ----------
                                                                       2,430,344
                                                                      ----------
ENERGY & RELATED--0.2%
Headwaters, Inc.(a)                                           2,526       86,844
KCS Energy, Inc.(a)                                           2,983       51,815
                                                                      ----------
                                                                         138,659
                                                                      ----------
ENERGY - ALTERNATE SOURCES--0.3%
Danielson Holdings Corp.(a)                                   6,500       79,105

   The accompanying notes are an integral part of these financial statements.

Evergreen Solar, Inc.(a)                                      2,400       15,432
KFX, Inc.(a)                                                  3,599       51,430
Pacific Ethanol, Inc.(a)                                        200        1,994
Quantum Fuel Systems Technologies Worldwide, Inc.(a)          2,700       13,500
Syntroleum Corp.(a)                                           2,400       24,624
                                                                      ----------
                                                                         186,085
                                                                      ----------
ENGINEERING & CONSTRUCTION--0.3%
EMCOR Group, Inc.(a)                                            910       44,499
Granite Construction, Inc.                                    2,090       58,729
Infrasource Services, Inc.(a)                                   800        8,336
Layne Christensen Co.(a)                                        600       11,919
Perini Corp.(a)                                               1,164       19,113
Washington Group International, Inc.(a)                       1,565       80,003
                                                                      ----------
                                                                         222,599
                                                                      ----------
ENTERTAINMENT--1.5%
4Kids Entertainment, Inc.(a)                                    852       16,938
Alliance Gaming Corp.(a)                                      3,056       42,845
Ambassadors Group, Inc.                                         500       18,595
Ameristar Casinos, Inc.                                       1,438       37,517
Argosy Gaming Co.(a)                                          1,837       85,623
Blue Coat Systems, Inc.(a)                                      600       17,928
Blue Nile, Inc.(a)                                              900       29,421
Carmike Cinemas, Inc.                                           783       24,022
Churchill Downs, Inc.                                           485       20,608
Cybersource Corp.(a)                                          1,600       11,696
Dover Downs Gaming & Entertainment, Inc.                        537        7,121
Dover Motorsports, Inc.                                       1,031        6,186
Equinix, Inc.(a)                                                900       39,006
Gaylord Entertainment Co.(a)                                  2,461      114,411
Great Wolf Resorts, Inc.                                      1,500       30,660
Internet Capital Group, Inc.(a)                               2,300       16,859
Ipass, Inc.(a)                                                3,300       19,998
Isle of Capri Casinos, Inc.(a)                                  886       23,213
Ivillage, Inc.(a)                                             2,900       17,342
Lakes Entertainment, Inc.                                       900       13,860
Macrovision Corp.(a)                                          3,052       68,792
Magna Entertainment Corp., Class A(a)                         2,253       12,707
Martha Stewart Living Omnimedia Inc., Class A(a)              1,334       38,926
Mikohn Gaming Corp.(a)                                        1,400       20,615
MTR Gaming Group, Inc.(a)                                     1,379       16,052
Patten Corp.(a)                                               1,300       22,633
Pinnacle Entertainment, Inc.(a)                               2,411       47,159
RealNetworks, Inc.(a)                                         7,000       34,790
Redback Network, Inc.(a)                                      2,500       15,950
Shuffle Master, Inc.                                          2,197       61,582
Six Flags, Inc.(a)                                            5,627       26,166
Speedway Motorsports, Inc.                                      957       34,988
Steinway Musical Instruments, Inc.(a)                           400       11,744
Sunterra Corp.(a)                                             1,200       19,452
Travelzoo, Inc.(a)                                              200        6,566
Vail Resorts, Inc.(a)                                         1,888       53,053
World Wrestling Entertainment, Inc.                           1,269       14,492
                                                                      ----------
                                                                       1,099,516
                                                                      ----------
ENVIRONMENTAL CONTROL--0.5%
Aleris International, Inc.(a)                                 1,900       42,845
American Ecology Corp.                                          700       12,530
Casella Waste Systems, Inc., Class A(a)                       1,158       13,896

   The accompanying notes are an integral part of these financial statements.

Clean Harbors, Inc.(a)                                          900       19,512
Duratek, Inc.(a)                                                800       18,544
Metal Management, Inc.                                        1,300       25,155
Mine Safety Appliances Co.                                    1,781       82,282
Tetra Tech, Inc.(a)                                           3,196       43,242
Thermogenesis(a)                                              2,800       12,180
Waste Connections, Inc.                                       2,817      105,046
Waste Industries USA, Inc.                                      400        5,656
Waste Services, Inc.(a)                                       3,900       14,976
                                                                       ---------
                                                                         395,864
                                                                       ---------
FOOD--2.2%
American Italian Pasta Co., Class A                           1,089       22,891
Arden Group, Inc., Class A                                       44        3,488
BJ'S Restaurants, Inc.(a)                                       825       16,781
CEC Entertainment, Inc.(a)                                    2,109       88,767
Chiquita Brands International, Inc.                           2,536       69,639
Corn Products International, Inc.                             4,586      108,962
Flowers Foods, Inc.                                           2,041       72,170
Gold Kist, Inc.(a)                                            3,100       66,898
Great Atlantic & Pacific Tea Co.(a)                           1,043       30,310
Hain Celestial Group, Inc.(a)                                 1,814       35,373
IHOP Corp.                                                    1,204       52,242
Ingles Markets, Inc., Class A                                   687        9,460
J & J Snack Foods Corp.                                         362       18,951
Jack in the Box, Inc.(a)                                      2,187       82,931
Lance, Inc.                                                   1,852       31,873
Landry's Restaurants, Inc.                                    1,028       30,933
M&F Worldwide Corp.(a)                                          700        9,352
Nash Finch Co.                                                  749       27,518
P.F. Chang's China Bistro, Inc.(a)                            1,546       91,182
Papa John's International, Inc.(a)                              611       24,422
Pathmark Stores, Inc.(a)                                      1,800       15,768
Performance Food Group Co.(a)                                 2,900       87,608
Provide Commerce, Inc.(a)                                       500       10,795
Ralcorp Holdings, Inc.                                        1,804       74,235
Rare Hospitality International, Inc.(a)                       2,043       62,250
Ruddick Corp.                                                 2,046       52,234
Sanderson Farms, Inc.                                         1,055       47,939
Sanfilippo (John B.) & Son, Inc.(a)                             442       10,193
Seabooard Corp.                                                  17       28,288
Sensient Technologies Corp.                                   2,888       59,522
Spartan Stores, Inc.(a)                                       1,300       19,071
Tejon Ranch Co.(a)                                              515       26,507
Tootsie Roll Industries, Inc.                                 1,500       43,875
United Natural Foods, Inc.                                    2,450       74,407
Weis Markets, Inc.                                              821       31,847
Wild Oats Markets, Inc.(a)                                    1,728       19,786
                                                                       ---------
                                                                       1,558,468
                                                                       ---------
FOREST PRODUCTS & PAPER--0.7%
American Woodmark Corp.                                         668       20,047
Bowater, Inc.                                                 3,400      110,058
Buckeye Technologies, Inc.(a)                                 1,844       14,697
Caraustar Industries, Inc.(a)                                 1,722       18,081
Chesapeake Corp.                                              1,223       25,610
Deltic Timber Corp.                                             607       23,084
Glatfelter Co.                                                2,681       33,244
Mercer International, Inc.-Sbi(a)                             1,700       12,393
Neenah Paper Inc.                                               900       27,873
Potlatch Corp.                                                1,720       90,008
Rock-Tenn Co., Class A                                        1,812       22,922
Schweitzer-Mauduit International, Inc.                          941       29,293

   The accompanying notes are an integral part of these financial statements.

Universal Forest Products, Inc.                                 996       41,284
Wausau-Mosinee Paper Corp.                                    2,578       30,884
Xerium Technologies, Inc.(a)                                    800        9,480
                                                                       ---------
                                                                         508,958
                                                                       ---------
GAS--0.4%
EnergySouth, Inc.                                               419       11,610
Laclede Group, Inc. (The)                                     1,278       40,589
NICOR, Inc.                                                   2,700      111,160
Peoples Energy Corp.                                          2,300       99,958
                                                                       ---------
                                                                         263,317
                                                                       ---------
HAND/MACHINE TOOLS--0.4%
Baldor Electric Co.                                           2,018       49,078
Franklin Electric Co., Inc.                                   1,320       51,018
Kennametal, Inc.                                              2,258      103,529
Powell Industries, Inc.(a)                                      439        8,284
Regal-Beloit Corp.                                            1,470       42,865
                                                                       ---------
                                                                         254,774
                                                                       ---------
HEALTH CARE--4.8%
Abiomed, Inc.(a)                                              1,200       10,260
Adeza Biomedical Corp.                                          300        5,094
Advanced Neuromodulation Systems, Inc.(a)                     1,246       49,441
Alliance Imaging, Inc.(a)                                       825        8,630
Allied Healthcare International, Inc.(a)                      1,800       12,744
Amedisys, Inc.(a)                                               900       33,102
America Service Group, Inc.                                     650       10,303
American Dental Partners, Inc.(a)                               500       12,205
American Healthways, Inc.                                     2,012       85,047
American Medical Systems Holdings, Inc.(a)                    4,174       86,193
American Retirement Corp.(a)                                  1,700       24,854
AMN Healthcare Services, Inc.(a)                                718       10,792
AmSurg Corp.                                                  1,792       49,620
Angiodynamics, Inc.(a)                                          100        2,174
Animas Corp.(a)                                                 700       14,105
Apria Healthcare Group, Inc.(a)                               3,000      103,920
Arrow International, Inc.                                     1,251       39,907
ArthroCare Corp.(a)                                           1,426       49,824
Aspect Medical Systems, Inc.(a)                                 988       29,383
Bei Technologies, Inc.                                          700       18,676
Beverly Enterprises, Inc.(a)                                  6,652       84,746
BioMarin Pharmaceutical, Inc.(a)                              3,972       29,750
Biosite, Inc.(a)                                              1,075       59,114
Bruker BioSciences Corp.(a)                                   2,270        9,057
Caliper Life Sciences, Inc.(a)                                1,700        9,520
Candela Corp.                                                 1,360       14,212
Cantel Medical Corp.(a)                                         700       11,452
Centene Corp.                                                 2,526       84,823
Cepheid, Inc.(a)                                              2,554       18,746
Compx International, Inc.(a)                                    100        1,675
CONMED Corp.(a)                                               1,745       53,694
Cyberonics, Inc.(a)                                           1,306       56,667
Datascope Corp.                                                 716       23,879
DexCom, Inc.(a)                                                 300        3,747
DHB Industries, Inc.(a)                                       1,698       14,348
Diagnostic Products Corp.                                     1,416       67,019
DJ Orthopedics, Inc.(a)                                       1,359       37,277
Encore Medical Corp.(a)                                       2,400       13,320

   The accompanying notes are an integral part of these financial statements.

Enzo Biochem, Inc.                                            1,715       30,750
Enzon Pharmaceuticals, Inc.(a)                                2,679       17,360
Foxhollow Technologies, Inc.(a)                                 800       30,616
Genesis HealthCare Corp.(a)                                   1,248       57,757
Gentiva Health Services, Inc.(a)                              1,438       25,683
Haemonetics Corp.(a)                                          1,544       62,748
Healthtronics, Inc.(a)                                        2,100       27,279
Hologic, Inc.(a)                                              1,296       51,516
Hooper Holmes, Inc.                                           3,918       16,260
Horizon Health Corp.(a)                                         600       14,034
ICU Medical, Inc.(a)                                            852       27,409
Intermagnetics General Corp.                                  1,750       53,830
Intralase Corp.(a)                                              800       15,696
Invacare Corp.                                                1,884       83,574
Inverness Medical Innovations, Inc.(a)                        1,023       27,928
IRIS International, Inc.(a)                                   1,000       17,800
Kensey Nash Corp.(a)                                            535       16,178
Kindred Healthcare, Inc.                                      1,736       68,763
Kyphon, Inc.(a)                                               1,717       59,734
LabOne, Inc.(a)                                               1,080       42,995
Laserscope(a)                                                 1,253       51,924
LCA-Vision, Inc.                                              1,250       60,575
Luminex Corp.(a)                                              1,503       14,790
Matria Healthcare, Inc.(a)                                      948       30,554
Medcath Corp.(a)                                                400       11,116
Mentor Corp.                                                  1,932       80,139
Meridian Bioscience, Inc.                                       700       13,265
Merit Medical Systems, Inc.(a)                                1,646       25,365
Micro Therapeutics, Inc.(a)                                     664        2,643
National Healthcare Corp.                                       364       12,853
Neurometrix, Inc.(a)                                            300        6,009
Oakley, Inc.                                                  1,449       24,676
OCA, Inc.(a)                                                  2,272        4,271
Occulogix, Inc.                                                 700        5,873
Odyssey Healthcare, Inc.(a)                                   2,135       30,787
Option Care, Inc.                                             1,352       19,063
OraSure Technologies, Inc.(a)                                 2,704       27,013
PainCare Holdings, Inc.(a)                                    2,600       11,258
Palomar Medical Technologies, Inc.(a)                         1,000       23,920
Pediatrix Medical Group, Inc.(a)                              1,410      103,691
PolyMedica Corp.                                              1,721       61,371
PSS World Medical, Inc.(a)                                    3,910       48,680
Psychiatric Solutions, Inc.(a)                                1,200       58,452
Radiation Therapy Services, Inc.(a)                             700       18,585
RehabCare Group, Inc.(a)                                      1,024       27,372
Res-Care, Inc.(a)                                             1,200       16,272
Somanetics Corp.(a)                                             600       13,482
SonoSite, Inc.(a)                                               895       27,781
Specialty Laboratories, Inc.(a)                                 425        3,574
Stereotaxis, Inc.(a)                                            900        7,227
Steris Corp.(a)                                               4,200      108,235
Sunrise Senior Living, Inc.(a)                                1,023       55,222
Symbion, Inc.(a)                                              1,100       26,235
Symmetry Medical, Inc.(a)                                       500       11,770
Thoratec Corp.(a)                                             2,937       45,054
TriPath Imaging, Inc.(a)                                      1,880       16,093
US Physical Therapy, Inc.(a)                                    700       13,426
Ventana Medical Systems, Inc.(a)                              1,854       74,586
Viasys Healthcare, Inc.(a)                                    1,934       43,689
VistaCare, Inc., Class A(a)                                     621       11,470
Vital Images, Inc.(a)                                           700       12,565
Vital Sign, Inc.                                                313       13,559
Wellcare Group, Inc.(a)                                       1,100       39,061
West Pharmaceutical Services, Inc.                            1,902       53,351
Wright Medical Group, Inc.(a)                                 1,734       46,298
Young Innovations, Inc.                                         282       10,527
Zoll Medical Corp.(a)                                           557       14,176

   The accompanying notes are an integral part of these financial statements.

                                                                       ---------
                                                                       3,435,128
                                                                       ---------
HOLDING COMPANIES--0.2%
Navigators Group, Inc.(a)                                       500       17,285
Triarc Companies, Inc.                                        2,335       34,698
Walter Industries, Inc.                                       2,208       88,762
                                                                       ---------
                                                                         140,745
                                                                       ---------
HOME BUILDERS--0.7%
Brookfield Homes Corp.                                          916       41,770
Champion Enterprises, Inc.(a)                                 4,644       46,161
Coachmen Industries, Inc.                                       878       11,001
Comstock Homebuilding Cos., Inc. Class A(a)                     300        7,266
Fleetwood Enterprises, Inc.(a)                                3,358       34,084
Levitt Corp., Class A                                           990       29,621
M/I Schottenstein Homes, Inc.                                   784       42,414
Monaco Coach Corp.                                            1,559       26,799
Orleans Homebuilders, Inc.(a)                                   277        6,498
Palm Harbor Homes, Inc.(a)                                      583       10,978
Skyline Corp.                                                   437       17,449
Technical Olympic USA, Inc.                                     890       21,609
Thor Industries, Inc.                                         2,058       64,683
WCI Communities, Inc.(a)                                      2,067       66,207
William Lyon Homes, Inc.(a)                                     195       18,917
Winnebago Industries, Inc.                                    1,982       64,911
                                                                       ---------
                                                                         510,368
                                                                       ---------
HOME FURNISHINGS--0.6%
Bassett Furniture Industries, Inc.                              658       12,410
DTS, Inc.(a)                                                  1,100       19,613
Ethan Allen Interiors, Inc.                                   2,100       70,371
Furniture Brands International, Inc.                          3,000       64,830
Hooker Furniture Corp.                                          683       11,932
Kimball International, Inc., Class B                          1,313       17,332
La-Z-Boy, Inc.                                                3,200       46,624
Libbey, Inc.                                                    860       13,597
Maytag Corp.                                                  4,800       75,168
Movado Group, Inc.                                            1,146       21,636
Select Comfort Corp.(a)                                       2,222       47,617
Standex International Corp.                                     703       19,972
Stanley Furniture Co., Inc.                                     786       19,304
                                                                       ---------
                                                                         440,406
                                                                       ---------
HOUSEHOLD PRODUCTS / WARES--0.9%
Blyth, Inc.                                                   1,600       44,880
Central Garden & Pet Co.(a)                                   1,204       59,140
CNS, Inc.                                                       900       20,565
CSS Industries, Inc.                                            317       10,727
Ennis Business Forms, Inc.                                    1,561       28,285
Fossil, Inc.(a)                                               2,900       65,830
Harland (John H.) Co.(a)                                      1,665       63,270
Jarden Corp.(a)                                               1,817       97,974
Lifetime Hoan Corp.                                             400        7,812
National Presto Industries, Inc.                                301       13,265
Playtex Products, Inc.(a)                                     2,409       25,921
Russ Berrie & Co., Inc.                                         733        9,390
Standard Register Co. (The)                                   1,082       17,106
Tupperware Corp.                                              3,193       74,620

   The accompanying notes are an integral part of these financial statements.

Valence Technology, Inc.(a)                                   2,519        7,053
Water Pik Technologies, Inc.(a)                                 700       13,335
Yankee Candle Co. (The)(a)                                    2,709       86,959
                                                                       ---------
                                                                         646,132
                                                                       ---------
INSURANCE--2.1%
21st Century Insurance Group                                  1,950       28,938
Affirmative Insurance Holdings, Inc.                            600        9,510
Alfa Corp.                                                    1,938       28,527
American Equity Investment Life Holding Co.                   2,000       23,760
American Physicians Capital, Inc.(a)                            487       18,092
Argonaut Group, Inc.(a)                                       1,646       38,006
Baldwin & Lyons, Inc., Class B                                  435       10,484
Bristol West Holdings, Inc.                                   1,100       20,130
Ceres Group, Inc.(a)                                          2,100       12,768
Citizens, Inc.                                                1,903       11,608
CNA Surety Corp.(a)                                             942       13,989
Crawford & Co., Class B                                       1,438       10,670
Delphi Financial Group, Inc., Class A                         1,731       76,424
Direct General Corp.                                          1,000       18,610
Donegal Group, Inc.                                             536       10,699
Emc Insurance Group, Inc.                                       407        7,359
Enstar Group, Inc.(a)                                           241       16,335
FBL Financial Group, Inc., Class A                              744       20,542
First Acceptance Corp.(a)                                     1,000        9,460
First Advantage Corp.(a)                                        200        4,662
FPIC Insurance Group, Inc.(a)                                   600       17,598
Great American Financial Resources, Inc.                        531       10,519
Harleysville Group, Inc.                                        787       16,440
HealthExtras, Inc.(a)                                         1,278       25,649
Hilb, Rogal & Hamilton Co.                                    1,923       66,151
Horace Mann Educators Corp.                                   2,581       48,574
Independence Holding Co.                                        273        4,818
Infinity Property & Casualty Corp.                            1,286       44,856
Kansas City Life Insurance Co.                                  235       11,292
KMG America Corp.(a)                                          1,300       12,922
LandAmerica Financial Group, Inc.                             1,144       67,919
Midland Co. (The)                                               651       22,909
National Interstate Corp.(a)                                    300        6,021
National Western Life Insurance Co., Class A(a)                 100       19,389
Odyssey Re Holdings Corp.                                       700       17,276
Ohio Casualty Corp.(a)                                        3,774       91,256
PICO Holdings, Inc.(a)                                          519       15,445
PMA Capital Corp., Class A(a)                                 1,897       16,751
Presidential Life Corp.                                       1,239       21,199
ProAssurance Corp.(a)                                         1,576       65,814
RLI Corp.                                                     1,344       59,942
Safety Insurance Group, Inc.                                    682       23,024
SeaBright Insurance Holdings, Inc.(a)                           500        5,715
Selective Insurance Group, Inc.                               1,754       86,911
State Auto Financial Corp.                                      899       27,905
Stewart Information Services Corp.                            1,032       43,344
Tower Group, Inc.                                             1,000       15,630
Triad Guaranty, Inc.(a)                                         585       29,478
U.S.I. Holdings Corp.(a)                                      2,742       35,317
UICI                                                          2,100       62,517
United Fire & Casualty Co.                                      950       42,199
Universal American Financial Corp.(a)                         1,497       33,862
Zenith National Insurance Corp.                                 982       66,639
                                                                       ---------
                                                                       1,525,854
                                                                       ---------
INTERNET COMPANIES--0.5%
Applied Digital Solutions, Inc.(a)                            3,800       12,502

  The accompanying notes are an integral part of these financial statements.

Arbinet-thexchange, Inc.(a)                                     400        2,680
Audible, Inc.(a)                                              1,500       26,055
Avocent Corp.(a)                                              3,000       78,420
Click Commerce, Inc.(a)                                         500       11,485
Cogent Communications Group, Inc.(a)                            400        2,656
E-Loan, Inc.(a)                                               3,300       11,022
Intermix Media, Inc.(a)                                       1,600       13,392
NetFlix, Inc.(a)                                              2,200       36,102
Niku Corp.(a)                                                   600       12,438
Nutri/System, Inc.(a)                                         1,300       19,188
Online Resources Corp.(a)                                     1,300       14,703
Terremark Worldwide, Inc.(a)                                  1,830       12,810
TIBCO Software, Inc.(a)                                      13,100       85,674
Vasco Data Security International(a)                          1,500       14,550
                                                                      ----------
                                                                         353,677
                                                                      ----------
IRON / STEEL--0.7%
AK Steel Holding Corp.(a)                                     6,654       42,652
Carpenter Technology Corp.                                    1,543       79,928
Cleveland-Cliffs, Inc.                                        1,330       76,821
Gibraltar Steel, Inc.                                         1,475       27,347
Oregon Steel Mills, Inc.(a)                                   2,200       37,862
Reliance Steel & Aluminum Co.                                 1,792       66,429
Roanoke Electric Steel Corp.                                    700       11,564
Ryerson Tull, Inc.                                            1,571       22,418
Schnitzer Steel Industries, Inc., Class A                     1,282       30,383
Steel Dynamics, Inc.(a)                                       2,479       65,074
Steel Technologies, Inc.                                        700       11,830
Wheeling-Pittsburgh Corp.(a)                                    500        7,690
                                                                      ----------
                                                                         479,998
                                                                      ----------
LEISURE TIME--0.4%
Callaway Golf Co.                                             4,600       70,978
Geo Group, Inc. (The)(a)                                        589       14,754
K2, Inc.(a)                                                   2,931       37,165
Life Time Fitness, Inc.(a)                                    1,400       45,934
Marine Products Corp.                                           762       11,087
Nautilus Group, Inc. (The)                                    2,030       57,855
Navigant International, Inc.(a)                                 975       14,323
NGP Capital Resources Co.(a)                                  1,100       16,423
WMS Industries, Inc.(a)                                       1,302       43,943
                                                                      ----------
                                                                         312,462
                                                                      ----------
LODGING--0.2%
Aztar Corp.(a)                                                2,123       72,713
Lodgian, Inc.(a)                                              1,500       15,405
Marcus Corp.                                                  1,197       25,400
Monarch Casino & Resort, Inc.(a)                                600       13,224
Riviera Holdings Corp.(a)                                       500       11,325
                                                                      ----------
                                                                         138,067
                                                                      ----------
MACHINERY--2.5%
AGCO Corp.(a)                                                 5,500      105,160
Alamo Group, Inc.                                               400        7,468
Albany International Corp., Class A                           1,738       55,807
Applied Industrial Technologies, Inc.                         1,805       58,283
Astec Industries, Inc.(a)                                     1,000       23,190

   The accompanying notes are an integral part of these financial statements.

Asyst Technologies, Inc.(a)                                   2,842       12,675
Briggs & Stratton Corp.                                       3,100      107,323
Bucyrus International, Inc., - A                              1,200       45,576
Cascade Corp.                                                   727       31,443
Cognex Corp.                                                  2,480       64,951
Dycom Industries, Inc.(a)                                     2,932       58,083
Engineered Support Systems, Inc.                              2,530       90,650
Esterline Technologies Corp.                                  1,548       62,044
Flowserve Corp.(a)                                            3,391      102,612
Gardner Denver, Inc.(a)                                       1,530       53,672
Gehl Co.(a)                                                     400       15,576
Global Power Equipment Group, Inc.(a)                         2,194       17,442
Gorman-Rupp Co. (The)                                           517       11,069
Insituform Technologies, Inc., Class A(a)                     1,630       26,129
Intevac Inc.(a)                                               1,200       12,564
JLG Industries, Inc.                                          3,058       84,034
Kadant, Inc.(a)                                                 854       18,728
Kaman Corp., Class A                                          1,319       23,795
Knight Transportation, Inc.                                   2,289       55,691
Kulicke & Soffa Industries, Inc.(a)                           3,145       24,877
Lincoln Electric Holding, Inc.                                2,233       74,024
Lindsay Manufacturing Co.                                       697       16,435
Manitowoc Co., Inc. (The)                                     1,803       73,959
Middleby Corp.(a)                                               300       15,858
NACCO Industries, Inc.                                          309       33,131
Nordson Corp.                                                 1,676       57,453
Paxar Corp.(a)                                                2,166       38,447
Presstek, Inc.(a)                                             1,771       20,048
Robbins & Myers, Inc.                                           754       16,219
Sauer-Danfoss, Inc.                                             612       10,875
Semitool, Inc.(a)                                             1,002        9,559
Stewart & Stevenson Services, Inc.                            1,797       40,720
Tecumseh Products Co., Class A                                1,053       28,894
Tennant Co.                                                     522       18,484
Thomas Industries, Inc.                                         870       34,765
TurboChef Technologies, Inc.(a)                                 800       14,336
Ultratech, Inc.(a)                                            1,456       26,645
Unova, Inc.(a)                                                2,983       79,437
                                                                      ----------
                                                                       1,778,131
                                                                      ----------
MANUFACTURERS--0.8%
Crane Co.                                                     3,100       81,530
CUNO, Inc.(a)                                                 1,013       72,369
EnPro Industries, Inc.(a)                                     1,252       36,145
Federal Signal Corp.                                          2,952       46,051
Flanders Corp.(a)                                               800        7,200
Freightcar America, Inc.(a)                                     500        9,915
Jacuzzi Brands, Inc.(a)                                       4,686       50,281
Lancaster Colony Corp.                                        1,600       68,672
Sturm Ruger & Co., Inc.                                       1,284       10,747
Tredegar Corp.                                                1,727       26,941
Trinity Industries, Inc.                                      2,541       81,388
Wabtec Corp.                                                  2,839       60,982
                                                                      ----------
                                                                         552,221
                                                                      ----------
MANUFACTURING--0.4%
Acuity Brands, Inc.                                           2,667       68,515
Applied Films Corp.(a)                                          879       22,502
Blount International, Inc.(a)                                 1,800       30,042
ESCO Technologies, Inc.(a)                                      758       76,407
Hexcel Corp.(a)                                               2,826       47,816
Kaydon Corp.                                                  1,715       47,763
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                                                                         293,045
                                                                      ----------
MEDIA--1.7%
Banta Corp.                                                   1,494       67,768
Beasley Broadcast Group, Inc., Class A(a)                       428        6,202
Citadel Broadcasting Corp.(a)                                 2,700       30,915
Courier Corp.                                                   585       22,470
Cox Radio, Inc.(a)                                            2,300       36,225
Crown Media Holdings, Inc.(a)                                   938        8,845
Cumulus Media, Inc., Class A(a)                               3,504       41,277
Emmis Communications Corp.(a)                                 2,068       36,542
Entercom Communications Corp.(a)                              2,200       73,238
Entravision Communications Corp.(a)                           4,600       35,834
Fisher Communications, Inc.(a)                                  426       20,146
Gemstar-TV Guide International, Inc.(a)                      15,000       53,850
Gray Television, Inc.                                         2,616       31,549
Hollinger International, Inc.                                 3,613       36,166
Insight Communications Co., Inc.(a)                           3,063       33,846
Journal Communications, Inc.                                  1,700       28,560
Journal Register Co.(a)                                       2,512       43,985
Jupitermedia Corp.(a)                                         1,200       20,556
Liberty Corp.                                                   951       35,006
Lin TV Corp., Class A(a)                                      1,616       22,446
LodgeNet Entertainment Corp.(a)                                 985       16,341
Media General Inc., Class A                                   1,300       84,188
Mediacom Communications Corp.(a)                              3,763       25,852
Outdoor Channel Holdings, Inc.(a)                               300        4,128
Playboy Enterprises, Inc., Class B(a)                         1,198       15,502
Primedia, Inc.(a)                                             8,949       36,243
Radio One, Inc., Class D(a)                                   5,100       65,127
Readers Digest Association, Inc.                              6,000       98,999
Regent Communications, Inc.(a)                                2,348       13,783
Saga Communications, Inc.(a)                                  1,052       14,728
Salem Communications Corp., Class A(a)                          678       13,452
Scholastic Corp.(a)                                           2,000       77,100
Sinclair Broadcast Group, Inc., Class A                       2,688       24,407
Spanish Broadcasting System, Inc., Class A(a)                 2,374       23,716
TiVo, Inc.(a)                                                 3,445       23,013
Value Line, Inc.                                                 38        1,492
WPT Enterprises, Inc.(a)                                        300        5,847
                                                                      ----------
                                                                       1,229,344
                                                                      ----------
METAL FABRICATE / HARDWARE--0.4%
AM Castle & Co.(a)                                              600        9,276
CIRCOR International, Inc.                                      915       22,573
Dynamic Materials Corp.                                         200        7,738
Jorgensen (Earle M.) Co.(a)                                   1,100        8,855
Lawson Products, Inc.                                           294       11,413
Metals USA, Inc.(a)                                           1,200       22,824
NN, Inc.                                                      1,044       13,238
Shaw Group, Inc. (The)(a)                                     4,734      101,828
Sun Hydraulics Corp.                                            300       10,917
Valmont Industries, Inc.                                      1,067       27,529
Worthington Industries, Inc.                                  4,200       66,360
                                                                      ----------
                                                                         302,551
                                                                      ----------
METALS - DIVERSIFIED--0.7%
Ameron International Corp.                                      468       17,503
Commercial Metals Co.                                         3,686       87,800
Griffon Corp.(a)                                              1,729       38,384
Gulf Island Fabrication, Inc.                                   527       10,477

   The accompanying notes are an integral part of these financial statements.

Matthews International Corp., Class A                         1,928       75,115
Maverick Tube Corp.(a)                                        2,653       79,059
Mueller Industries, Inc.                                      2,266       61,409
NS Group, Inc.(a)                                             1,337       43,466
Quanex Corp.                                                  1,534       81,317
RTI International Metals, Inc.(a)                             1,370       43,032
                                                                      ----------
                                                                         537,562
                                                                      ----------
MINING--0.5%
AMCOL International Corp.                                     1,270       23,863
Brush Engineered Materials, Inc.(a)                           1,171       16,698
Century Aluminum Co.(a)                                       1,374       28,030
Charles & Colvard Ltd.                                          735       18,044
Coeur d'Alene Mines Corp.(a)                                 14,574       52,904
Compass Minerals International, Inc.                          1,200       28,080
Hecla Mining Co.(a)                                           7,224       32,941
Royal Gold, Inc.                                              1,045       21,025
Stillwater Mining Co.(a)                                      2,501       18,557
Titanium Metals Corp.                                           300       17,037
USEC, Inc.                                                    5,268       77,125
                                                                      ----------
                                                                         334,304
                                                                      ----------
OFFICE / BUSINESS EQUIPMENT--0.3%
General Binding Corp.(a)                                        413        9,053
Global Imaging Systems, Inc.(a)                               1,454       46,324
IKON Office Solutions, Inc.                                   7,000       66,571
Imagistics International, Inc.(a)                             1,036       29,008
Insight Enterprises, Inc.(a)                                  2,951       59,551
Knoll, Inc.                                                     700       11,977
TRM Corp.(a)                                                    700       11,774
                                                                      ----------
                                                                         234,258
                                                                      ----------
OIL & GAS PRODUCERS--3.3%
ATP Oil & Gas Corp.(a)                                        1,100       25,740
Atwood Oceanics, Inc.(a)                                        774       47,647
Berry Petroleum Co., Class A                                  1,037       54,837
Bois d'Arc Energy, Inc.(a)                                      800       11,800
Cabot Oil & Gas Corp.                                         2,945      102,191
CAL Dive International, Inc.(a)                               2,335      122,283
Carrizo Oil & Gas, Inc.(a)                                    1,100       18,766
Cascade Natural Gas Corp.                                       658       13,489
Cimarex Energy Co.(a)                                         4,890      190,269
Clayton Williams Energy, Inc.(a)                                302        9,057
Encore Acquisition Co.(a)                                     2,008       82,328
Endeavour International Corp.(a)                              3,400       12,342
Energy Partners, Ltd.(a)                                      2,058       53,940
Frontier Oil Corp.                                            3,280       96,268
Gasco Energy, Inc.(a)                                         3,900       14,430
Goodrich Petroleum Corp.(a)                                     600       12,348
Grey Wolf, Inc.(a)                                           11,556       85,630
Hanover Compressor Co.(a)                                     4,757       54,753
Harvest Natural Resources, Inc.(a)                            2,303       25,172
Holly Corp.                                                   1,376       64,218
Houston Exploration Co.(a)                                    1,696       89,973
McMoRan Exploration Co.(a)                                    1,285       25,070
Meridian Resource Corp. (The)(a)                              5,302       25,344
New Jersey Resources Corp.                                    1,634       78,841
Northwest Natural Gas Co.                                     1,707       65,276
Parallel Petroleum Corp.(a)                                   1,900       16,815

   The accompanying notes are an integral part of these financial statements.

Parker Drilling Co.(a)                                        5,813       40,749
Penn Virginia Corp.                                           1,140       50,924
PetroHawk Energy Corp.(a)                                     1,400       15,120
Petroleum Development Corp.(a)                                1,014       32,296
Petroquest Energy, Inc.(a)                                    2,500       16,425
Pioneer Drilling Co.(a)                                       1,200       18,312
Remington Oil & Gas Corp.(a)                                  1,381       49,302
RPC, Inc.                                                       866       14,653
SEACOR Holdings, Inc.(a)                                        998       64,171
South Jersey Industries, Inc.                                   855       52,258
Southwest Gas Corp.                                           2,271       57,933
Spinnaker Exploration Co.(a)                                  1,510       53,590
St. Mary Land & Exploration Co.                               3,436       99,575
Stone Energy Corp.(a)                                         1,454       71,101
Superior Energy Services, Inc.(a)                             4,756       84,657
Swift Energy Co.(a)                                           1,768       63,330
Tipperary Corp.(a)                                            1,100        6,875
Toreador Resources Corp.(a)                                     900       21,861
Tri-Valley Corp.(a)                                           1,400       19,502
W&T Offshore, Inc.                                              800       19,256
W-H Energy Services, Inc.(a)                                  1,740       43,378
Warren Resources, Inc.                                        1,100       11,495
WD-40 Co.                                                       974       27,204
                                                                      ----------
                                                                       2,332,794
                                                                      ----------
OIL & GAS SERVICES--1.8%
Aquila, Inc.(a)                                              14,683       53,006
Atlas America, Inc.(a)                                          200        7,438
Bill Barrett Corp.(a)                                           800       23,664
Brigham Exploration Co.(a)                                    1,500       13,695
Callon Petroleum Co.(a)                                         800       11,824
CARBO Ceramics, Inc.                                            790       62,378
Cheniere Energy, Inc.(a)                                      2,900       90,190
Comstock Resources, Inc.(a)                                   2,464       62,315
Crosstex Energy, Inc.                                           400       19,320
Delta Petroleum Corp.(a)                                      1,900       26,828
Dril-Quip, Inc.(a)                                              440       12,764
Edge Petroleum Corp.(a)                                       1,000       15,620
FX Energy, Inc.(a)                                            2,100       23,163
Giant Industries, Inc.(a)                                       800       28,800
Global Industries Ltd.(a)                                     4,985       42,373
Hornbeck Offshore Services, Inc.(a)                             900       24,381
Hydril Co.(a)                                                 1,127       61,252
Input/Output, Inc.(a)                                         4,260       26,753
Lone Star Technologies, Inc.(a)                               1,789       81,400
Lufkin Industries, Inc.                                         840       30,223
Markwest Hydrocarbon, Inc.                                      300        6,960
Mission Resources Corp.(a)                                    2,500       20,175
Newpark Resources, Inc.(a)                                    5,162       38,715
Oceaneering International, Inc.(a)                            1,548       59,830
Oil States International, Inc.(a)                             2,454       61,767
Tetra Technologies, Inc.(a)                                   1,330       42,361
Todco(a)                                                      2,900       74,443
TransMontaigne, Inc.(a)                                       2,180       22,890
Universal Compression Holdings, Inc.(a)                       1,094       39,647
Veritas DGC, Inc.(a)                                          2,034       56,423
WGL Holdings Inc.                                             3,000      100,919
Whiting Petroleum Corp.(a)                                    1,800       65,358
                                                                      ----------
                                                                       1,306,875
                                                                      ----------
PACKAGING & CONTAINERS--0.2%
Graphic Packaging Corp.(a)                                    4,000       14,600
Greif Inc., Class A                                             948       57,923

   The accompanying notes are an integral part of these financial statements.

Longview Fibre Co.                                            3,117       64,054
Silgan Holdings, Inc.                                           629       35,375
                                                                      ----------
                                                                         171,952
                                                                      ----------
PHARMACEUTICALS--4.7%
Abaxis, Inc.(a)                                               1,200       13,056
Abgenix, Inc.(a)                                              5,477       46,993
Acadia Pharmaceuticals, Inc.(a)                               1,000        8,400
Adolor Corp.(a)                                               2,416       22,348
Align Technology, Inc.(a)                                     3,761       27,719
Alkermes, Inc.(a)                                             5,519       72,961
Allscripts Healthcare Solutions, Inc.(a)                      2,057       34,167
Alpharma, Inc., Class A                                       2,360       34,149
Amylin Pharmaceuticals, Inc.(a)                               6,300      131,858
Andrx Group(a)                                                4,400       89,364
Antigenics, Inc.(a)                                           1,766        9,554
Array Biopharma, Inc.(a)                                      1,900       11,970
AtheroGenics, Inc.(a)                                         2,334       37,297
AVANIR Pharmaceuticals(a)                                     6,500       18,200
Bentley Pharmaceuticals, Inc.(a)                              1,152       12,614
Bio-Reference Labs, Inc.(a)                                     600        8,328
Bioenvision, Inc.(a)                                          2,500       18,200
BioScrip, Inc.(a)                                             2,200       13,200
Bone Care International, Inc.(a)                              1,244       41,015
Caraco Pharm Labs, Inc.(a)                                      600        5,148
Cell Genesys, Inc.(a)                                         2,790       14,927
Cell Therapeutics, Inc.(a)                                    3,951       10,707
Connetics Corp.(a)                                            2,117       37,344
Conor Medsystems, Inc.                                          500        7,675
Corixa Corp.(a)                                               3,605       15,790
Cubist Pharmaceuticals, Inc.(a)                               3,269       43,053
CV Therapeutics, Inc.(a)                                      2,230       49,997
Cypress Bioscience, Inc.(a)                                   1,800       23,760
Dendreon Corp.(a)                                             3,553       18,582
Digene Corp.(a)                                                 921       25,493
Discovery Laboratories, Inc.(a)                               3,253       23,714
DOV Pharmaceutical, Inc.(a)                                   1,347       25,135
Durect Corp.(a)                                               2,166       11,025
Dusa Pharmaceuticals, Inc.(a)                                 1,000        9,300
Epix Medical, Inc.(a)                                         1,448       12,815
Eyetech Pharmaceuticals, Inc.(a)                              2,100       26,544
First Horizon Pharmaceutical Corp.(a)                         1,646       31,340
Geron Corp.(a)                                                3,323       25,720
Hi-Tech Pharmacal Co, Inc.(a)                                   300        9,558
I-Flow Corp.(a)                                               1,200       19,968
Idenix Pharmaceuticals, Inc.(a)                                 800       17,344
Immucor, Inc.                                                 2,759       79,873
Immunogen, Inc.(a)                                            2,470       14,301
Impax Laboratories, Inc.(a)                                   3,019       47,398
Inspire Pharmaceuticals, Inc.(a)                              2,576       21,690
InterMune, Inc.(a)                                            1,543       20,121
Introgen Therapeutics, Inc.(a)                                1,100        7,084
Intuitive Surgical, Inc.(a)                                   2,160      100,742
Isis Pharmaceuticals, Inc.(a)                                 3,463       13,540
Ista Pharmaceuticals, Inc.(a)                                   800        6,656
KV Pharmaceuticals Co.(a)                                     2,161       36,197
Ligand Pharmaceuticals Inc., Class B(a)                       4,500       31,275
Mannatech, Inc.                                               1,000       19,020
Mannkind Corp.(a)                                             1,000       10,050
Medarex, Inc.(a)                                              6,720       55,978
Medicines Co. (The)(a)                                        3,044       71,199
Medicis Pharmaceutical Corp., Class A                         3,300      104,708
MGI Pharma, Inc.(a)                                           4,400       95,744
Nabi Biopharmaceuticals(a)                                    3,593       54,721
Nastech Pharmaceutical Company, Inc.(a)                       1,100       15,653

   The accompanying notes are an integral part of these financial statements.

Nature's Sunshine Products, Inc.                                700       12,208
NBTY, Inc.(a)                                                 3,400       88,196
NeighborCare, Inc.(a)                                         2,325       77,120
NeoPharm, Inc.(a)                                             1,051       10,499
Neurocrine Biosciences, Inc.(a)                               2,200       92,532
Neurogen Corp.(a)                                             1,400        9,548
New River Pharmaceuticals, Inc.(a)                              400       12,008
NitroMed, Inc.(a)                                             1,000       19,450
Noven Pharmaceuticals, Inc.(a)                                1,422       24,857
NPS Pharmaceuticals, Inc.(a)                                  2,350       26,673
Nu Skin Enterprises, Inc., Class A                            3,464       80,711
NuVasive, Inc.(a)                                               900       14,958
Nuvelo, Inc.(a)                                               2,568       19,851
Onyx Pharmaceuticals, Inc.(a)                                 2,095       50,029
Pain Therapeutics, Inc.(a)                                    1,718       11,597
Par Pharmaceutical Cos., Inc.(a)                              2,100       66,801
PAREXEL International Corp.(a)                                1,606       31,879
Penwest Pharmaceuticals Co.(a)                                1,353       15,992
Perrigo Co.                                                   5,150       71,791
Pharmion Corp.(a)                                             1,500       34,815
POZEN, Inc.(a)                                                1,453       11,915
Prestige Brands Holdings, Inc.                                1,700       33,150
Priority Healthcare Corp., Class B(a)                         2,111       53,535
Progenics Pharmaceuticals, Inc.(a)                            1,069       22,299
Renovis, Inc.(a)                                              1,200       18,324
Rigel Pharmaceuticals, Inc.(a)                                1,200       23,904
Salix Pharmaceuticals Ltd.(a)                                 2,268       40,053
Serologicals Corp.(a)                                         2,132       45,305
SuperGen, Inc.(a)                                             3,080       15,215
Sybron Dental Specialties, Inc.(a)                            2,435       91,605
Tanox, Inc.(a)                                                1,486       17,416
Threshold Pharmaceuticals, Inc.                                 300        2,475
Tiens Biotech Group USA, Inc.(a)                                300        1,923
United Surgical Partners International, Inc.(a)               1,761       91,713
United Therapeutics, Inc.(a)                                  1,393       67,143
USANA Health Sciences, Inc.(a)                                  591       24,999
ViaCell, Inc.(a)                                                500        5,325
Vicuron Pharmaceuticals, Inc.(a)                              3,703      103,314
Vnus Medical Technologies, Inc.(a)                              300        3,609
Zymogenetics, Inc.(a)                                         1,681       29,586
                                                                      ----------
                                                                       3,396,605
                                                                      ----------
REAL ESTATE--0.6%
Avatar Holdings(a)                                              380       19,103
California Coastal Communities, Inc.(a)                         500       17,185
Consolidated-Tomoka Land Co.                                    343       29,498
Corrections Corp. of America(a)                               2,332       91,531
Housevalues, Inc.                                               400        7,232
Jones Lang LaSalle, Inc.(a)                                   2,087       92,308
La Quinta Corp.(a)                                           11,047      103,068
Tarragon Realty Investors, Inc.                                 625       15,781
Trammell Crow Co.(a)                                          2,104       51,001
United Capital Corp.(a)                                         200        5,190
ZipRealty, Inc.(a)                                              400        5,136
                                                                      ----------
                                                                         437,033
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS--6.6%
Aames Investment Corp.                                        2,500       24,300
Acadia Realty Trust                                           1,709       31,873
Affordable Residential Communities                            1,600       21,360
Agree Realty Corp.                                              500       15,125
Alexander's, Inc.(a)                                             90       22,388
Alexandria Real Estate Equities, Inc.                         1,261       92,620

   The accompanying notes are an integral part of these financial statements.

American Campus Communities, Inc.                               800       18,144
American Home Mortgage Investment Corp.                       2,110       73,766
AMLI Residential Properties Trust                             1,592       49,766
Anthracite Capital, Inc.                                      3,243       38,430
Anworth Mortgage Asset Corp.                                  2,876       28,300
Arbor Realty Trust, Inc.                                        800       22,960
Ashford Hospitality Trust, Inc.                               2,100       22,680
Bedford Property Investors, Inc.                                939       21,616
Bimini Mortgage Management, Inc(a)                            1,300       18,330
Biomed Realty Trust, Inc.                                     1,900       45,315
Boykin Lodging Co.                                            1,100       14,740
Brandywine Realty Trust                                       3,448      105,680
Capital Automotive                                            2,387       91,112
Capital Lease Funding, Inc.                                   1,500       16,275
Capital Trust, Inc. (New York)                                  700       23,387
Cedar Shopping Centers, Inc.                                  1,200       17,700
Colonial Properties Trust                                     2,382      104,808
Commercial Net Lease Realty, Inc.                             3,203       65,565
Corporate Office Properties Trust                             1,742       51,302
Correctional Properties Trust                                   662       18,735
Cousins Properties, Inc.                                      2,400       70,992
CRIIMI MAE, Inc.(a)                                             900       19,665
CRT Properties, Inc.                                          1,932       52,744
DiamondRock Hospitality Co.                                   1,500       16,950
Digital Realty Trust, Inc.                                      500        8,690
EastGroup Properties, Inc.                                    1,338       56,343
ECC Capital Corp.                                             3,500       23,310
Education Realty Trust, Inc.                                  1,300       23,790
Entertainment Properties Trust                                1,533       70,518
Equity Inns, Inc.                                             3,229       42,946
Equity Lifestyle Properties                                   1,149       45,684
Equity One, Inc.                                              2,212       50,212
Extra Space Storage, Inc.                                     1,900       27,227
FelCor Lodging Trust, Inc.                                    3,000       43,440
Fieldstone Investment Corp.                                   3,000       43,200
First Industrial Realty Trust, Inc.                           2,630      104,936
First Potomac Realty Trust                                    1,000       24,800
Gables Residential Trust                                      1,785       77,166
Getty Realty Corp.                                            1,016       28,143
Glenborough Realty Trust, Inc.                                1,988       40,933
Glimcher Realty Trust                                         2,220       61,605
GMH Communities Trust                                         1,800       24,930
Government Properties Trust, Inc.                             1,300       12,636
Gramercy Capital Corp/New York(a)                               800       19,568
Heritage Property Investment Trust, Inc.                      1,720       60,234
Hersha Hospitality Trust                                      1,200       11,448
Highland Hospitality Corp.                                    2,400       25,080
Highwoods Properties, Inc.                                    3,245       96,571
Home Properties of New York, Inc.                             1,946       83,717
HomeBanc Corp./Atlanta GA                                     3,400       30,906
Impac Mortgage Holdings, Inc.                                 4,565       85,137
Inland Real Estate Corp.                                      4,100       65,928
Innkeepers USA Trust                                          2,551       38,112
Investors Real Estate Trust                                   2,730       26,372
Kilroy Realty Corp.                                           1,786       84,817
Kite Realty Group Trust                                       1,200       18,000
LaSalle Hotel Properties                                      1,807       59,288
Lexington Corp. Properties Trust                              2,971       72,225
LTC Properties, Inc.                                          1,269       26,268
Luminent Mortgage Capital, Inc.                               2,300       24,817
Maguire Properties, Inc.                                      2,100       59,514
Meristar Hospitality Corp.(a)                                 5,353       46,036
MFA Mortgage Investments, Inc.                                5,038       37,533
Mid-America Apartment Communities, Inc.                       1,178       53,505
MortgageIT Holdings, Inc.                                     1,000       18,250
National Health Investors, Inc.                               1,410       39,579
National Health Realty, Inc                                     400        7,444

   The accompanying notes are an integral part of these financial statements.

Nationwide Health Properties, Inc.                            4,083       96,400
Newcastle Investment Corp.                                    2,680       80,802
NorthStar Realty Finance Corp.                                1,200       12,588
Novastar Financial, Inc.                                      1,622       63,501
Omega Healthcare Investors, Inc.                              3,064       39,403
One Liberty Properties, Inc.                                    500       10,355
Origen Financial, Inc.                                        1,000        7,400
Parkway Properties, Inc.                                        868       43,409
Pennsylvania Real Estate Investment Trust                     2,250      106,874
Post Properties, Inc.                                         2,437       88,000
Prentiss Properties Trust                                     2,749      100,174
PS Business Parks, Inc.                                       1,011       44,939
RAIT Investment Trust                                         1,530       45,824
Ramco-Gershenson Properties Trust                               900       26,352
Redwood Trust, Inc.                                           1,196       61,714
Saul Centers, Inc.                                              698       25,372
Saxon Capital, Inc.                                           3,000       51,210
Senior Housing Properties Trust                               3,602       68,114
Sizeler Property Investors, Inc.                              1,100       14,520
Sovran Self Storage, Inc.                                       958       43,551
Spirit Finance Corp.                                          4,100       48,175
Strategic Hotel Capital, Inc.                                 1,800       32,400
Sun Communities, Inc.                                           970       36,074
Sunstone Hotel Investors, Inc.                                1,400       33,964
Tanger Factory Outlet Centers, Inc.                           1,634       44,004
Taubman Centers, Inc.                                         3,050      103,975
Town & Country Trust (The)                                    1,030       29,365
Trustreet Properties, Inc.                                    3,549       58,949
U-STORE IT Trust(a)                                           1,700       32,385
Universal Health Realty Income Trust                            758       28,887
Urstadt Biddle Properties, Inc., Class A                      1,253       21,702
Washington Real Estate Investment Trust                       2,550       79,560
Winston Hotels, Inc.                                          1,586       17,858
                                                                      ----------
                                                                       4,715,286
                                                                      ----------
RETAIL--5.7%
1-800 CONTACTS, Inc.(a)                                         511        9,898
1-800-FLOWERS.COM, Inc.(a)                                    1,491       10,497
99 Cents Only Stores, Inc., (Ipo)(a)                          2,600       33,046
AC Moore Arts & Crafts, Inc.(a)                                 911       28,797
Aeropostale, Inc.                                             3,337      112,122
AFC Enterprises                                               1,200       15,816
America's Car-Mart, Inc.(a)                                     529       11,908
Asbury Automotive Group, Inc.(a)                                765       11,789
Big 5 Sporting Goods Corp.(a)                                 1,195       33,914
Big Lots, Inc.(a)                                             6,900       91,356
Blair Corp.                                                     514       20,303
Blockbuster, Inc.                                            11,600      105,791
Bob Evans Farms, Inc.                                         2,177       50,768
Bombay Co., Inc. (The)(a)                                     2,189       12,477
Bon-Ton Stores, Inc., (The)                                     400        7,740
Brookstone, Inc.                                              1,220       23,034
Brown Shoe Co., Inc.                                          1,142       44,709
Buckle, Inc. (The)                                              481       21,328
Buffalo Wild Wings, Inc.(a)                                     400       12,480
BUILD-A-BEAR Workshop, Inc.(a)                                  600       14,070
Burlington Coat Factory Warehouse Corp.                       1,051       44,815
Cabela's, Inc.(a)                                             1,900       40,584
California Pizza Kitchen, Inc.(a)                             1,173       31,988
Casey's General Store, Inc.                                   3,093       61,303
Cash America International, Inc.                              1,774       35,693
Casual Male Retail Group, Inc.(a)                             1,564       11,433
Cato Corp., Class A                                           1,907       39,369
Charlotte Russe Holding, Inc.(a)                                941       11,725
Charming Shoppes, Inc.(a)                                     7,321       68,305

   The accompanying notes are an integral part of these financial statements.

Children's Place Retail Stores, Inc. (The)(a)                 1,228       57,311
Christopher & Banks Corp.                                     2,160       39,442
Citi Trends, Inc.(a)                                            200        3,616
CKE Restaurant, Inc.(a)                                       3,593       50,015
Coldwater Creek, Inc.                                         2,202       54,852
Conn's, Inc.(a)                                                 300        7,341
Cost Plus, Inc.(a)                                            1,364       34,018
CSK Auto Corp.(a)                                             2,753       45,920
Dave & Buster's, Inc.(a)                                        818       15,084
Deb Shops, Inc.                                                 263        7,619
Denny's Corp.(a)                                              5,500       27,500
Design Within Reach, Inc.(a)                                    725       13,123
Domino's Pizza, Inc.                                          1,900       42,294
Dress Barn, Inc.(a)                                           1,282       29,012
Drugstore.com, Inc.(a)                                        4,184       17,447
Electronics Boutique Holdings Corp.(a)                          720       45,713
Finish Line, Inc., (The), Class A                             2,542       48,095
First Cash Financial Services, Inc.(a)                          800       17,096
Fred's, Inc.                                                  2,400       39,792
Genesco, Inc.(a)                                              1,414       52,445
Goody's Family Clothing, Inc.                                 1,143        8,430
Group 1 Automotive, Inc.(a)                                   1,312       31,540
Guitar Center, Inc.(a)                                        1,531       89,364
Haverty Furniture Companies, Inc.                             1,137       16,805
Hibbet Sporting Goods, Inc.                                   1,394       52,749
Hot Topic, Inc.(a)                                            2,746       52,504
Jill (J.) Group, Inc., (The)(a)                               1,201       16,514
Jo-Ann Stores, Inc.(a)                                        1,445       38,134
Joseph A. Bank Clothiers, Inc.                                  817       35,376
Kenneth Cole Productions, Class A                               533       16,587
Krispy Kreme Doughnuts, Inc.(a)                               3,400       23,664
Linens 'N Things, Inc.(a)                                     2,756       65,207
Lithia Motors, Inc., Class A                                    904       26,080
Lone Star Steakhouse & Saloon, Inc.                           1,043       31,718
Longs Drug Stores Corp.                                       1,863       80,202
Luby's, Inc.(a)                                               1,400       16,730
MarineMax, Inc.(a)                                              769       24,031
McCormick & Schmick's Seafood Restaurants, Inc.(a)              500        7,895
Movie Gallery, Inc.                                           1,528       40,385
New York & Company, Inc.(a)                                     800       16,848
O'Charley's, Inc.(a)                                          1,352       23,876
Overstock.com, Inc.(a)                                          711       25,312
Pacific Sunwear of California, Inc.(a)                        4,600      105,753
Pantry, Inc., (The)(a)                                        1,000       38,730
Party City Corp.(a)                                             758        9,096
Payless ShoeSource, Inc.(a)                                   4,116       79,027
Pep Boys-Manny, Moe & Jack, Inc.                              3,335       45,156
Petco Animal Supplies, Inc.(a)                                3,500      102,619
Pier 1 Imports, Inc.                                          5,200       73,788
Priceline.com, Inc.(a)                                        1,577       36,791
Red Robin Gourmet Burgers(a)                                    879       54,480
Regis Corp.                                                   2,700      105,515
Restoration Hardware, Inc.(a)                                 1,648       13,481
Retail Ventures, Inc.(a)                                      1,000       13,640
Ruby Tuesday Inc.                                             3,900      101,009
Rush Enterprises, Inc., Class A(a)                            1,300       17,342
Ryan's Restaurant Group, Inc.(a)                              2,564       35,922
School Specialty, Inc.(a)                                     1,363       63,380
Sharper Image Corp.(a)                                          670        8,529
ShopKo Stores, Inc.(a)                                        1,837       44,657
Smart & Final, Inc.(a)                                          838       10,266
Sonic Automotive, Inc.                                        1,775       37,737
Sports Authority, Inc., (The)(a)                              1,603       50,975
Stage Stores, Inc.(a)                                         1,071       46,696
Steak n Shake Company (The)(a)                                1,732       32,250
Stein Mart, Inc.(a)                                           1,532       33,704
Syms Corp.                                                      400        5,876

   The accompanying notes are an integral part of these financial statements.

Systemax, Inc.(a)                                               627        4,213
Talbots, Inc.                                                 1,400       45,458
TBC Corp.(a)                                                  1,365       37,032
Texas Roadhouse, Inc.(a)                                      1,300       45,175
Too, Inc.(a)                                                  2,122       49,591
Tractor Supply Co.(a)                                         2,025       99,428
Trans World Entertainment Corp.(a)                            1,194       14,125
Tuesday Morning Corp.(a)                                      1,530       48,226
United Auto Group, Inc.                                       1,626       48,455
West Marine, Inc.(a)                                            842       15,207
Wet Seal Inc., (The) Class A(a)                               2,600       17,641
Wilsons The Leather Experts, Inc.(a)                          1,200        7,968
Zale Corp.(a)                                                 3,068       97,225
Zumiez, Inc.(a)                                                 200        5,830
                                                                      ----------
                                                                       4,106,737
                                                                      ----------
SEMICONDUCTORS--3.0%
ADE Corp.(a)                                                    600       16,830
Amis Holdings, Inc.(a)                                        2,700       36,018
Amkor Technologies, Inc.(a)                                   6,100       27,450
Applied Micro Circuits Corp.(a)                              18,700       47,872
Atmel Corp.(a)                                               25,500       60,435
August Technology Corp.(a)                                    1,100       12,815
Axcelis Technologies, Inc.(a)                                 6,134       42,079
Brooks Automation, Inc.(a)                                    2,717       40,347
Cirrus Logic, Inc.(a)                                         5,183       27,522
Cohu, Inc.                                                    1,354       27,148
Conexant Systems, Inc.(a)                                    28,600       46,046
Credence Systems Corp.(a)                                     4,956       44,852
Cypress Semiconductor Corp.(a)                                8,000      100,720
EMCORE Corp.(a)                                               2,200        9,086
Emulex Corp.(a)                                               5,000       91,300
Entegris, Inc.(a)                                             3,608       35,719
Fairchild Semiconductor International, Inc.(a)                7,300      107,676
Formfactor, Inc.(a)                                           2,100       55,482
Genesis Microchip, Inc.(a)                                    2,040       37,658
Integrated Circuit Systems, Inc.(a)                           4,200       86,688
Integrated Silicon Solution, Inc.(a)                          2,200       16,302
Intergrated Device Technology, Inc.(a)                        6,400       68,800
IXYS Corp.(a)                                                 1,480       20,986
Kopin Corp.(a)                                                4,292       21,889
Lattice Semiconductor Corp.(a)                                6,880       30,547
Leadis Technology, Inc.(a)                                    1,100        8,855
LTX Corp.(a)                                                  3,681       18,258
MIPS Technologies, Inc.(a)                                    2,600       18,720
Monolithic Power Systems, Inc.(a)                             1,000        8,880
Mykrolis Corp.(a)                                             2,574       36,577
Netlogic Microsystems, Inc.(a)                                  600       10,638
OmniVision Technologies, Inc.                                 3,408       46,315
ON Semiconductor Corp.(a)                                     8,655       39,813
Pericom Semiconductor Corp.(a)                                1,567       12,755
Pixelworks, Inc.(a)                                           2,847       24,427
PLX Technology, Inc.(a)                                       1,400       14,224
PMC-Sierra, Inc.(a)                                          11,000      102,630
Portalplayer, Inc.(a)                                           900       18,738
Rambus, Inc.(a)                                               6,000       80,280
Semtech Corp.(a)                                              4,500       74,925
Sigmatel, Inc.(a)                                             2,200       37,752
Silicon Laboratories, Inc.(a)                                 2,600       68,146
Sirf Technology Holdings, Inc.(a)                             2,100       37,128
Skyworks Solutions, Inc.(a)                                   9,605       70,789
Tessera Technologies, Inc.(a)                                 2,700       90,207
Transwitch Corp.(a)                                           6,300       12,915
TriQuint Semiconductor, Inc.(a)                               8,386       27,925
Varian Semiconductor Equipment Associates, Inc.(a)            2,196       81,252

   The accompanying notes are an integral part of these financial statements.

Veeco Instruments, Inc.(a)                                    1,609       26,195
Virage Logic Corp.(a)                                           800        8,240
Vitesse Semiconductor Corp.(a)                               13,236       27,663
Volterra Semiconductor Corp.(a)                                 900       13,401
                                                                      ----------
                                                                       2,129,915
                                                                      ----------
SOFTWARE--3.3%
Acxiom Corp.                                                  5,300      110,665
Alico, Inc.                                                     214       11,006
Alloy, Inc.(a)                                                2,032       10,444
Altiris, Inc.(a)                                              1,338       19,642
American Reprographics Co. (a)                                  800       12,872
AMICAS, Inc.(a)                                               2,700       12,231
Ansoft Corp.(a)                                                 424       10,244
Ariba, Inc.                                                   4,017       23,299
AsiaInfo Holdings, Inc.(a)                                    2,297       12,656
Atari, Inc.(a)                                                2,980        8,284
Blackbaud, Inc.(a)                                              600        8,100
Blackboard, Inc.(a)                                           1,100       26,312
Borland Software Corp.(a)                                     4,864       33,367
CNET Networks, Inc.(a)                                        7,874       92,441
Computer Programs & Systems, Inc.                               472       17,591
CSG Systems International, Inc.(a)                            3,038       57,661
EarthLink, Inc.(a)                                            7,770       67,288
eFunds Corp.(a)                                               2,787       50,138
Emageon, Inc.(a)                                                900       12,609
EPIQ Systems, Inc.(a)                                           822       13,448
eResearch Technology, Inc.                                    3,106       41,589
eSpeed, Inc.(a)                                               1,301       11,592
FileNET Corp.(a)                                              2,485       62,473
Homestore.com, Inc.(a)                                        8,925       18,118
Identix, Inc.(a)                                              5,448       27,403
Infocrossing, Inc.(a)                                         1,200       14,964
Informatica Corp.(a)                                          5,304       44,501
InfoSpace, Inc.(a)                                            2,045       67,342
Inphonic, Inc.(a)                                               900       13,842
Inter-Tel, Inc.                                               1,346       25,049
JDA Software Group, Inc.(a)                                   1,798       20,461
Keane, Inc.(a)                                                2,908       39,840
Lawson Software, Inc.(a)                                      3,774       19,436
Magma Design Automation, Inc.(a)                              2,140       17,890
Majesco Entertainment Co.(a)                                  1,000        6,540
ManTech International Corp., Class A(a)                         948       29,426
MatrixOne, Inc.(a)                                            3,107       15,535
Micromuse, Inc.(a)                                            4,851       27,457
MicroStrategy, Inc., Class A(a)                                 987       52,350
Midway Games, Inc.(a)                                         1,100       12,056
MoneyGram International, Inc.                                 5,200       99,424
MRO Software, Inc.(a)                                         1,208       17,649
NDCHealth Corp.                                               2,208       39,678
NetIQ Corp.(a)                                                3,339       37,898
NIC, Inc.(a)                                                  2,000        9,240
Openwave Systems, Inc.                                        4,181       68,568
Opsware, Inc.(a)                                              4,544       23,265
Parametric Technology Corp.(a)                               16,482      105,155
PDF Solutions, Inc.(a)                                        1,086       14,248
Pegasystems, Inc.(a)                                            853        5,033
Per-Se Technologies, Inc.(a)                                  1,316       27,662
Phoenix Technologies Ltd.(a)                                  1,500       11,670
Pinnacle Systems, Inc.(a)                                     4,323       23,777
ProQuest Co.(a)                                               1,496       49,054
Quality Systems, Inc.(a)                                        436       20,658
Renaissance Learning, Inc.                                      469        9,521
Schawk, Inc.                                                    807       20,175
SeaChange International, Inc.(a)                              1,504       10,558

   The accompanying notes are an integral part of these financial statements.

SeeBeyond Technology Corp.(a)                                 3,352       14,011
SERENA Software, Inc.(a)                                      1,736       33,505
Sohu.com, Inc.(a)                                             1,488       32,617
SPSS, Inc.(a)                                                 1,095       21,035
SSA Global Technologies, Inc.(a)                                600        7,200
Stellent, Inc.(a)                                             1,473       11,048
SupportSoft, Inc.(a)                                          2,647       13,738
THQ, Inc.(a)                                                  2,422       70,892
TradeStation Group, Inc.(a)                                   1,232       10,571
Trident Microsystems, Inc.(a)                                 1,500       34,035
TriZetto Group, Inc. (The)(a)                                 2,547       35,683
Ulticom, Inc.(a)                                                784        8,318
ValueClick, Inc.(a)                                           5,012       61,798
VeriFone Holdings, Inc.(a)                                    1,500       24,375
Verint Systems, Inc.(a)                                         793       25,503
webMethods, Inc.(a)                                           3,232       18,099
Websense, Inc.(a)                                             1,418       68,135
Wind River Systems, Inc.(a)                                   4,268       66,922
                                                                      ----------
                                                                       2,328,880
                                                                      ----------
TELECOMMUNICATIONS--3.3%
3Com Corp.(a)                                                23,300       84,812
Adaptec, Inc.(a)                                              6,804       26,400
Adtran, Inc.                                                  4,000       99,160
Airspan Networks, Inc.(a)                                     2,300       12,765
Anaren, Inc.(a)                                               1,112       14,623
Anixter International, Inc.                                   1,942       72,184
Applied Signal Technology, Inc.                                 733       13,956
Aspect Communications Corp.(a)                                2,634       29,580
Atheros Communications, Inc.(a)                               2,100       16,926
Audiovox Corp., Class A(a)                                    1,075       16,663
Brightpoint, Inc.(a)                                          1,100       24,409
Broadwing Corp.                                               3,960       18,295
C-COR.net Corp.(a)                                            2,896       19,838
Catapult Communications Corp.(a)                                623       10,628
Centennial Communications Corp.(a)                            1,338       18,571
Charter Communications, Inc., Class A(a)                     16,691       19,695
Ciena Corp.(a)                                               34,800       72,732
Commonwealth Telephone Enterprises, Inc.(a)                   1,275       53,435
Comtech Telecommunications Corp.(a)                           1,348       43,985
CT Communications, Inc.                                       1,110       14,486
Ditech Communications Corp.(a)                                1,983       12,870
Dobson Communications Corp., Class A(a)                       6,849       29,177
EndWave Corp.(a)                                                400       19,040
Essex Corp.(a)                                                1,000       22,880
Fairpoint Communications, Inc.                                1,600       25,840
Finisar Corp.(a)                                             11,450       12,023
Foundry Networks, Inc.(a)                                     7,400       63,862
General Communication, Inc. Class A(a)                        3,384       33,400
Glenayre Technologies, Inc.(a)                                4,100       15,457
GlobeTel Communications Corp.(a)                              3,900       10,881
Golden Telecom, Inc.                                          1,265       38,810
Hungarian Telephone and Cable Corp.(a)                          200        3,440
IDT Corp., Class B(a)                                         3,500       46,060
InterVoice-Brite, Inc.(a)                                     2,253       19,443
Intrado, Inc.(a)                                              1,073       16,052
Iowa Telecommunications Service                               1,400       26,250
Itron, Inc.(a)                                                1,427       63,758
Jamdat Mobile, Inc.(a)                                          700       19,376
Level 3 Communications, Inc.(a)                              42,200       85,666
MasTec, Inc.(a)                                               1,684       14,819
MRV Communications, Inc.(a)                                   6,350       13,780
Newport Corp.(a)                                              2,382       33,015
North Pittsburgh Systems, Inc.                                  915       17,897
Novatel Wireless, Inc.(a)                                     1,800       22,446

   The accompanying notes are an integral part of these financial statements.

Optical Communication Products, Inc.(a)                         938        1,782
Plantronics, Inc.                                             3,000      109,081
Polycom, Inc.(a)                                              6,000       89,460
Powerwave Technologies, Inc.(a)                               6,009       61,412
Preformed Line Products Co.                                     100        4,080
Premiere Global Services, Inc.(a)                             4,345       49,055
Price Communications Corp.                                    2,796       48,371
RCN Corp.(a)                                                  1,400       32,326
SBA Communications Corp.(a)                                   4,434       59,859
Sonus Networks, Inc.(a)                                      15,100       72,178
SpectraLink Corp.                                             1,183       12,445
Standard Microsystems Corp.                                   1,291       30,184
Syniverse Holdings, Inc.(a)                                   1,100       15,400
TALX Corp.                                                    1,173       33,911
Tekelec(a)                                                    3,408       57,254
Telkonet, Inc.(a)                                             2,200       10,846
Time Warner Telecom, Inc., Class A(a)                         3,086       18,269
Ubiquitel, Inc.(a)                                            4,600       37,536
United Online, Inc.(a)                                        3,691       40,084
US Unwired, Inc.(a)                                           7,900       45,978
USA Mobility, Inc.(a)                                         1,662       48,796
Utstarcom, Inc.(a)                                            6,100       45,689
Valor Communications Group, Inc.                              1,800       24,840
WebEx Communications, Inc.(a)                                 1,996       52,714
Westell Technologies, Inc., Class A(a)                        3,264       19,519
Zhone Technologies, Inc.(a)                                   3,600       12,060
                                                                      ----------
                                                                       2,382,514
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT--0.6%
Arris Group, Inc.(a)                                          5,388       46,929
CommScope, Inc.(a)                                            3,305       57,540
Harmonic, Inc.(a)                                             4,415       21,324
InterDigital Communications Corp.(a)                          3,200       56,000
Ixia(a)                                                       2,018       39,230
Oplink Communications, Inc.(a)                                6,216       10,629
RF Micro Devices, Inc.(a)                                    11,344       61,599
Sycamore Networks, Inc.(a)                                   10,681       36,849
Symmetricom, Inc.(a)                                          2,842       29,472
Terayon Communication Systems, Inc.(a)                        4,678       14,455
Viasat, Inc.(a)                                               1,347       27,385
                                                                      ----------
                                                                         401,412
                                                                      ----------
TELEPHONE--0.2%
Cincinnati Bell, Inc.(a)                                     14,900       64,069
Shenandoah Telecommunications Co.                               450       17,888
SureWest Communications                                         890       22,829
Talk America Holdings, Inc.(a)                                1,670       16,717
                                                                      ----------
                                                                         121,503
                                                                      ----------
TEXTILES--0.4%
Angelica Corp.                                                  568       13,922
Dixie Group, Inc.(a)                                            700       12,327
G & K Services, Inc.                                          1,188       44,823
Guess ?, Inc.(a)                                                982       16,282
Innovo Group, Inc.(a)                                         1,500        3,210
Interface, Inc. Class A(a)                                    2,814       22,653
Kellwood Co.                                                  1,724       46,376
Perry Ellis International, Inc.(a)                              587       13,730
Shoe Carnival, Inc.(a)                                          475       10,336
Steven Madden, Ltd.(a)                                          765       13,586

   The accompanying notes are an integral part of these financial statements.

UniFirst Corp.                                                  560       22,702
Wolverine World Wide, Inc.                                    3,490       83,794
                                                                      ----------
                                                                         303,741
                                                                      ----------
TOBACCO--0.1%
Star Scientific, Inc.(a)                                      2,241       10,017
Universal Corp.                                               1,558       68,210
Vector Group, Ltd.                                            1,523       28,282
                                                                      ----------
                                                                         106,509
                                                                      ----------
TOYS / GAMES / HOBBIES--0.2%
Jakks Pacific, Inc.(a)                                        1,546       29,699
Leapfrog Enterprises, Inc.(a)                                 2,000       22,600
Multimedia Games, Inc.                                        1,658       18,255
RC2 Corp.(a)                                                  1,109       41,664
Topps Co. (The)                                               2,153       21,595
                                                                      ----------
                                                                         133,813
                                                                      ----------
TRANSPORTATION--1.5%
ABX Air, Inc.(a)                                              3,500       28,525
Arctic Cat, Inc.                                                875       17,964
Arkansas Best Corp.                                           1,529       48,637
Covenant Transport, Inc., Class A(a)                            510        6,732
Dollar Thrifty Automotive Group, Inc.(a)                      1,543       58,603
Dynamex, Inc.(a)                                                700       11,928
EGL, Inc.(a)                                                  2,617       53,177
Florida East Coast Industries, Inc.                           1,999       86,557
Forward Air Corp.(a)                                          1,936       54,731
Frozen Food Express Industries(a)                               900       10,188
Genesee & Wyoming, Inc., Class A                              1,374       37,387
Greenbrier Cos., Inc.                                           400       10,840
GulfMark Offshore, Inc.(a)                                      857       23,405
Heartland Express, Inc.                                       2,765       53,724
Hub Group, Inc.(a)                                            1,200       30,060
Kansas City Southern Industries, Inc.(a)                      4,979      100,477
Kirby Corp.(a)                                                1,359       61,291
Maritrans, Inc.                                                 500       13,525
Marten Transport, Ltd.(a)                                       600       12,594
Offshore Logistics, Inc.(a)                                   1,369       44,958
Old Dominion Freight Line, Inc.                               1,188       31,874
Overnite Corp.                                                1,600       68,768
P.A.M. Transportation Services, Inc.(a)                         373        6,270
Pacer International, Inc.(a)                                  2,315       50,444
RailAmerica, Inc.(a)                                          2,279       27,120
SCS Transportation, Inc.(a)                                     953       16,963
Seabulk International, Inc.(a)                                  353        7,501
SIRVA, Inc.(a)                                                1,400       11,914
Universal Truckload Services, Inc.(a)                           300        5,067
US Xpress Enterprises, Inc.(a)                                  562        6,693
USA Truck, Inc.(a)                                              300        7,425
Werner Enterprises, Inc.                                      3,100       60,884
                                                                      ----------
                                                                       1,066,226
                                                                      ----------
TRUCKING & LEASING--0.2%
Amerco(a)                                                       600       32,130
GATX Corp.                                                    2,667       92,012
Interpool, Inc.                                                 500       10,690
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                                                                        134,832
                                                                    -----------
WATER--0.2%
American States Water Co.                                   1,008        29,605
California Water Service Group                              1,014        38,066
Connecticut Water Service, Inc.                               461        11,520
Middlesex Water Co.                                           644        12,506
SJW Corp.                                                     491        23,082
Southwest Water Co.                                         1,232        14,575
                                                                    -----------
                                                                        129,354
                                                                    -----------
TOTAL COMMON STOCKS (Cost $63,494,818)                               70,293,082
                                                                    -----------
                                                        Principal
                                                          Amount
                                                       ----------
SHORT-TERM INVESTMENTS--2.0%
The Bank of New York Cash Reserve                      $1,306,879     1,306,879

US Treasury Bill 2.71% (1), 8/18/05 (2)                   150,000       149,448
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,456,327)                        1,456,327

TOTAL INVESTMENTS (Cost $64,951,145)--100.2%                         71,749,409
                                                                    -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.2%)                          (164,951)
                                                                    -----------
NET ASSETS--100.0%                                                  $71,584,458
                                                                    ===========

(a)  Represents non-income producing security.
(b)  Affiliated issuers.
(1)  Yield to maturity.
(2)  See Note 6 regarding futures contracts.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
Representation of Investments
June 30, 2005 (Unaudited)

                                                                      % of Total
Industry                                                    Value     Net Assets
--------------------------------------------------------------------------------
BANKS                                                   $ 7,486,710        10.5%
REAL ESTATE INVESTMENT TRUSTS                             4,715,286         6.6%
RETAIL                                                    4,106,737         5.7%
COMMERCIAL SERVICES                                       3,629,528         5.1%
HEALTH CARE                                               3,435,128         4.8%
PHARMACEUTICALS                                           3,396,605         4.7%
COMPUTERS                                                 2,867,665         4.0%
ELECTRONICS                                               2,430,344         3.4%
OIL & GAS PRODUCERS                                       2,332,794         3.3%
SOFTWARE                                                  2,328,880         3.3%
TELECOMMUNICATIONS                                        2,382,514         3.3%
SEMICONDUCTORS                                            2,129,915         3.0%
MACHINERY                                                 1,778,131         2.5%
FOOD                                                      1,558,468         2.2%
DIVERSIFIED FINANCIAL SERVICES                            1,472,241         2.1%
INSURANCE                                                 1,525,854         2.1%
CHEMICALS                                                 1,442,368         2.0%
OIL & GAS SERVICES                                        1,306,875         1.8%
BIOTECHNOLOGY                                             1,187,399         1.7%
MEDIA                                                     1,229,344         1.7%
ELECTRIC                                                  1,094,767         1.5%
ENTERTAINMENT                                             1,099,516         1.5%
TRANSPORTATION                                            1,066,226         1.5%
BUILDING MATERIALS                                          712,201         1.0%
DISTRIBUTION/WHOLESALE                                      714,519         1.0%
HOUSEHOLD PRODUCTS / WARES                                  646,132         0.9%
AUTO PARTS & EQUIPMENT                                      572,903         0.8%
MANUFACTURERS                                               552,221         0.8%
AEROSPACE / DEFENSE                                         536,899         0.7%
APPAREL                                                     471,238         0.7%
FOREST PRODUCTS & PAPER                                     508,958         0.7%
HOME BUILDERS                                               510,368         0.7%
IRON / STEEL                                                479,998         0.7%
METALS - DIVERSIFIED                                        537,562         0.7%
HOME FURNISHINGS                                            440,406         0.6%
REAL ESTATE                                                 437,033         0.6%
TELECOMMUNICATIONS EQUIPMENT                                401,412         0.6%
ADVERTISING                                                 375,637         0.5%
AIRLINES                                                    391,106         0.5%
COMPUTERS, PERIPHERAL & SOFTWARE                            360,802         0.5%
ENVIRONMENTAL CONTROL                                       395,864         0.5%
INTERNET COMPANIES                                          353,677         0.5%
MINING                                                      334,304         0.5%
ELECTRICAL COMPONENTS & EQUIPMENT                           300,255         0.4%
GAS                                                         263,317         0.4%
HAND/MACHINE TOOLS                                          254,774         0.4%
LEISURE TIME                                                312,462         0.4%
MANUFACTURING                                               293,045         0.4%
METAL FABRICATE / HARDWARE                                  302,551         0.4%
TEXTILES                                                    303,741         0.4%
AUTO MANUFACTURERS                                          207,593         0.3%
ENERGY - ALTERNATE SOURCES                                  186,085         0.3%
ENGINEERING & CONSTRUCTION                                  222,599         0.3%
OFFICE / BUSINESS EQUIPMENT                                 234,258         0.3%
AGRICULTURE                                                 109,824         0.2%
BEVERAGES                                                   120,973         0.2%
COSMETICS/PERSONAL CARE                                     122,616         0.2%
ENERGY & RELATED                                            138,659         0.2%
HOLDING COMPANIES                                           140,745         0.2%
LODGING                                                     138,067         0.2%
PACKAGING & CONTAINERS                                      171,952         0.2%
TELEPHONE                                                   121,503         0.2%
TOYS / GAMES / HOBBIES                                      133,813         0.2%
TRUCKING & LEASING                                          134,832         0.2%
WATER                                                       129,354         0.2%
COAL                                                        107,020         0.1%
TOBACCO                                                     106,509         0.1%
S/T INVESTMENTS & LIAB IN EXCESS OF OTHER ASSETS          1,291,376         1.8%
                                                        -----------       -----
TOTAL NET ASSETS                                        $71,584,458       100.0%
                                                        ===========       =====

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments at market value (Cost: $64,951,145) (Note 2)             $71,749,409
Receivable for securities sold                                            26,097
Receivable for fund shares purchased                                      47,577
Dividends and interest receivable                                         71,507
Due from E*TRADE Asset Management, Inc. (Note 3)                          54,377
                                                                     -----------
   TOTAL ASSETS                                                       71,948,967
                                                                     -----------
LIABILITIES
Distribution payable                                                     176,219
Payable for securities purchased                                          68,850
Payable for fund shares redeemed                                          19,732
Accrued advisory fee (Note 3)                                              8,684
Accrued administration fee (Note 3)                                        8,684
Accrued shareholder servicing fee (Note 3)                                14,473
Accrued other expenses                                                    65,567
Variation margin payable (Note 6)                                          2,300
                                                                     -----------
   TOTAL LIABILITIES                                                     364,509
                                                                     -----------
TOTAL NET ASSETS                                                     $71,584,458
                                                                     ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par                                $    58,060
Paid-in capital, in excess of par                                     61,785,114
Undistributed net investment income                                       37,170
Accumulated net realized gain (loss) on investments and futures
   contracts                                                           2,899,876
Net unrealized appreciation (depreciation) of investments and
   futures contracts                                                   6,804,238
                                                                     -----------
TOTAL NET ASSETS                                                     $71,584,458
                                                                     ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)             5,806,049
                                                                     ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE       $     12.33
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2005(Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $142)               $   417,842
   Interest                                                               9,172
                                                                    -----------
   TOTAL INVESTMENT INCOME                                              427,014
                                                                    -----------
EXPENSES (NOTE 3):
   Advisory fee                                                          50,857
   Administration fee                                                    50,857
   Shareholder servicing fees                                            84,762
   Custodian fee                                                         77,399
   Transfer and dividend disbursing agent                                29,989
   Legal services                                                        22,971
   Trustee fees                                                          16,360
   Registration fees                                                     15,707
   Audit and tax services                                                13,612
   Printing                                                               1,433
   Insurance                                                                905
   Other expenses                                                        14,460
                                                                    -----------
   TOTAL EXPENSES BEFORE WAIVER                                         379,312
Waived fees and reimbursed expenses (Note 3)                           (297,999)
                                                                    -----------
   NET EXPENSES                                                          81,313
                                                                    -----------
NET INVESTMENT INCOME                                                   345,701
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS
Net realized gain (loss) on:
   Sale of investments                                                2,548,862
   Futures contracts                                                   (111,108)
Net change in unrealized appreciation (depreciation) of:
   Investments                                                       (3,572,157)
   Futures contracts                                                    (11,512)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS                                                    (1,145,915)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $  (800,214)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the Six
                                                                         Months Ended
                                                                        June 30, 2005   For the Year Ended
                                                                         (Unaudited)     December 31, 2004
                                                                        -------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                   $    345,701       $    457,565
Net realized gain (loss) on sale of investments and futures contracts      2,437,754          2,821,367
Net change in unrealized appreciation (depreciation) of investments               --             42,030
   and futures contracts                                                  (3,583,669)         5,622,570
                                                                        ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               (800,214)         8,943,532
                                                                        ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                    (320,816)          (384,738)
Distributions from net realized gain on sale of investments                       --         (2,315,537)
                                                                        ------------       ------------
                                                                            (320,816)        (2,700,275)
TRANSACTIONS IN SHARES OF COMMON STOCK:                                                          65,564
Net proceeds from sale of shares                                          14,931,949         36,915,986
Value of shares issued in reinvestment of dividends and distributions        134,953          2,513,604
Cost of shares redeemed                                                  (10,489,922)       (11,452,739)
                                                                        ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF COMMON STOCK                                  4,576,980         27,976,851
                                                                        ------------       ------------
REDEMPTION FEES (Note 2)                                                       9,561             17,944
                                                                        ------------       ------------
NET INCREASE IN NET ASSETS                                                 3,465,511         34,238,052
   NET ASSETS:
BEGINNING OF PERIOD                                                       68,118,947         33,880,895
                                                                        ------------       ------------
END OF PERIOD*                                                          $ 71,584,458       $ 68,118,947
                                                                        ============       ============
SHARE TRANSACTIONS:
Number of shares sold                                                      1,255,806          3,184,847
Number of shares reinvested                                                   11,456            203,293
Number of shares redeemed                                                   (886,911)          (996,201)
                                                                        ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                380,351          2,391,939
                                                                        ============       ============

* Includes undistributed net investment income of $37,170 and $12,285 for the periods ended June 30, 2005 and December 31, 2004, respectively.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout each Period




                                                   Six Months Ended           Year Ended            Year Ended
                                              June 30, 2005 (Unaudited)   December 31, 2004   December 31, 2003/(6)/
                                              -------------------------   -----------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 12.55                    $ 11.17               $  7.74
                                                  -------                    -------               -------
   Net investment Income                             0.06/(1)/                  0.11/(1)/             0.07/(1)/
   Net realized and unrealized gain (loss)
      on investments                                (0.22)                      1.80                  3.42
                                                  -------                    -------               -------
   TOTAL FROM INVESTMENT OPERATIONS                 (0.16)                      1.91                  3.49
                                                  -------                    -------               -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income         (0.06)                     (0.08)                (0.06)
   Distributions from net realized gains               --                      (0.45)                   --
                                                  -------                    -------               -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (0.06)                     (0.53)                (0.06)
                                                  -------                    -------               -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL               --/(2)/                    --/(2)/               --/(2)/
                                                  -------                    -------               -------
NET ASSET VALUE, END OF PERIOD                    $ 12.33                    $ 12.55               $ 11.17
                                                  =======                    =======               =======
   TOTAL RETURN/(5)/                                (1.30)%                    17.30%                45.39%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)       $71,584                    $68,119               $33,881
   Ratio of expenses to average net assets           0.24%/(3)(10)/             0.37%/(3)/            0.65%/(3)/
   Ratio of net investment income to
      average net assets                             1.02%/(4)(10)/             0.93%/(4)/            0.70%/(4)/
   Portfolio turnover rate                          23.93%                     34.58%                 3.53%/(7)/

                                                                                                       Period from
                                                                                                    December 29, 2000
                                                                                                      (commencement
                                                    Year Ended                Year Ended         of operations) through
                                              December 31, 2002/(6)/    December 31, 2001/(6)/      December 31, 2000
                                              ----------------------   -----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.89                   $10.00                      $10.00
                                                   -------                   ------                      ------
   Net investment Income                              0.07                     0.09                          --
   Net realized and unrealized gain (loss)
      on investments                                 (2.14)                    0.07                          --
                                                   -------                   ------                      ------
   TOTAL FROM INVESTMENT OPERATIONS                  (2.07)                    0.16                          --
                                                   -------                   ------                      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income          (0.05)                   (0.09)                         --
   Distributions from net realized gains             (0.04)                   (0.19)                         --
                                                   -------                   ------                      ------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (0.09)                   (0.28)                         --
                                                   -------                   ------                      ------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL              0.01                     0.01                          --
                                                   -------                   ------                      ------
NET ASSET VALUE, END OF PERIOD                     $  7.74                   $ 9.89                      $10.00
                                                   =======                   ======                      ======
   TOTAL RETURN/(5)/                                (20.87)%                   1.82%                       0.00%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)        $12,578                   $8,418                         $ 1
   Ratio of expenses to average net assets            0.65%/(3)/               0.65%/(3)/                    --
   Ratio of net investment income to
      average net assets                              0.84%/(4)/               0.90%/(4)/                    --
   Portfolio turnover rate                           27.96%/(8)/              45.87%/(8)/                  0.00%/(2)(8)(9)/

----------
/(1)/ Calculated based on average shares outstanding.

/(2)/ Rounds to less than $0.01.

/(3)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2005 and year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.12%, 1.00%, 1.61%, 1.87%, and 1.53%, respectively.

/(4)/ The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for six months ended June 30, 2005 and year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 0.14%, 0.29%, (0.25)%, (0.38)% and 0.02%, respectively.

/(5)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(6)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.

/(7)/ For the period November 10, 2003 through December 31, 2003.

/(8)/ Portfolio turnover rate of the Russell 2000 Index Master Portfolio.

/(9)/ For the period December 29, 2000 (commencement of operations) through
     December 31, 2000 and is not indicative of a full year's operating results.

/(10)/ Annualized.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

1. ORGANIZATION

E*TRADE Russell 2000 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2005, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index*. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the Russell 2000 Index.

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, the Fund utilizes an independent pricing service in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are fair valued at amortized cost, which approximates fair market value.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2004, for federal income tax purposes, the Fund has no capital loss carryforward.

At June 30, 2005, the cost of investments for federal income tax purposes was $64,951,145. Net unrealized appreciation aggregated $6,798,264, of which $10,558,628 represented gross unrealized appreciation on securities and $3,760,364 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2005 and year ended December 31, 2004 were $9,561 and $17,944 respectively, and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.15% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.07% of the Fund's average daily net assets.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective April 1, 2005, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.22% of the Fund's average daily net assets. Prior to April 1, 2005, the expense limit for the Fund was 0.26% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $656,002 was eligible for reimbursement as of December 31, 2004.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2005.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of June 30, 2005:

-------------------------------------------------------------------
                                         Notional    Net Unrealized
Number of      Futures     Expiration    Contract     Appreciation
Contracts       Index         Date        Value      (Depreciation)
-------------------------------------------------------------------
    4       Russell 2000    09/16/05    $1,286,200       $5,974
-------------------------------------------------------------------

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $149,448.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2005.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2005.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $21,439,162 and $16,028,262, respectively, for the six months ended June 30, 2005.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or (iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

SEMI-ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Semi-Annual Report for the period ended June 30, 2005.

I hope you will find the Report valuable and informative.

Investors Continued to Find Index Funds Attractive

Despite unsettling world events and some mixed signals about the economy, U.S. economic expansion maintained a steady pace over the past year. Overall inflation subsided, housing activity remained robust, and consumer spending--buoyed by continued growth in disposable personal income--was strong.

Against this background, investors continued to find stock index funds--with their low costs and reputation for keeping pace with the market--an easy way to seek long-term portfolio growth.

Still the Lowest Expense Ratios In the Industry

Investors continue to choose the no-load E*TRADE Index Funds--still the lowest-cost stock index funds in the industry./1/

--------------------------------------------------------------------------------
                                                            Expense    Category
                        Fund Name                          Ratio/1/   Average/2/
--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund

Large-cap fund providing a core stock holding that is        0.09%       0.39%
diversified across the 500 companies in the S&P 500
Index
--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund

Provides a diversified portfolio of 2,000 small-cap U.S.     0.22%       0.75%
stocks.
--------------------------------------------------------------------------------
E*TRADE International Index Fund

Offers international diversification by investing in         0.09%       0.72%
securities of foreign issuers included in the MSCI EAFE
Free Index .
--------------------------------------------------------------------------------
E*TRADE Technology Index Fund/3/

A specialty fund focused on the technology sector and        0.60%        N/A
the only index fund of its kind.
--------------------------------------------------------------------------------

Investors also took advantage of our free Automatic Investment Plan as an easy way to add to their portfolios over time through regular automatic investments in the Funds/4/. (For more information about automatic investing, visit etrade.com/autoinvest.)

Our Commitment to You Remains Unchanged

We remain committed to providing you with an affordable way to invest in specific asset classes and create a solid diversified portfolio.

Thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs for many years to come.

Sincerely,


/s/ Dennis Webb
--------------------------------
Dennis Webb
President, E*TRADE Funds

SEMI-ANNUAL LETTER TO SHAREHOLDERS

                   PLEASE READ THE IMPORTANT DISCLOSURES BELOW

THIS MATERIAL IS INTENDED FOR CURRENT SHAREHOLDERS WHO HAVE RECEIVED A COPY OF THE APPROPRIATE PROSPECTUS. FOR A CURRENT PROSPECTUS, PLEASE VISIT ETRADEFUNDS.ETRADE.COM OR CALL 1-800-ETRADE-1. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

/1/ Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of July 1, 2005. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.73% for the S&P 500 Index Fund; 1.00% for the Russell 2000 Index Fund; and 2.87% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2006. ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

/2/ Data source: Lipper Inc. (July 1, 2005). The Lipper fund category benchmarks shown are the median total expense ratios of similar retail, no-load and front-end loaded index funds, excluding outliers. The E*TRADE S&P 500 Index Fund was compared to Lipper's S&P 500 Index fund category while the Russell 2000 Index Fund was compared to Small and Mid-Cap Core index funds and the International Index Fund only to International index funds.

/3/ E*TRADE Technology Index Fund is the only fund of its type currently in existence.

/4/. Automatic investment plans do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                              Beginning     Ending       Annualized
                                               Account     Account      Expense Ratio      Expenses Paid
                                                Value       Value        Based on the        During the
                                               01/01/05    06/30/05   Six-Month Period   Six-Month Period*
----------------------------------------------------------------------------------------------------------
E*TRADE Technology Index Fund
   Actual                                     $1,000.00   $  924.70         0.60%              $2.87
   Hypothetical (5% return before expenses)   $1,000.00   $1,021.82         0.60%              $3.01
---------------------------------------------------------------------------------------------------------

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

E*Trade Technology Index Fund
Schedule of Investments
June 30, 2005 (Unaudited)

                                                             Shares      Value
---------------------------------------------------------------------------------
COMMON STOCKS--97.8%
ADVERTISING--0.4%
DoubleClick, Inc.(a)                                          2,835   $    23,786
Getty Images, Inc.(a)                                         1,400       103,963
Monster Worldwide, Inc.(a)                                    2,604        74,683
                                                                      -----------
                                                                          202,432
                                                                      -----------
AEROSPACE / DEFENSE--0.1%
Titan Corp. (The)(a)                                          1,940        44,116
                                                                      -----------
COMMERCIAL SERVICES--3.8%
Accenture, Ltd., Class A(a)                                  12,951       293,599
Amazon.com, Inc.(a)                                           9,171       303,377
BearingPoint, Inc.(a)                                         4,517        33,110
ChoicePoint, Inc.(a)                                          1,988        79,619
Convergys Corp.(a)                                            3,180        45,220
eBay, Inc.(a)                                                29,868       985,942
Hewitt Associates, Inc., Class A(a)                           1,200        31,812
Overstock.com, Inc.(a)                                          400        14,240
                                                                      -----------
                                                                        1,786,919
                                                                      -----------
COMMUNICATIONS SERVICES--0.2%
Avaya, Inc.(a)                                               10,198        84,847
                                                                      -----------
COMPUTER FACILITIES MANAGEMENT--0.5%
Cognizant Technology Solutions Corp.                          2,984       140,636
Comverse Technology, Inc.(a)                                  4,441       105,030
                                                                      -----------
                                                                          245,666
                                                                      -----------
COMPUTER INTEGRATED SYSTEMS DESIGN--1.3%
BEA Systems, Inc.(a)                                          9,092        79,828
Brocade Communications Systems, Inc.(a)                       5,971        23,167
Computer Sciences Corp.(a)                                    4,310       188,347
Intergraph Corp.(a)                                             786        27,086
Jack Henry & Associates, Inc.                                 2,046        37,462
Network Appliance, Inc.(a)                                    8,070       228,139
TIBCO Software, Inc.(a)                                       4,826        31,562
                                                                      -----------
                                                                          615,591
                                                                      -----------
COMPUTER PERIPHERAL EQUIPMENT--8.3%
3Com Corp.(a)                                                 8,511        30,980
Adaptec, Inc.(a)                                              2,467         9,572
Cisco Systems, Inc.(a)                                      148,430     2,836,497
Electronics For Imaging, Inc.(a)                              1,213        25,522
Emulex Corp.(a)                                               1,859        33,945
Juniper Networks, Inc.(a)                                    12,072       303,973
Lexmark International, Inc.(a)                                2,907       188,461
Nam Tai Electronics, Inc.                                     1,000        22,740
PalmOne, Inc.(a)                                              1,122        33,402
QLogic Corp.(a)                                               2,068        63,839
Research In Motion, Ltd.                                      4,230       311,963
Symbol Technologies, Inc.                                     5,451        53,801
                                                                      -----------
                                                                        3,914,695
                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

COMPUTER PROGRAMMING SERVICES--0.3%
Amdocs, Ltd.(a)                                               4,494       118,776
Informatica Corp.(a)                                          1,986        16,663
                                                                      -----------
                                                                          135,439
                                                                      -----------
COMPUTER RELATED SERVICES--2.2%
Ariba, Inc.                                                   1,399         8,114
CACI International, Inc., Class A(a)                            712        44,970
Ceridian Corp.(a)                                             3,371        65,667
Electronic Data Systems Corp.                                11,546       222,261
IAC/InterActivecorp(a)                                       14,150       340,307
Internet Security Systems, Inc.(a)                            1,032        20,939
Paychex, Inc.                                                 8,481       275,972
Red Hat, Inc.(a)                                              4,088        53,553
                                                                      -----------
                                                                        1,031,783
                                                                      -----------
COMPUTER STORAGE DEVICES--2.2%
EMC Corp.(a)                                                 53,988       740,175
Imation Corp.                                                   787        30,528
Sandisk Corp.(a)                                              3,694        87,659
Seagate Technology(a)                                        10,500       184,275
                                                                      -----------
                                                                        1,042,637
                                                                      -----------
COMPUTERS--2.1%
Anteon International Corp.(a)                                   766        34,945
Apple Computer, Inc.(a)                                      18,092       665,966
Black Box Corp.                                                 399        14,125
Enterasys Networks, Inc.(a)                                     113           102
Kronos, Inc.(a)                                                 739        29,848
Maxtor Corp.(a)                                               5,660        29,432
Perot Systems Corp., Class A(a)                               2,537        36,076
RSA Security, Inc.(a)                                         1,600        18,368
Storage Technology Corp.(a)                                   2,440        88,548
Western Digital Corp.(a)                                      4,670        62,671
                                                                      -----------
                                                                          980,081
                                                                      -----------
COMPUTERS, PERIPHERAL & SOFTWARE--1.4%
Autodesk, Inc.                                                5,244       180,235
Creative Technology, Ltd.(a)                                  1,900        12,274
InfoSpace, Inc.(a)                                              700        23,051
McAfee, Inc.(a)                                               3,562        93,253
National Instruments Corp.                                    1,742        36,930
NetIQ Corp.(a)                                                1,276        14,483
Nvida Corp.(a)                                                3,755       100,334
Open Text Corp.(a)                                            1,100        15,576
Salesforce.com, Inc.(a)                                       2,300        47,104
Sybase, Inc.(a)                                               2,122        38,939
Zebra Technologies Corp., Class A                             1,650        72,254
                                                                      -----------
                                                                          634,433
                                                                      -----------
DATA PROCESSING & PREPARATION--4.8%
Acxiom Corp.                                                  1,990        41,551
Affiliated Computer Services, Inc., Class A(a)                2,790       142,569
Automatic Data Processing, Inc.                              13,179       553,123
BISYS Group, Inc.(a)                                          2,662        39,770
DST Systems, Inc.(a)                                          1,898        88,826
FileNET Corp.(a)                                                900        22,626
First Data Corp.                                             18,728       751,742
Fiserv, Inc.(a)                                               4,459       191,514
SunGard Data Systems, Inc.(a)                                 6,556       230,575
Verisign, Inc.(a)                                             5,741       165,111
                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

                                                                        2,227,407
                                                                      -----------
DISTRIBUTION/WHOLESALE--0.3%
CDW Corp.                                                     1,892       108,015
Ingram Micro, Inc., Class A(a)                                3,464        54,246
                                                                      -----------
                                                                          162,261
                                                                      -----------
ELECTRONIC COMPONENTS--1.0%
AVX Corp.                                                     3,915        47,450
Celestica, Inc.(a)                                            4,148        55,583
Flextronics International, Ltd.(a)                           12,655       167,173
MEMC Electronic Materials, Inc.(a)                            4,700        74,119
Sanmina-SCI Corp.(a)                                         11,723        64,125
Vishay Intertechnology, Inc.(a)                               3,390        40,239
                                                                      -----------
                                                                          448,689
                                                                      -----------
ELECTRONIC COMPUTERS--14.9%
Advent Software, Inc.(a)                                        713        14,445
Dell, Inc.(a)                                                56,024     2,213,508
Gateway, Inc.(a)                                              8,463        27,928
Hewlett-Packard Co.                                          68,054     1,599,950
International Business Machines Corp.                        37,530     2,784,725
Sun Microsystems, Inc.(a)                                    75,846       282,906
Unisys Corp.(a)                                               7,566        47,893
                                                                      -----------
                                                                        6,971,355
                                                                      -----------
ELECTRONIC PARTS & EQUIPMENT--0.5%
Arrow Electronics, Inc.(a)                                    2,584        70,181
Avnet, Inc.(a)                                                2,763        62,250
Benchmark Electronics, Inc.(a)                                  900        27,378
Checkfree Corp.(a)                                            2,079        70,812
                                                                      -----------
                                                                          230,621
                                                                      -----------
ELECTRONICS--1.2%
Agilent Technologies, Inc.(a)                                10,965       252,413
Amphenol Corp., Class A(a)                                    1,962        78,814
ATI Technologies, Inc.(a)                                     5,607        66,443
Cymer, Inc.(a)                                                  865        22,793
KEMET Corp.(a)                                                1,971        12,417
Mentor Graphics Corp.(a)                                      1,728        17,712
Skyworks Solutions, Inc.(a)                                   3,491        25,729
Tektronix, Inc.                                               2,050        47,704
Trimble Navigation, Ltd.                                      1,200        46,764
                                                                      -----------
                                                                          570,789
                                                                      -----------
INTERNET SOFTWARE & SERVICES--3.3%
Ask Jeeves, Inc.(a)                                           1,300        39,247
CNET Networks, Inc.(a)                                        3,200        37,568
EarthLink, Inc.(a)                                            3,323        28,777
Google, Inc., Class A(a)                                      1,300       382,395
Yahoo!, Inc.                                                 30,954     1,072,556
                                                                      -----------
                                                                        1,560,543
                                                                      -----------
MULTIMEDIA NETWORKING--0.1%
Polycom, Inc.(a)                                              2,174        32,414
                                                                      -----------
NETWORK EQUIPMENT--0.8%
Extreme Networks, Inc.(a)                                     2,733        11,205
Foundry Networks, Inc.(a)                                     3,095        26,710
Lucent Technologies, Inc.(a)                                 99,691       290,101
Sonus Networks, Inc.(a)                                       5,600        26,768

   The accompanying notes are an integral part of these financial statements.

Sycamore Networks, Inc.(a)                                    6,160        21,252
                                                                      -----------
                                                                          376,036
                                                                      -----------
PREPACKAGED SOFTWARE--17.3%
Adobe Systems, Inc.                                          10,722       306,864
BMC Software, Inc.(a)                                         5,035        90,378
Cadence Design System, Inc.(a)                                6,058        82,752
Check Point Software Technologies, Ltd.(a)                    5,637       111,613
Citrix Systems, Inc.(a)                                       3,809        82,503
Cognos, Inc.(a)                                               2,160        73,742
Computer Associates International, Inc.                      13,214       363,121
Compuware Corp.(a)                                            8,770        63,056
CSG Systems International, Inc.(a)                            1,151        21,846
Electronic Arts, Inc.(a)                                      6,836       386,986
Intuit, Inc.(a)                                               4,265       192,394
Macromedia, Inc.(a)                                           1,577        60,273
Macrovision Corp.(a)                                          1,100        24,794
Mercury Interactive Corp.(a)                                  1,953        74,917
Microsoft Corp.                                             154,155     3,829,211
Novell, Inc.(a)                                               8,436        52,303
Oracle Corp.(a)                                             115,645     1,526,514
Parametric Technology Corp.(a)                                6,019        38,401
Quest Software, Inc.(a)                                       2,157        29,400
RealNetworks, Inc.(a)                                         3,821        18,990
Siebel Systems, Inc.(a)                                      11,423       101,665
Symantec Corp.                                               14,328       311,491
Synopsys, Inc.(a)                                             3,408        56,811
Veritas Software Corp.(a)                                     9,549       232,996
                                                                      -----------
                                                                        8,133,021
                                                                      -----------
PRINTED CIRCUIT BOARDS--0.5%
Jabil Circuit, Inc.(a)                                        4,514       138,716
Solectron Corp.(a)                                           21,736        82,379
                                                                      -----------
                                                                          221,095
                                                                      -----------
PROCESS CONTROL INSTRUMENTS--0.2%
PerkinElmer, Inc.                                             2,929        55,358
Teradyne, Inc.(a)                                             4,362        52,213
                                                                      -----------
                                                                          107,571
                                                                      -----------
RADIO & TV COMMUNICATIONS EQUIPMENT--5.1%
Andrew Corp.(a)                                               3,648        46,548
Motorola, Inc.                                               54,888     1,002,255
Qualcomm, Inc.                                               36,972     1,220,446
Scientific-Atlanta, Inc.                                      3,462       115,181
                                                                      -----------
                                                                        2,384,430
                                                                      -----------
SEMICONDUCTORS--1.1%
Agere System, Inc.(a)                                         3,876        46,512
AMIS Holdings, Inc.(a)                                        1,900        25,346
Axcelis Technologies, Inc.(a)                                 2,234        15,325
Freescale Semiconductor, Inc., Class A(a)                     2,900        60,929
Freescale Semiconductor, Inc., Class B(a)                     6,123       129,685
Integrated Circuit Systems, Inc.(a)                           1,550        31,992
Intersil Corp., Class A                                       3,425        64,287
PMC-Sierra, Inc.(a)                                           4,027        37,572
Semtech Corp.(a)                                              1,646        27,406
Sigmatel, Inc.(a)                                               800        13,728
Silicon Image, Inc.(a)                                        1,700        17,442
Silicon Laboratories, Inc.(a)                                 1,155        30,273
Silicon Storage Technology, Inc.(a)                           2,100         8,463
                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

                                                                          508,960
                                                                      -----------
SEMICONDUCTORS EQUIPMENT--17.5%
Advanced Micro Devices, Inc.(a)                               8,237       142,830
Altera Corp.(a)                                               8,430       167,083
Amkor Technologies, Inc.(a)                                   3,917        17,627
Analog Devices, Inc.                                          8,505       317,322
Applied Micro Circuits Corp.(a)                               6,900        17,664
ASE Test Limited(a)                                           2,300        14,812
Atmel Corp.(a)                                               10,749        25,475
Broadcom Corp., Class A(a)                                    6,121       217,357
Conexant Systems, Inc.(a)                                    10,579        17,032
Cree, Inc.(a)                                                 1,679        42,764
Cypress Semiconductor Corp.(a)                                2,786        35,076
Entegris, Inc.(a)                                             1,682        16,652
Fairchild Semiconductor International, Inc., Class A(a)       2,724        40,179
Intel Corp.                                                 142,572     3,715,425
Intergrated Device Technology, Inc.(a)                        2,404        25,843
International Rectifier Corp.(a)                              1,543        73,632
JDS Uniphase Corp.(a)                                        31,171        47,380
KLA-Tencor Corp.(a)                                           4,391       191,887
Lattice Semiconductor Corp.(a)                                2,507        11,131
Linear Technology Corp.                                       6,883       252,537
LSI Logic Corp.(a)                                            8,648        73,422
Marvell Technology Group, Ltd.                                6,044       229,914
Maxim Integrated Products, Inc.                               7,378       281,913
Micrel, Inc.(a)                                               2,016        23,224
Microchip Technology, Inc.                                    4,643       137,526
Micron Technology, Inc.(a)                                   13,816       141,061
MKS Instruments, Inc.(a)                                      1,200        20,268
National Semiconductor Corp.                                  8,104       178,531
OmniVision Technologies, Inc.                                 1,300        17,667
Rambus, Inc.(a)                                               2,282        30,533
RF Micro Devices, Inc.(a)                                     4,245        23,050
STMicroelectronics NV                                        20,350       324,379
Texas Instruments, Inc.                                      38,921     1,092,511
TriQuint Semiconductor, Inc.(a)                               3,072        10,230
Varian Semiconductor Equipment Associates, Inc.(a)              775        28,675
Vitesse Semiconductor Corp.(a)                                4,965        10,377
Xilinx, Inc.                                                  7,891       201,221
                                                                      -----------
                                                                        8,214,210
                                                                      -----------
SOFTWARE--1.3%
Activision, Inc.                                              4,197        69,334
Akamai Technologies, Inc.(a)                                  2,800        36,764
Avid Technology, Inc.(a)                                        802        42,731
Avocent Corp.(a)                                              1,158        30,270
Borland Software Corp.(a)                                     1,803        12,369
Certegy, Inc.                                                 1,388        53,049
Digital River, Inc.(a)                                          700        22,225
F5 Networks, Inc.(a)                                            800        37,788
Fair Isaac Corp.                                              1,607        58,656
Global Payments, Inc.                                           823        55,799
Hyperion Solutions Corp.(a)                                     912        36,699
Keane, Inc.(a)                                                1,352        18,522
Reynolds & Reynolds Co., Class A                              1,480        40,004
Take-Two Interactive Software, Inc.(a)                        1,479        37,641
THQ, Inc.(a)                                                    840        24,587
WebEx Communications, Inc.(a)                                 1,025        27,070
Websense, Inc.(a)                                               500        24,025
                                                                      -----------
                                                                          627,533
                                                                      -----------
SPECIAL INDUSTRY MACHINERY--2.1%
Applied Materials, Inc.(a)                                   38,307       619,807
ASML Holding NV(a)                                           10,910       170,851

   The accompanying notes are an integral part of these financial statements.

Lam Research Corp.(a)                                         3,099        89,685
Novellus Systems, Inc.(a)                                     3,186        78,726
Unova, Inc.(a)                                                1,400        37,282
                                                                      -----------
                                                                          996,351
                                                                      -----------
TELECOMMUNICATIONS--0.4%
Aspect Communications Corp.(a)                                1,300        14,599
Crown Castle Intl., Corp.(a)                                  5,000       101,600
West Corp.(a)                                                 1,498        57,523
                                                                      -----------
                                                                          173,722
                                                                      -----------
TELECOMMUNICATIONS EQUIPMENT--1.6%
ADTRAN, Inc.                                                  1,702        42,193
Corning, Inc.(a)                                             31,631       525,707
Harris Corp.                                                  3,000        93,630
InterDigital Communications Corp.(a)                          1,193        20,878
Tekelec(a)                                                    1,481        24,881
UTStarcom, Inc.(a)                                            2,607        19,526
                                                                      -----------
                                                                          726,815
                                                                      -----------
TELEPHONE & TELEGRAPH APPARATUS--0.9%
ADC Telecommunications, Inc.(a)                               2,616        56,950
Ciena Corp.(a)                                               12,811        26,775
Nortel Networks Corp.(a)                                     96,224       251,145
Tellabs, Inc.(a)                                             10,441        90,837
                                                                      -----------
                                                                          425,707
                                                                      -----------
TRAVEL SERVICES--0.1%
Sabre Holdings Corp.                                          3,013        60,109
                                                                      -----------
TOTAL COMMON STOCKS (Cost $62,687,540)                                 45,878,278
                                                                      -----------

                                                          Principal
                                                            Amount
                                                          ---------
SHORT-TERM INVESTMENTS--2.3%
The Bank of New York Cash Reserve                          $939,126       939,126
U.S. Treasury Bill 2.71% (1), 08/18/05(2)                   150,000       149,448
                                                                      -----------

TOTAL SHORT-TERM INVESTMENTS (Cost $ 1,088,574)                         1,088,574
                                                                      -----------
TOTAL INVESTMENTS (Cost $63,776,114)--100.1%                           46,966,852
                                                                      -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1%)                             (57,563)
                                                                      -----------
NET ASSETS--100.0%                                                    $46,909,289
                                                                      ===========

(a)  Represents non-income producing securities.
(1)  Yield to Maturity.
(2)  See note 6 regarding futures contracts.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
Representation of Investments
June 30, 2005 (Unaudited)

                                                                      % of Total
Industry                                                   Value      Net Assets
--------------------------------------------------------------------------------
SEMICONDUCTORS EQUIPMENT                                $ 8,214,210      17.5%
PREPACKAGED SOFTWARE                                      8,133,021      17.3%
ELECTRONIC COMPUTERS                                      6,971,355      14.9%
COMPUTER PERIPHERAL EQUIPMENT                             3,914,695       8.3%
RADIO & TV COMMUNICATIONS EQUIPMENT                       2,384,430       5.1%
DATA PROCESSING & PREPARATION                             2,227,407       4.8%
COMMERCIAL SERVICES                                       1,786,919       3.8%
INTERNET SOFTWARE & SERVICES                              1,560,543       3.3%
COMPUTER RELATED SERVICES                                 1,031,783       2.2%
COMPUTER STORAGE DEVICES                                  1,042,637       2.2%
COMPUTERS                                                   980,081       2.1%
SPECIAL INDUSTRY MACHINERY                                  996,351       2.1%
TELECOMMUNICATIONS EQUIPMENT                                726,815       1.6%
COMPUTERS, PERIPHERAL & SOFTWARE                            634,433       1.4%
COMPUTER INTEGRATED SYSTEMS DESIGN                          615,591       1.3%
SOFTWARE                                                    627,533       1.3%
ELECTRONICS                                                 570,789       1.2%
SEMICONDUCTORS                                              508,960       1.1%
ELECTRONIC COMPONENTS                                       448,689       1.0%
TELEPHONE & TELEGRAPH APPARATUS                             425,707       0.9%
NETWORK EQUIPMENT                                           376,036       0.8%
COMPUTER FACILITIES MANAGEMENT                              245,666       0.5%
ELECTRONIC PARTS & EQUIPMENT                                230,621       0.5%
PRINTED CIRCUIT BOARDS                                      221,095       0.5%
ADVERTISING                                                 202,432       0.4%
TELECOMMUNICATIONS                                          173,722       0.4%
COMPUTER PROGRAMMING SERVICES                               135,439       0.3%
DISTRIBUTION/WHOLESALE                                      162,261       0.3%
COMMUNICATIONS SERVICES                                      84,847       0.2%
PROCESS CONTROL INSTRUMENTS                                 107,571       0.2%
AEROSPACE / DEFENSE                                          44,116       0.1%
MULTIMEDIA NETWORKING                                        32,414       0.1%
TRAVEL SERVICES                                              60,109       0.1%
S/T INVESTMENTS & LIAB IN EXCESS OF OTHER ASSETS          1,031,011       2.2%
                                                        -----------     -----
TOTAL NET ASSETS                                        $46,909,289     100.0%
                                                        ===========     =====

    The accompanying notes are an integral part of these financial statement.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost: $63,776,114) (Note 2)           $ 46,966,852
Receivable for fund shares purchased                                     33,514
Due from E*TRADE Asset Management, Inc. (Note 3)                         33,544
Divdends and interest receivable                                         13,319
                                                                   ------------
   TOTAL ASSETS                                                      47,047,229
                                                                   ------------
LIABILITIES
Payable for fund shares redeemed                                         32,574
Accrued advisory fee (Note 3)                                             9,906
Accrued administration fee (Note 3)                                       5,943
Accrued shareholder servicing fees (Note 3)                               9,906
Accrued other expenses                                                   72,811
Variation margin payable                                                  6,800
                                                                   ------------
   TOTAL LIABILITIES                                                    137,940
                                                                   ------------
TOTAL NET ASSETS                                                   $ 46,909,289
                                                                   ============
NET ASSETS CONSIST OF:
Share of beneficial interest, at par                               $     95,635
Paid-in Capital, in excess of par                                   125,693,529
Undistributed net investment loss                                       (33,583)
Accumulated net realized gain (loss) on investments and futures
   contracts                                                        (62,006,018)
Net unrealized appreciation (depreciation) of investments and
   futures contracts                                                (16,840,274)
                                                                   ------------
TOTAL NET ASSETS                                                   $ 46,909,289
                                                                   ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)            9,563,455
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE     $       4.91
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $366)               $   110,941
   Interest                                                               3,742
                                                                    -----------
      TOTAL INVESTMENT INCOME                                           114,683
                                                                    -----------

EXPENSES (NOTE 3):
   Advisory fee                                                          61,775
   Administration fee                                                    37,065
   Shareholder servicing fees                                            61,775
   Transfer and dividend disbursing agent                               104,675
   Custodian fee                                                         17,650
   Legal services                                                        17,242
   Registration fees                                                     15,595
   Audit and tax services                                                12,958
   Trustee fees                                                          11,993
   Printing                                                               1,296
   Insurance                                                                759
   Other expenses                                                         3,154
                                                                    -----------
      TOTAL EXPENSES BEFORE WAIVER                                      345,937
   Waived fees and reimbursed expenses (Note 3)                        (197,671)
                                                                    -----------
   NET EXPENSES                                                         148,266
                                                                    -----------
NET INVESTMENT LOSS                                                     (33,583)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Sale of investments                                            (7,728,111)
      Futures contracts                                                  19,538
   Net change in unrealized appreciation (depreciation) of:
      Investments                                                     3,404,832
      Futures contracts                                                 (32,206)
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES CONTACTS                                              (4,335,947)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(4,369,530)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the Six
                                                     Months Ended
                                                    June 30, 2005   For the Year Ended
                                                     (Unaudited)     December 31, 2004
                                                    -------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)                         $   (33,583)      $    333,298
Net realized gain (loss) on sale of investments
and futures contracts                                 (7,708,573)        (3,621,274)
Net change in unrealized appreciation
   (depreciation) of investments and futures
   contracts                                           3,372,626          4,586,157
                                                     -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (4,369,530)         1,298,181
                                                     -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                      --           (333,259)
                                                     -----------       ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                       4,279,942         16,249,429
Value of shares issued in reinvestment of
   dividends and distributions                                --            313,782
Cost of shares redeemed                               (8,937,939)       (13,700,424)
                                                     -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF COMMON STOCK             (4,657,997)         2,862,787
                                                     -----------       ------------
REDEMPTION FEES (Note 2)                                   8,586             13,145
                                                     -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS                 (9,018,941)         3,840,854
   NET ASSETS:
BEGINNING OF PERIOD                                   55,928,230         52,087,376
                                                     -----------       ------------
END OF PERIOD                                        $46,909,289       $ 55,928,230
                                                     ===========       ============
SHARE TRANSACTIONS:
Number of shares sold                                    872,926          3,203,176
Number of shares reinvested                                   --             59,541
Number of shares redeemed                             (1,834,556)        (2,697,163)
                                                     -----------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING           (961,630)           565,554
                                                     ===========       ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout each Period

                                                                    Six Months Ended           Year Ended         Year Ended
                                                                June 30, 2005 (Unaudited)  December 31, 2004  December 31, 2003
                                                                -------------------------  -----------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $  5.31                 $  5.23             $  3.41
                                                                       -------                 -------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                             --/(2)//(3)/          0.03/(2)/          (0.02)/(2)/
   Net realized and unrealized gain (loss) on investments                (0.40)                   0.08                1.84
                                                                       -------                 -------             -------
   TOTAL FROM INVESTMENT OPERATIONS                                      (0.40)                   0.11                1.82
                                                                       -------                 -------             -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                                 --                   (0.03)                 --
                                                                       -------                 -------             -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      --                   (0.03)                 --
                                                                       -------                 -------             -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                    --/(3)/                 --/(3)/             --/(3)/
                                                                       -------                 -------             -------
NET ASSET VALUE, END OF PERIOD                                         $  4.91                 $  5.31             $  5.23
                                                                       =======                 =======             =======
   TOTAL RETURN(1)                                                       (7.53)%                  2.15%              53.37%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                           $46,909                 $55,928             $52,087
   Ratio of expenses to average net assets                                0.60%/(4)//(7)/         0.68%/(4)/          0.85%/(4)/
   Ratio of net investment income (loss) to average net assets           (0.14)/(5)//(7)/         0.64%/(5)/         (0.50)/(5)/
   Portfolio turnover rate                                                0.01%                  10.04%              11.22%

                                                                    Year Ended         Year Ended         Year Ended
                                                                December 31, 2002  December 31, 2001  December 31, 2000
                                                                -----------------  -----------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $  5.77            $  8.21            $ 14.21
                                                                    -------            -------            -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                       (0.03)             (0.04)             (0.08)
   Net realized and unrealized gain (loss) on investments             (2.33)             (2.36)             (5.32)
                                                                    -------            -------            -------
   TOTAL FROM INVESTMENT OPERATIONS                                   (2.36)             (2.40)             (5.40)
                                                                    -------            -------            -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                              --              (0.04)             (0.65)
                                                                    -------            -------            -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   --              (0.04)             (0.65)
                                                                    -------            -------            -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                 --/(3)/            --/(3)/          0.05
                                                                    -------            -------            -------
NET ASSET VALUE, END OF PERIOD                                      $  3.41            $  5.77            $  8.21
                                                                    =======            =======            =======
   TOTAL RETURN(1)                                                   (40.90)%           (29.03)%           (38.02)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                        $34,669            $62,505            $55,514
   Ratio of expenses to average net assets                             0.85%/(4)/         0.85%/(4)/         0.85%/(6)/
   Ratio of net investment income (loss) to average net assets        (0.61)/(5)/        (0.66)/(5)/        (0.70)%
   Portfolio turnover rate                                             6.02%             48.65%             27.82%

----------
/(1)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(2)/ Calculated based on average shares outstanding.

/(3)/ Rounds to less than $0.01.

/(4)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2005 and year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.40%, 1.25%, 1.64%, 1.88%, and 1.18%, respectively.

/(5)/ The ratio of net investment gain (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2005 and year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were (0.94)%, 0.07%, (1.28)%, (1.64)% and (0.99)%, respectively.

/(6)/ The Investment Adviser voluntarily agreed to pay the non-affiliated
     Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the year ended December 31, 2000.

/(7)/ Annualized.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

1. ORGANIZATION

E*TRADE Technology Index Fund ("Fund") is a non-diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2005, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Technology Index Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology ("GSTI(TM) Composite") Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, the Fund utilizes an independent pricing service in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)(continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2004, for federal income tax purposes, the Fund had a total capital loss carryforward of $46,198,466, of which $25,106,304, $4,029,927,
$4,341,208, $9,887,414 and $2,833,613 will expire in 2008, 2009, 2010, 2011 and
2012, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2004, the Fund has elected to defer $847,833 of capital losses attributable to post-October losses. Approximately $25,106,304 of capital loss carryforward in the Fund, which will expire in 2008, was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001 and is available to offset future capital gains of the Fund. The losses absorbed by the Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund are limited under IRS regulations.

At June 30, 2005, the cost of investments for federal income tax purposes was $63,776,114. Net unrealized depreciation aggregated $16,809,262, of which $4,341,147 represented gross unrealized appreciation on securities and $21,150,409 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2005 and year ended December 31, 2004 were $8,586 and $13,145, respectively, and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)(continued)

Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.12% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund fails below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective April 29, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.60% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $1,098,869 was eligible for reimbursement as of December 31, 2004.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)(continued)

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2005.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of June 30, 2005:

-------------------------------------------------------------------------
                                               Notional    Net Unrealized
Number of         Futures        Expiration    Contract     Appreciation
Contracts          Index            Date         Value     (Depreciation)
-------------------------------------------------------------------------
    8       Nasdaq 100 Futures    09/16/05    $1,202,400      $(31,012)
-------------------------------------------------------------------------

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $149,448.

7. REPURCHASE AGREEMENTS

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)(continued)

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2005.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2005.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $3,336 and $5,536,805 respectively, for the six months ended June 30, 2005.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or (iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

SEMI-ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Semi-Annual Report for the period ended June 30, 2005.

I hope you will find the Report valuable and informative.

Investors Continued to Find Index Funds Attractive

Despite unsettling world events and some mixed signals about the economy, U.S. economic expansion maintained a steady pace over the past year. Overall inflation subsided, housing activity remained robust, and consumer spending--buoyed by continued growth in disposable personal income--was strong.

Against this background, investors continued to find stock index funds--with their low costs and reputation for keeping pace with the market--an easy way to seek long-term portfolio growth.

Still the Lowest Expense Ratios In the Industry

Investors continue to choose the no-load E*TRADE Index Funds--still the lowest-cost stock index funds in the industry./1/

--------------------------------------------------------------------------------
                                                            Expense    Category
                       Fund Name                           Ratio/1/   Average/2/
--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
Large-cap fund providing a core stock holding that is        0.09%      0.39%
diversified across the 500 companies in the S&P 500
Index
--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
Provides a diversified portfolio of 2,000 small-cap          0.22%      0.75%
U.S. stocks.
--------------------------------------------------------------------------------
E*TRADE International Index Fund
Offers international diversification by investing in         0.09%      0.72%
securities of foreign issuers included in the
MSCI EAFE Free Index.
--------------------------------------------------------------------------------
E*TRADE Technology Index Fund/3/
A specialty fund focused on the technology sector            0.60%       N/A
and the only index fund of its kind.
--------------------------------------------------------------------------------

Investors also took advantage of our free Automatic Investment Plan as an easy way to add to their portfolios over time through regular automatic investments in the Funds/4/. (For more information about automatic investing, visit etrade.com/autoinvest.)

Our Commitment to You Remains Unchanged

We remain committed to providing you with an affordable way to invest in specific asset classes and create a solid diversified portfolio.

Thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs for many years to come.

Sincerely,


/s/ Dennis Webb
-------------------------------
Dennis Webb
President, E*TRADE Funds

SEMI-ANNUAL LETTER TO SHAREHOLDERS

                  PLEASE READ THE IMPORTANT DISCLOSURES BELOW

THIS MATERIAL IS INTENDED FOR CURRENT SHAREHOLDERS WHO HAVE RECEIVED A COPY OF THE APPROPRIATE PROSPECTUS. FOR A CURRENT PROSPECTUS, PLEASE VISIT ETRADEFUNDS.ETRADE.COM OR CALL 1-800-ETRADE-1. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

/1/ Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of July 1, 2005. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.73% for the S&P 500 Index Fund; 1.00% for the Russell 2000 Index Fund; and 2.87% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2006. ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

/2/ Data source: Lipper Inc. (July 1, 2005). The Lipper fund category benchmarks shown are the median total expense ratios of similar retail, no-load and front-end loaded index funds, excluding outliers. The E*TRADE S&P 500 Index Fund was compared to Lipper's S&P 500 Index fund category while the Russell 2000 Index Fund was compared to Small and Mid-Cap Core index funds and the International Index Fund only to International index funds.

/3/ E*TRADE Technology Index Fund is the only fund of its type currently in existence.

/4/. Automatic investment plans do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------
                                              Beginning      Ending       Annualized
                                               Account      Account      Expense Ratio      Expenses Paid
                                                Value        Value       Based on the         During the
                                               01/01/05     06/30/05   Six-Month Period   Six-Month Period*
-----------------------------------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
   Actual                                      $1,000.00   $  991.60         0.09%              $0.44
   Hypothetical (5% return before expenses)    $1,000.00   $1,024.35         0.09%              $0.45
-----------------------------------------------------------------------------------------------------------

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

E*TRADE S&P 500 Index Fund
Schedule of Investments
June 30, 2005 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
AEROSPACE & DEFENSE--2.2%
Boeing Co. (The)                                            16,534   $ 1,091,244
General Dynamics Corp.                                       3,971       434,983
Goodrich Corp.                                               2,372        97,157
Honeywell International, Inc.                               17,069       625,237
L-3 Communications Holdings, Inc.                            2,351       180,040
Lockheed Martin Corp.                                        8,041       521,620
Northrop Grumman Corp.                                       7,179       396,640
Raytheon Co.                                                 8,998       352,002
Rockwell Collins, Inc.                                       3,540       168,787
United Technologies Corp.                                   20,380     1,046,513
                                                                     -----------
                                                                       4,914,223
                                                                     -----------
AIR FREIGHT & LOGISTICS--0.9%
FedEx Corp.                                                  6,039       489,219
Ryder System, Inc.                                           1,292        47,287
United Parcel Service, Inc., Class B                        22,196     1,535,076
                                                                     -----------
                                                                       2,071,582
                                                                     -----------
AIRLINES--0.1%
Delta Air Lines, Inc.(a)                                     2,866        10,776
Southwest Airlines Co.                                      14,705       204,841
                                                                     -----------
                                                                         215,617
                                                                     -----------
AUTO COMPONENTS--0.2%
Cooper Tire & Rubber Co.                                     1,321        24,531
Dana Corp.                                                   2,957        44,385
Delphi Corp.                                                11,216        52,154
Goodyear Tire & Rubber Co. (The)(a)                          3,492        52,031
Johnson Controls, Inc.                                       3,845       216,589
Visteon Corp.(a)                                             2,533        15,274
                                                                     -----------
                                                                         404,964
                                                                     -----------
AUTOMOBILES--0.5%
Ford Motor Co.                                              36,745       376,269
General Motors Corp.                                        11,324       385,015
Harley-Davidson, Inc.                                        5,686       282,026
                                                                     -----------
                                                                       1,043,310
                                                                     -----------
BEVERAGES--2.2%
Anheuser-Busch Cos., Inc.                                   15,542       711,047
Brown-Forman Corp., Class B                                  1,820       110,037
Coca-Cola Co. (The)                                         45,167     1,885,721
Coca-Cola Enterprises, Inc.                                  7,070       155,611
Molson Coors Brewing Co., Class B                            1,576        97,712
Pepsi Bottling Group, Inc. (The)                             3,952       113,067
PepsiCo, Inc.                                               33,392     1,800,831
                                                                     -----------
                                                                       4,874,026
                                                                     -----------
BIOTECHNOLOGY--1.2%

   The accompanying notes are an integral part of these financial statements.

Amgen, Inc.(a)                                              24,653     1,490,521
Applera Corp. - Applied Biosystems Group                     3,918        77,067
Biogen Idec, Inc.(a)                                         6,832       235,362
Chiron Corp.(a)                                              2,937       102,472
Genzyme Corp.(a)                                             5,082       305,377
Gilead Sciences, Inc.(a)                                     9,006       396,174
MedImmune, Inc.(a)                                           4,929       131,703
                                                                     -----------
                                                                       2,738,676
                                                                     -----------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc.                                 3,606       151,164
Masco Corp.                                                  8,671       275,390
                                                                     -----------
                                                                         426,554
                                                                     -----------
CAPITAL MARKETS--2.7%
Bank of New York Co., Inc. (The)                            15,555       447,673
Bear Stearns Cos., Inc. (The)                                2,304       239,478
Charles Schwab Corp. (The)                                  22,761       256,744
E*TRADE Financial Corp.(a)(b)                                7,379       103,232
Federated Investors, Inc., Class B                           1,862        55,879
Franklin Resources, Inc.                                     3,946       303,763
Goldman Sachs Group, Inc. (The)                              8,842       902,061
Janus Capital Group, Inc.                                    4,496        67,620
Lehman Brothers Holdings, Inc.                               5,542       550,210
Mellon Financial Corp.                                       8,493       243,664
Merrill Lynch & Co., Inc.                                   18,912     1,040,349
Morgan Stanley                                              21,829     1,145,367
Northern Trust Corp.                                         4,065       185,323
State Street Corp.                                           6,570       317,003
T. Rowe Price Group, Inc.                                    2,445       153,057
                                                                     -----------
                                                                       6,011,423
                                                                     -----------
CHEMICALS--1.6%
Air Products and Chemicals, Inc.                             4,548       274,244
Dow Chemical Co. (The)                                      19,209       855,376
DuPont (E.I.) de Nemours & Co.                              19,879       854,996
Eastman Chemical Co.                                         1,568        86,475
Ecolab, Inc.                                                 4,355       140,928
Engelhard Corp.                                              2,372        67,721
Great Lakes Chemical Corp.                                   1,029        32,383
Hercules, Inc.(a)                                            2,281        32,276
International Flavors & Fragrances, Inc.                     1,780        64,472
Monsanto Co.                                                 5,378       338,115
PPG Industries, Inc.                                         3,427       215,079
Praxair, Inc.                                                6,481       302,015
Rohm and Haas Co.                                            3,883       179,938
Sigma-Aldrich Corp.                                          1,387        77,727
                                                                     -----------
                                                                       3,521,745
                                                                     -----------
COMMERCIAL BANKS--5.8%
AmSouth Bancorp                                              6,997       181,922
Bank of America Corp.                                       80,206     3,658,195
BB&T Corp.                                                  10,871       434,514
Comerica, Inc. (b)                                           3,393       196,115
Compass Bancshares, Inc.                                     2,500       112,500
Fifth Third Bancorp                                         10,389       428,131
First Horizon National Corp.                                 2,478       104,572
Huntington Bancshares, Inc.                                  4,668       112,686
KeyCorp                                                      8,166       270,703
M&T Bank Corp.                                               1,956       205,693
Marshall & Ilsley Corp.                                      4,242       188,557
National City Corp.                                         11,812       403,025
North Fork Bancorp., Inc.                                    9,528       267,642

   The accompanying notes are an integral part of these financial statements.

PNC Financial Services Group                                 5,610       305,521
Regions Financial Corp.                                      9,209       312,001
SunTrust Banks, Inc.                                         6,759       488,270
Synovus Financial Corp.                                      6,184       177,295
U.S. Bancorp                                                36,599     1,068,691
Wachovia Corp.                                              31,494     1,562,102
Wells Fargo & Co.                                           33,635     2,071,243
Zions Bancorp                                                1,824       134,119
                                                                     -----------
                                                                      12,683,497
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Allied Waste Industries, Inc.(a)                             5,379        42,655
Apollo Group, Inc., Class A(a)                               3,309       258,830
Avery Dennison Corp.                                         1,981       104,914
Cendant Corp.                                               21,022       470,261
Cintas Corp.                                                 3,036       117,190
Equifax, Inc.                                                2,559        91,382
H&R Block, Inc.                                              3,340       194,889
Monster Worldwide, Inc.(a)                                   2,407        69,033
Pitney Bowes, Inc.                                           4,631       201,680
R.R. Donnelley & Sons Co.                                    4,269       147,323
Robert Half International, Inc.                              3,138        78,356
Waste Management, Inc.                                      11,308       320,469
                                                                     -----------
                                                                       2,096,982
                                                                     -----------
COMMUNICATIONS EQUIPMENT--2.6%
Andrew Corp.(a)                                              3,219        41,074
Avaya, Inc.(a)                                               9,530        79,290
Ciena Corp.(a)                                              11,541        24,121
Cisco Systems, Inc.(a)                                     127,581     2,438,072
Comverse Technology, Inc.(a)                                 3,960        93,654
Corning, Inc.(a)                                            28,893       480,202
JDS Uniphase Corp.(a)                                       28,917        43,954
Lucent Technologies, Inc.(a)                                88,445       257,375
Motorola, Inc.                                              48,954       893,900
QUALCOMM, Inc.                                              32,594     1,075,928
Scientific-Atlanta, Inc.                                     3,072       102,205
Tellabs, Inc.(a)                                             8,991        78,222
                                                                     -----------
                                                                       5,607,997
                                                                     -----------
COMPUTERS & PERIPHERALS--3.5%
Apple Computer, Inc.(a)                                     16,412       604,126
Dell, Inc.(a)                                               48,335     1,909,716
EMC Corp.(a)                                                47,969       657,655
Gateway, Inc.(a)                                             5,923        19,546
Hewlett-Packard Co.                                         57,624     1,354,740
International Business Machines Corp.                       32,240     2,392,209
Lexmark International, Inc.(a)                               2,503       162,269
NCR Corp.(a)                                                 3,682       129,312
Network Appliance, Inc.(a)                                   7,286       205,975
QLogic Corp.(a)                                              1,778        54,887
Sun Microsystems, Inc.(a)                                   68,013       253,688
                                                                     -----------
                                                                       7,744,123
                                                                     -----------
CONSTRUCTION & ENGINEERING--0.0%
Fluor Corp.                                                  1,722        99,170
                                                                     -----------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                         2,073       134,724
                                                                     -----------
CONSUMER FINANCE--1.3%
American Express Co.                                        23,411     1,246,167
Capital One Financial Corp.                                  5,051       404,131

   The accompanying notes are an integral part of these financial statements.

MBNA Corp.                                                  25,306       662,005
Providian Financial Corp.(a)                                 5,830       102,783
SLM Corp.                                                    8,341       423,723
                                                                     -----------
                                                                       2,838,809
                                                                     -----------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                   2,219        79,795
Bemis Co., Inc.                                              2,127        56,451
Pactiv Corp.(a)                                              2,975        64,201
Sealed Air Corp.(a)                                          1,659        82,602
Temple-Inland, Inc.                                          2,482        92,205
                                                                     -----------
                                                                         375,254
                                                                     -----------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                            3,476       142,829
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES--3.6%
CIT Group, Inc.                                              4,201       180,517
Citigroup, Inc.                                            103,823     4,799,737
JP Morgan Chase & Co.                                       70,200     2,479,464
Moody's Corp.                                                5,534       248,809
Principal Financial Group, Inc.                              5,851       245,157
                                                                     -----------
                                                                       7,953,684
                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
Alltel Corp.                                                 6,558       408,432
AT&T Corp.                                                  15,968       304,031
BellSouth Corp.                                             36,533       970,682
CenturyTel, Inc.                                             2,596        89,899
Citizens Communications Co.                                  6,777        91,083
Qwest Communications International, Inc.(a)                 33,396       123,899
SBC Communications, Inc.                                    65,921     1,565,624
Sprint Corp. (FON Group)                                    29,543       741,234
Verizon Communications, Inc.                                55,221     1,907,885
                                                                     -----------
                                                                       6,202,769
                                                                     -----------
ELECTRIC UTILITIES--2.3%
Allegheny Energy Inc.(a)                                     3,276        82,621
Ameren Corp.                                                 4,042       223,523
American Electric Power Co., Inc.                            7,647       281,945
CenterPoint Energy, Inc.                                     5,824        76,935
Cinergy Corp.                                                3,989       178,787
Consolidated Edison, Inc.                                    4,821       225,816
DTE Energy Co.                                               3,508       164,069
Edison International                                         6,479       262,723
Entergy Corp.                                                4,252       321,239
Exelon Corp.                                                13,360       685,770
FirstEnergy Corp.                                            6,576       316,371
FPL Group, Inc.                                              7,798       327,984
PG&E Corp.(a)                                                7,358       276,219
Pinnacle West Capital Corp.                                  1,940        86,233
PPL Corp.                                                    3,817       226,653
Progress Energy, Inc.                                        4,947       223,802
Southern Co. (The)                                          14,826       514,017
TECO Energy, Inc.                                            4,151        78,495
TXU Corp.                                                    4,801       398,915
Xcel Energy, Inc.                                            7,994       156,043
                                                                     -----------
                                                                       5,108,160
                                                                     -----------
ELECTRICAL EQUIPMENT--0.4%
American Power Conversion Corp.                              3,667        86,505
Cooper Industries, Ltd.                                      1,857       118,662

   The accompanying notes are an integral part of these financial statements.

Emerson Electric Co.                                         8,272       518,075
Rockwell Automation, Inc.                                    3,517       171,313
                                                                     -----------
                                                                         894,555
                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc.(a)                                8,609       198,179
Jabil Circuit, Inc.(a)                                       3,687       113,302
Molex, Inc.                                                  3,395        88,406
Sanmina-SCI Corp.(a)                                        10,488        57,369
Solectron Corp.(a)                                          19,353        73,348
Symbol Technologies, Inc.                                    4,889        48,254
Tektronix, Inc.                                              1,767        41,118
                                                                     -----------
                                                                         619,976
                                                                     -----------
ENERGY EQUIPMENT & SERVICES--1.3%
Baker Hughes, Inc.                                           6,795       347,632
BJ Services Co.                                              3,281       172,187
Halliburton Co.                                             10,070       481,547
Nabors Industries, Ltd.(a)                                   3,002       181,981
National-Oilwell Varco, Inc.(a)                              3,400       161,636
Noble Corp.(a)                                               2,676       164,601
Rowan Cos., Inc.(a)                                          2,179        64,738
Schlumberger, Ltd.                                          11,800       896,092
Transocean Forex, Inc.(a)                                    6,504       351,021
                                                                     -----------
                                                                       2,821,435
                                                                     -----------
FOOD & STAPLES RETAILING--2.8%
Albertson's, Inc.                                            7,400       153,032
Costco Wholesale Corp.                                       9,523       426,821
CVS Corp.                                                   16,182       470,411
Kroger Co. (The)(a)                                         14,511       276,144
Safeway, Inc.(a)                                             8,933       201,796
Supervalu, Inc.                                              2,675        87,232
Sysco Corp.                                                 12,635       457,261
Wal-Mart Stores, Inc.                                       66,756     3,217,639
Walgreen Co.                                                20,439       939,990
                                                                     -----------
                                                                       6,230,326
                                                                     -----------
FOOD PRODUCTS--1.2%
Archer-Daniels-Midland Co.                                  12,485       266,929
Campbell Soup Co.                                            6,443       198,251
ConAgra Foods, Inc.                                         10,325       239,127
General Mills, Inc.                                          7,369       344,795
H.J. Heinz Co.                                               6,999       247,905
Hershey Foods Corp.                                          4,370       271,377
Kellogg Co.                                                  7,011       311,569
McCormick & Co., Inc.                                        2,746        89,739
Sara Lee Corp.                                              15,747       311,948
Wm. Wrigley Jr. Co.                                          3,920       269,853
                                                                     -----------
                                                                       2,551,493
                                                                     -----------
GAS UTILITIES--0.2%
KeySpan Corp.                                                3,409       138,746
NICOR, Inc.                                                    851        35,036
NiSource, Inc.                                               5,387       133,221
Peoples Energy Corp.                                           759        32,986
                                                                     -----------
                                                                         339,989
                                                                     -----------
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Bausch & Lomb, Inc.                                          1,064        88,312
Baxter International, Inc.                                  12,427       461,042

   The accompanying notes are an integral part of these financial statements.

Becton, Dickinson & Co.                                      5,081       266,600
Biomet, Inc.                                                 5,011       173,581
Boston Scientific Corp.(a)                                  14,916       402,732
C.R. Bard, Inc.                                              2,100       139,671
Fisher Scientific International, Inc.(a)                     2,355       152,840
Guidant Corp.                                                6,461       434,825
Hospira, Inc.(a)                                             3,195       124,605
Medtronic, Inc.                                             24,136     1,250,002
Millipore Corp.(a)                                           1,009        57,241
PerkinElmer, Inc.                                            2,583        48,819
St. Jude Medical, Inc.(a)                                    7,203       314,123
Stryker Corp.(a)                                             7,484       355,939
Thermo Electron Corp.(a)                                     3,233        86,871
Waters Corp.(a)                                              2,338        86,903
Zimmer Holdings, Inc.(a)                                     4,950       377,042
                                                                     -----------
                                                                       4,821,148
                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Aetna, Inc.                                                  5,748       476,049
AmerisourceBergen Corp.                                      2,101       145,284
Cardinal Health, Inc.                                        8,583       494,210
Caremark Rx, Inc.(a)                                         9,023       401,704
CIGNA Corp.                                                  2,653       283,951
Express Scripts, Inc., Class A(a)                            2,880       143,942
HCA, Inc.                                                    8,321       471,551
Health Management Associates, Inc., Class A                  4,901       128,308
Humana, Inc.(a)                                              3,222       128,042
IMS Health, Inc.                                             4,498       111,415
Laboratory Corp. of America Holdings(a)                      2,666       133,033
Manor Care, Inc.                                             1,717        68,216
McKesson Corp.                                               5,937       265,918
Medco Health Solutions, Inc.(a)                              5,490       292,946
Quest Diagnostics, Inc.                                      3,636       193,690
Tenet Healthcare Corp.(a)                                    9,316       114,028
UnitedHealth Group, Inc.                                    25,294     1,318,830
Wellpoint, Inc.(a)                                          12,256       853,509
                                                                     -----------
                                                                       6,024,626
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                              10,482       571,793
Darden Restaurants, Inc.                                     2,859        94,290
Harrah's Entertainment, Inc.                                 3,576       257,722
Hilton Hotels Corp.                                          7,629       181,952
International Game Technology                                6,817       191,899
Marriott International, Inc., Class A                        3,913       266,945
McDonald's Corp.                                            25,332       702,962
Starbucks Corp.(a)                                           7,799       402,896
Starwood Hotels & Resorts Worldwide, Inc.                    4,321       253,081
Wendy's International, Inc.                                  2,324       110,739
Yum! Brands, Inc.                                            5,770       300,502
                                                                     -----------
                                                                       3,334,781
                                                                     -----------
HOUSEHOLD DURABLES--0.6%
Black & Decker Corp. (The)                                   1,575       141,514
Centex Corp.                                                 2,551       180,279
Fortune Brands, Inc.                                         2,920       259,296
KB Home                                                      1,678       127,914
Leggett & Platt, Inc.                                        3,812       101,323
Maytag Corp.                                                 1,578        24,711
Newell Rubbermaid                                            5,533       131,907
Pulte Homes, Inc.                                            2,344       197,482
Snap-On, Inc.                                                1,126        38,622
Stanley Works (The)                                          1,466        66,762
Whirlpool Corp.                                              1,359        95,279

   The accompanying notes are an integral part of these financial statements.

                                                                     -----------
                                                                       1,365,089
                                                                     -----------
HOUSEHOLD PRODUCTS--1.8%
Clorox Co. (The)                                             3,084       171,840
Colgate-Palmolive Co.                                       10,436       520,861
Kimberly-Clark Corp.                                         9,541       597,171
Procter & Gamble Co. (The)                                  49,351     2,603,266
                                                                     -----------
                                                                       3,893,138
                                                                     -----------
INDUSTRIAL CONGLOMERATES--4.5%
3M Co.                                                      15,406     1,113,854
General Electric Co.                                       211,626     7,332,840
Textron, Inc.                                                2,696       204,492
Tyco International, Ltd.                                    40,324     1,177,461
                                                                     -----------
                                                                       9,828,647
                                                                     -----------
INSURANCE--4.3%
ACE, Ltd.                                                    5,785       259,457
AFLAC, Inc.                                                 10,033       434,228
Allstate Corp. (The)                                        13,310       795,273
Ambac Financial Group, Inc.                                  2,137       149,077
American International Group, Inc.                          51,773     3,008,011
Aon Corp.                                                    6,314       158,103
Chubb Corp. (The)                                            3,849       329,513
Cincinnati Financial Corp.                                   3,276       129,599
Hartford Financial Services Group, Inc. (The)                5,941       444,268
Jefferson-Pilot Corp.                                        2,674       134,823
Lincoln National Corp.                                       3,422       160,560
Loews Corp.                                                  3,221       249,628
Marsh & McLennan Cos., Inc.                                 10,666       295,448
MBIA, Inc.                                                   2,713       160,908
MetLife, Inc.                                               14,618       656,933
Progressive Corp. (The)                                      4,012       396,426
Prudential Financial, Inc.                                  10,423       684,374
SAFECO Corp.                                                 2,527       137,317
St. Paul Travelers Cos., Inc. (The)                         13,471       532,509
Torchmark Corp.                                              2,030       105,966
UnumProvident Corp.                                          5,903       108,143
XL Capital Ltd., Class A                                     2,813       209,343
                                                                     -----------
                                                                       9,539,907
                                                                     -----------
INTERNET & CATALOG RETAIL--0.4%
eBay, Inc.(a)                                               24,196       798,710
                                                                     -----------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo!, Inc.(a)                                             26,188       907,414
                                                                     -----------
IT SERVICES--1.1%
Affiliated Computer Services, Inc., Class A(a)               2,561       130,867
Automatic Data Processing, Inc.                             11,684       490,377
Computer Sciences Corp.(a)                                   3,647       159,374
Convergys Corp.(a)                                           2,795        39,745
Electronic Data Systems Corp.                               10,319       198,641
First Data Corp.                                            15,554       624,339
Fiserv, Inc.(a)                                              3,824       164,241
Paychex, Inc.                                                7,115       231,522
Sabre Holdings Corp.                                         2,592        51,710
SunGard Data Systems, Inc.(a)                                5,772       203,001
Unisys Corp.(a)                                              6,719        42,531
                                                                     -----------
                                                                       2,336,348
                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS--0.2%

   The accompanying notes are an integral part of these financial statements.

Brunswick Corp.                                              1,931        83,651
Eastman Kodak Co.                                            5,691       152,803
Hasbro, Inc.                                                 3,372        70,104
Mattel, Inc.                                                 8,189       149,859
                                                                     -----------
                                                                         456,417
                                                                     -----------
MACHINERY--1.4%
Caterpillar, Inc.                                            6,817       649,728
Cummins, Inc.                                                  822        61,329
Danaher Corp.                                                5,533       289,597
Deere & Co.                                                  4,904       321,163
Dover Corp.                                                  4,037       146,866
Eaton Corp.                                                  2,980       178,502
Illinois Tool Works, Inc.                                    5,452       434,415
Ingersoll-Rand Co., Ltd., Class A                            3,345       238,666
ITT Industries, Inc.                                         1,857       181,299
Navistar International Corp.(a)                              1,355        43,360
PACCAR, Inc.                                                 3,436       233,648
Pall Corp.                                                   2,452        74,443
Parker-Hannifin Corp.                                        2,381       147,646
                                                                     -----------
                                                                       3,000,662
                                                                     -----------
MEDIA--3.6%
Clear Channel Communications, Inc.                          10,186       315,053
Comcast Corp., Class A(a)                                   43,977     1,350,094
Dow Jones & Co., Inc.                                        1,422        50,410
Gannett Co., Inc.                                            4,976       353,943
Interpublic Group of Cos., Inc. (The)(a)                     8,412       102,458
Knight-Ridder, Inc.                                          1,508        92,501
McGraw-Hill Cos., Inc. (The)                                 7,484       331,167
Meredith Corp.                                                 923        45,282
New York Times Co. (The), Class A                            2,874        89,525
News Corp., Inc., Class A(a)                                57,539       930,981
Omnicom Group, Inc.                                          3,677       293,645
Time Warner, Inc.(a)                                        93,538     1,563,020
Tribune Co.                                                  5,980       210,376
Univision Communications, Inc., Class A(a)                   5,780       159,239
Viacom, Inc., Class B                                       32,152     1,029,507
Walt Disney Co. (The)                                       40,710     1,025,078
                                                                     -----------
                                                                       7,942,279
                                                                     -----------
METALS & MINING--0.6%
Alcoa, Inc.                                                 17,406       454,818
Allegheny Technologies, Inc.                                 1,812        39,973
Freeport-McMoRan Copper & Gold, Inc., Class B                3,611       135,196
Newmont Mining Corp.                                         8,915       347,952
Nucor Corp.                                                  3,158       144,068
Phelps Dodge Corp.                                           1,917       177,323
United States Steel Corp.                                    2,294        78,845
                                                                     -----------
                                                                       1,378,175
                                                                     -----------
MULTI-LINE RETAIL--1.3%
Big Lots, Inc.(a)                                            2,258        29,896
Dillard's Inc., Class A                                      1,453        34,029
Dollar General Corp.                                         5,975       121,651
Family Dollar Stores, Inc.                                   3,352        87,487
Federated Department Stores, Inc.                            3,420       250,618
J.C. Penney Co., Inc. (Holding Co.)                          5,274       277,307
Kohl's Corp.(a)                                              6,552       366,322
May Department Stores Co. (The)                              6,015       241,562
Nordstrom, Inc.                                              2,501       169,993
Sears Holdings Corp. (a)                                     2,037       305,285
Target Corp.                                                17,606       957,943

   The accompanying notes are an integral part of these financial statements.

                                                                     -----------
                                                                       2,842,093
                                                                     -----------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
AES Corp. (The)(a)                                          13,065       214,005
Calpine Corp.(a)                                            10,753        36,560
CMS Energy Corp.(a)                                          4,323        65,104
Constellation Energy Group, Inc.                             3,591       207,165
Dominion Resources, Inc.                                     6,751       495,456
Duke Energy Corp.                                           18,538       551,135
Dynegy, Inc., Class A(a)                                     6,664        32,387
Public Service Enterprise Group, Inc.                        4,739       288,226
Sempra Energy                                                4,817       198,990
                                                                     -----------
                                                                       2,089,028
                                                                     -----------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(a)                                              19,120       263,665
                                                                     -----------
OIL & GAS--7.4%
Amerada Hess Corp.                                           1,725       183,730
Anadarko Petroleum Corp.                                     4,724       388,077
Apache Corp.                                                 6,554       423,388
Ashland, Inc.                                                1,356        97,456
Burlington Resources, Inc.                                   7,731       427,060
ChevronTexaco Corp.                                         41,871     2,341,426
ConocoPhillips                                              27,834     1,600,177
Devon Energy Corp.                                           9,417       477,254
El Paso Corp.                                               12,829       147,790
EOG Resources, Inc.                                          4,778       271,390
Exxon Mobil Corp.                                          127,055     7,301,851
Kerr-McGee Corp.                                             2,330       177,802
Kinder Morgan, Inc.                                          2,141       178,131
Marathon Oil Corp.                                           6,904       368,466
Occidental Petroleum Corp.                                   7,993       614,901
Sunoco, Inc.                                                 1,360       154,605
Unocal Corp.                                                 5,435       353,547
Valero Energy Corp.                                          5,122       405,201
Williams Cos., Inc. (The)                                   11,401       216,619
XTO Energy, Inc.                                             7,200       244,728
                                                                     -----------
                                                                      16,373,599
                                                                     -----------
PAPER & FOREST PRODUCTS--0.4%
Georgia-Pacific Group                                        5,176       164,597
International Paper Co.                                      9,808       296,300
Louisiana-Pacific Corp.                                      2,211        54,346
MeadWestvaco Corp.                                           3,720       104,309
Weyerhaeuser Co.                                             4,855       309,020
                                                                     -----------
                                                                         928,572
                                                                     -----------
PERSONAL PRODUCTS--0.7%
Alberto-Culver Co., Class B                                  1,750        75,828
Avon Products, Inc.                                          9,412       356,244
Gillette Co. (The)                                          19,870     1,006,018
                                                                     -----------
                                                                       1,438,090
                                                                     -----------
PHARMACEUTICALS--7.1%
Abbott Laboratories                                         30,967     1,517,693
Allergan, Inc.                                               2,636       224,693
Bristol-Myers Squibb Co.                                    38,985       973,845
Eli Lilly & Co.                                             22,563     1,256,985
Forest Laboratories, Inc.(a)                                 6,773       263,131
Johnson & Johnson                                           59,370     3,859,049

   The accompanying notes are an integral part of these financial statements.

King Pharmaceuticals, Inc.(a)                                4,819        50,214
Merck & Co., Inc.                                           43,929     1,353,013
Mylan Laboratories, Inc.                                     5,328       102,511
Pfizer, Inc.                                               148,401     4,092,899
Schering-Plough Corp.                                       29,408       560,516
Watson Pharmaceuticals, Inc.(a)                              2,248        66,451
Wyeth                                                       26,671     1,186,860
                                                                     -----------
                                                                      15,507,860
                                                                     -----------
REAL ESTATE--0.6%
Apartment Investment & Management Co., Class A               1,877        76,807
Archstone-Smith Trust                                        4,000       154,480
Equity Office Properties Trust                               8,102       268,176
Equity Residential                                           5,727       210,868
Plum Creek Timber Co., Inc.                                  3,695       134,129
Prologis                                                     3,744       150,659
Simon Property Group, Inc.                                   4,419       320,333
                                                                     -----------
                                                                       1,315,452
                                                                     -----------
ROAD & RAIL--0.5%
Burlington Northern Santa Fe Corp.                           7,467       351,547
CSX Corp.                                                    4,278       182,499
Norfolk Southern Corp.                                       8,086       250,343
Union Pacific Corp.                                          5,289       342,727
                                                                     -----------
                                                                       1,127,116
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Advanced Micro Devices, Inc.(a)                              7,844       136,015
Altera Corp.(a)                                              7,387       146,410
Analog Devices, Inc.                                         7,384       275,497
Applied Materials, Inc.(a)                                  32,782       530,413
Applied Micro Circuits Corp.(a)                              6,109        15,639
Broadcom Corp., Class A(a)                                   5,829       206,988
Freescale Semiconductor, Inc.(a)                             8,010       169,652
Intel Corp.                                                123,184     3,210,174
KLA-Tencor Corp.(a)                                          3,887       169,862
Linear Technology Corp.                                      6,117       224,433
LSI Logic Corp.(a)                                           7,740        65,713
Maxim Integrated Products, Inc.                              6,566       250,887
Micron Technology, Inc.(a)                                  12,232       124,889
National Semiconductor Corp.                                 6,995       154,100
Novellus Systems, Inc.(a)                                    2,790        68,941
NVIDIA Corp.(a)                                              3,394        90,688
PMC-Sierra, Inc.(a)                                          3,632        33,887
Teradyne, Inc.(a)                                            3,863        46,240
Texas Instruments, Inc.                                     33,177       931,277
Xilinx, Inc.                                                 6,970       177,735
                                                                     -----------
                                                                       7,029,440
                                                                     -----------
SOFTWARE--3.8%
Adobe Systems, Inc.                                          9,744       278,873
Autodesk, Inc.                                               4,610       158,446
BMC Software, Inc.(a)                                        4,455        79,967
Citrix Systems, Inc.(a)                                      3,368        72,951
Computer Associates International, Inc.                     10,648       292,607
Compuware Corp.(a)                                           7,781        55,945
Electronic Arts, Inc.(a)                                     6,089       344,698
Intuit, Inc.(a)                                              3,664       165,283
Mercury Interactive Corp.(a)                                 1,679        64,406
Microsoft Corp.                                            200,552     4,981,713
Novell, Inc.(a)                                              7,646        47,405
Oracle Corp.(a)                                             88,223     1,164,544
Parametric Technology Corp.(a)                               5,416        34,554

   The accompanying notes are an integral part of these financial statements.

Siebel Systems, Inc.(a)                                     10,285        91,537
Symantec Corp.(a)                                           14,151       307,643
Veritas Software Corp.(a)                                    8,531       208,156
                                                                     -----------
                                                                       8,348,728
                                                                     -----------
SPECIALTY RETAIL--2.3%
AutoNation, Inc.(a)                                          4,444        91,191
AutoZone, Inc.(a)                                            1,318       121,862
Bed Bath & Beyond, Inc.(a)                                   5,904       246,669
Best Buy Co., Inc.                                           5,938       407,050
Circuit City Stores, Inc.                                    3,801        65,719
Gap, Inc. (The)                                             15,169       299,588
Home Depot, Inc. (The)                                      42,837     1,666,360
Limited Brands, Inc.                                         7,579       162,342
Lowe's Cos., Inc.                                           15,409       897,112
Office Depot, Inc.(a)                                        6,277       143,367
OfficeMax, Inc.                                              1,439        42,839
RadioShack Corp.                                             3,073        71,201
Sherwin-Williams Co. (The)                                   2,530       119,138
Staples, Inc.                                               14,657       312,487
Tiffany & Co.                                                2,820        92,383
TJX Cos., Inc. (The)                                         9,389       228,622
Toys "R" Us, Inc.(a)                                         4,468       118,313
                                                                     -----------
                                                                       5,086,243
                                                                     -----------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc.(a)                                               7,480       251,104
Jones Apparel Group, Inc.                                    2,387        74,092
Liz Claiborne, Inc.                                          2,160        85,882
NIKE, Inc., Class B                                          4,606       398,879
Reebok International, Ltd.                                   1,141        47,728
V.F. Corp.                                                   1,949       111,522
                                                                     -----------
                                                                         969,207
                                                                     -----------
THRIFTS & MORTGAGE FINANCE--1.7%
Countrywide Financial Corp.                                 11,710       452,123
Federal Home Loan Mortgage Corp.                            13,807       900,631
Federal National Mortgage Corp.                             19,295     1,126,828
Golden West Financial Corp.                                  5,618       361,687
MGIC Investment Corp.                                        1,837       119,809
Sovereign Bancorp, Inc.                                      7,230       161,518
Washington Mutual, Inc.                                     17,541       713,743
                                                                     -----------
                                                                       3,836,339
                                                                     -----------
TOBACCO--1.4%
Altria Group, Inc.                                          41,324     2,672,009
Reynolds American, Inc.                                      2,287       180,216
UST, Inc.                                                    3,286       150,039
                                                                     -----------
                                                                       3,002,264
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS--0.0%
W.W. Grainger, Inc.                                          1,643        90,020

WIRELESS TELECOMMUNICATION SERVICES--0.4%
ADC Telecommunications, Inc. (a)                             2,319        50,485
Nextel Communications, Inc., Class A(a)                     22,501       727,007
                                                                     -----------
                                                                         777,492
                                                                     -----------
TOTAL COMMON STOCKS (Cost $207,624,331)                              217,320,441
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

                                                       Principal
                                                          Amount
                                                      ----------
SHORT-TERM INVESTMENTS--1.4%
The Bank of New York Cash Reserve                     $2,317,782      2,317,782
U.S. Treasury Bill 2.71% (1), 8/18/05 (2)                750,000        747,241
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,065,023)                        3,065,023
                                                                   ------------
TOTAL INVESTMENTS (Cost $210,689,354)--100.3%                       220,385,464
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.3%)                          (680,760)
                                                                   ------------
NET ASSETS--100.0%                                                 $219,704,704
                                                                   ============

(a)  Represents non-income producing security.
(b)  Affiliated issuers.
(1)  Yield to maturity.
(2)  See Note 6 regarding futures contracts.

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
Representation of Investments
June 30, 2005 (Unaudited)
                                                                      % of Total
Industry                                                   Value      Net Assets
--------------------------------------------------------------------------------
OIL & GAS                                              $ 16,373,599       7.4%
PHARMACEUTICALS                                          15,507,860       7.1%
COMMERCIAL BANKS                                         12,683,497       5.8%
INDUSTRIAL CONGLOMERATES                                  9,828,647       4.5%
INSURANCE                                                 9,539,907       4.3%
SOFTWARE                                                  8,348,728       3.8%
DIVERSIFIED FINANCIAL SERVICES                            7,953,684       3.6%
MEDIA                                                     7,942,279       3.6%
COMPUTERS & PERIPHERALS                                   7,744,123       3.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                  7,029,440       3.2%
DIVERSIFIED TELECOMMUNICATION SERVICES                    6,202,769       2.8%
FOOD & STAPLES RETAILING                                  6,230,326       2.8%
CAPITAL MARKETS                                           6,011,423       2.7%
HEALTH CARE PROVIDERS & SERVICES                          6,024,626       2.7%
COMMUNICATIONS EQUIPMENT                                  5,607,997       2.6%
ELECTRIC UTILITIES                                        5,108,160       2.3%
SPECIALTY RETAIL                                          5,086,243       2.3%
AEROSPACE & DEFENSE                                       4,914,223       2.2%
BEVERAGES                                                 4,874,026       2.2%
HEALTH CARE EQUIPMENT & SUPPLIES                          4,821,148       2.2%
HOUSEHOLD PRODUCTS                                        3,893,138       1.8%
THRIFTS & MORTGAGE FINANCE                                3,836,339       1.7%
CHEMICALS                                                 3,521,745       1.6%
HOTELS, RESTAURANTS & LEISURE                             3,334,781       1.5%
MACHINERY                                                 3,000,662       1.4%
TOBACCO                                                   3,002,264       1.4%
CONSUMER FINANCE                                          2,838,809       1.3%
ENERGY EQUIPMENT & SERVICES                               2,821,435       1.3%
MULTILINE RETAIL                                          2,842,093       1.3%
BIOTECHNOLOGY                                             2,738,676       1.2%
FOOD PRODUCTS                                             2,551,493       1.2%
IT SERVICES                                               2,336,348       1.1%
COMMERICAL SERVICES & SUPPLIES                            2,096,982       1.0%
MULTI-UTILITIES & UNREGULATED POWER                       2,089,028       1.0%
AIR FREIGHT & LOGISTICS                                   2,071,582       0.9%
PERSONAL PRODUCTS                                         1,438,090       0.7%
HOUSEHOLD DURABLES                                        1,365,089       0.6%
METALS & MINING                                           1,378,175       0.6%
REAL ESTATE                                               1,315,452       0.6%
AUTOMOBILES                                               1,043,310       0.5%
ROAD & RAIL                                               1,127,116       0.5%
ELECTRICAL EQUIPMENT                                        894,555       0.4%
INTERNET & CATALOG RETAIL                                   798,710       0.4%
INTERNET SOFTWARE & SERVICES                                907,414       0.4%
PAPER & FOREST PRODUCTS                                     928,572       0.4%
TEXTILES, APPAREL & LUXURY GOODS                            969,207       0.4%
WIRELESS TELECOMMUNICATION SERVICES                         777,492       0.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS                          619,976       0.3%
AUTO COMPONENTS                                             404,964       0.2%
BUILDING PRODUCTS                                           426,554       0.2%
CONTAINERS & PACKAGING                                      375,254       0.2%
GAS UTILITIES                                               339,989       0.2%
LEISURE EQUIPMENT & PRODUCTS                                456,417       0.2%
AIRLINES                                                    215,617       0.1%
CONSTRUCTION MATERIALS                                      134,724       0.1%
DISTRIBUTORS                                                142,829       0.1%
OFFICE ELECTRONICS                                          263,665       0.1%
CONSTRUCTION & ENGINEERING                                   99,170       0.0%
TRADING COMPANIES & DISTRIBUTORS                             90,020       0.0%
S/T INVESTMENTS & LIAB IN EXCESS OF OTHER ASSETS          2,384,263       1.1%
                                                       ------------     -----
TOTAL NET ASSETS                                       $219,704,704     100.0%
                                                       ============     =====

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments in securities at market value: (Note 2)
   Unaffiliated issuers (Cost: $210,404,957)                       $220,086,117
   Affiliated issuers (Cost: $284,397) (Note 9)                         299,347
Receivable for fund shares purchased                                    161,050
Dividends and interest receivable                                       261,674
Due from E*TRADE Asset Management, Inc. (Note 3)                        133,860
                                                                   ------------
   TOTAL ASSETS                                                     220,942,048
                                                                   ------------
LIABILITIES
Distribution payable                                                    912,812
Payable for fund shares redeemed                                        111,392
Variation margin payable (Note 6)                                        20,350
Accrued administration fee (Note 3)                                      27,292
Accrued advisory fee (Note 3)                                            12,736
Accrued shareholder servicing fees (Note 3)                              45,487
Accrued other expenses                                                  107,275
                                                                   ------------
   TOTAL LIABILITIES                                                  1,237,344
                                                                   ------------
TOTAL NET ASSETS                                                   $219,704,704
                                                                   ============
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par                              $    232,589
Paid-in capital, in excess of par                                   217,285,814
Undistributed net investment Income                                      13,154
Accumulated net realized gain (loss) on investments and future
   contracts                                                         (7,479,766)
Net unrealized appreciation (depreciation) of investments and
   futures contracts                                                  9,652,913
                                                                   ------------
TOTAL NET ASSETS                                                   $219,704,704
                                                                   ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)           23,258,907
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE     $       9.45
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends
      Unaffiliated issuers                                          $ 1,843,861
      Affiliated issuers (Note 9)                                         3,206
   Interest                                                              36,089
                                                                    -----------
      TOTAL INVESTMENT INCOME                                         1,883,156
                                                                    -----------
EXPENSES (NOTE 3):
   Advisory fee                                                          72,899
   Administration fee                                                   156,212
   Shareholder servicing fees                                           260,354
   Transfer and dividend disbursing agent                               101,024
   Legal services                                                        69,876
   Custodian fee                                                         56,837
   Trustee fees                                                          50,137
   Registration fees                                                     22,540
   Audit and tax services                                                12,958
   Insurance                                                              2,829
   Printing                                                               2,759
   Other expenses                                                         7,010
                                                                    -----------
      TOTAL EXPENSES BEFORE WAIVER                                      815,435
   Waived fees and reimbursed expenses (Note 3)                        (721,713)
                                                                    -----------
   NET EXPENSES                                                          93,722
                                                                    -----------
NET INVESTMENT INCOME                                                 1,789,434
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES CONTRACTS
Net realized gain (loss) on:
   Sale of investments                                                 (167,116)
   Futures contracts                                                    245,917
Net change in unrealized appreciation (depreciation) of:
   Investments                                                       (3,307,444)
   Futures contracts                                                    (80,404)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTACTS                                                 (3,309,047)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(1,519,613)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                               For the Six
                                               Months Ended
                                              June 30, 2005   For the Year Ended
                                               (Unaudited)     December 31, 2004
                                              -------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                          $  1,789,434      $  2,995,012
Net realized gain (loss) on sale of
   investments and futures contracts                 78,801           233,937
Net change in unrealized appreciation
   (depreciation) of investments and
   futures contracts                             (3,387,848)       14,731,932
                                               ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     (1,519,613)       17,960,881
                                               ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income         (1,788,849)       (3,021,691)
                                               ------------      ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                 46,494,329        88,430,842
Value of shares issued in reinvestment of
   dividends and distributions                      820,271         2,826,794
Cost of shares redeemed                         (23,294,995)      (37,218,494)
                                               ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF COMMON STOCK        24,019,605        54,039,142
                                               ------------      ------------
REDEMPTION FEES (Note 2)                             29,061            43,830
                                               ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS            20,740,204        69,022,162
   NET ASSETS:
BEGINNING OF PERIOD                             198,964,500       129,942,338
                                               ------------      ------------
END OF PERIOD*                                 $219,704,704      $198,964,500
                                               ============      ============
SHARE TRANSACTIONS:
Number of shares sold                             4,939,519         9,834,669
Number of shares reinvested                          88,201           306,452
Number of shares redeemed                        (2,476,009)       (4,135,993)
                                               ------------      ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING                                    2,551,711         6,005,128
                                               ============      ============

* Includes undistributed net investment income of $13,154 and $12,569 for the periods ended June 30, 2005 and December 31, 2004, respectively.

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout each Period

                                                                Six Months Ended          Year Ended            Year Ended
                                                           June 30, 2005 (Unaudited)  December 31, 2004  December 31, 2003 /(6)/
                                                           -------------------------  -----------------  -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   9.61                 $   8.84             $    6.99
                                                               --------                 --------             ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.08 /(3)/               0.17/(3)/             0.10/(3)/
   Net realized and unrealized gain (loss) on investments         (0.16)                    0.76                  1.85
                                                               --------                 --------             ---------
   TOTAL FROM INVESTMENT OPERATIONS                               (0.08)                    0.93                  1.95
                                                               --------                 --------             ---------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                       (0.08)                   (0.16)                (0.10)
   Distributions from net realized gains                             --                       --                    --
                                                               --------                 --------             ---------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (0.08)                   (0.16)                (0.10)
                                                               --------                 --------             ---------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL/(1)/                        --                       --                    --
                                                               --------                 --------             ---------
NET ASSET VALUE, END OF PERIOD                                 $   9.45                 $   9.61             $    8.84
                                                               ========                 ========             =========
   TOTAL RETURN/(2)/                                              (0.84)%                  10.62%                28.11%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                   $219,705                 $198,965              $129,942
   Ratio of expenses to average net assets                         0.09%/(4)(10)/           0.19%/(4)/            0.40%/(4)/
   Ratio of net investment income to average net assets            1.72%/(5)(10)/           1.85%/(5)/            1.39%/(5)/
   Portfolio turnover rate                                         1.66%                    2.22%                 0.65%/(7)/

                                                                  Year Ended              Year Ended                Year Ended
                                                           December 31, 2002 /(6)/  December 31, 2001 /(6)/  December 31, 2000 /(6)/
                                                           -----------------------  -----------------------  -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  9.11                  $ 10.48                  $ 11.83
                                                                -------                  -------                  -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.09                     0.09                     0.12
   Net realized and unrealized gain (loss) on investments         (2.12)                   (1.37)                   (1.22)
                                                                -------                  -------                  -------
   TOTAL FROM INVESTMENT OPERATIONS                               (2.03)                   (1.28)                   (1.10)
                                                                -------                  -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                       (0.09)                   (0.09)                   (0.13)
   Distributions from net realized gains                             --                       --/(1)/               (0.12)
                                                                -------                  -------                  -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (0.09)                   (0.09)                   (0.25)
                                                                -------                  -------                  -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL/(1)/                        --                       --                       --
                                                                -------                  -------                  -------
NET ASSET VALUE, END OF PERIOD                                  $  6.99                  $  9.11                  $ 10.48
                                                                =======                  =======                  =======
   TOTAL RETURN/(2)/                                             (22.29)%                 (12.20)%                  (9.39)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                    $83,090                  $81,798                  $62,899
   Ratio of expenses to average net assets                         0.40%/(4)/               0.35%/(4)/               0.32%/(8)/
   Ratio of net investment income to average net assets            1.24%/(5)/               1.02%/(5)/               0.95%
   Portfolio turnover rate                                        11.97%/(9)/               9.21%/(9)/              11.00%/(9)/

----------
/(1)/ Rounds to less than $0.01.

/(2)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(3)/ Calculated based on average shares outstanding.

/(4)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2005 and year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 0.78%, 0.73%, 0.83%, 0.98%, and 0.54%, respectively.

/(5)/ The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2005 and year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.03%, 1.31%, 0.96%, 0.66% and 0.83%, respectively.

/(6)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

/(7)/ For the period November 10, 2003 through December 31, 2003.

/(8)/ The Investment Adviser voluntarily agreed to pay the non-affiliated
     Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the year ended December 31, 2000.

/(9)/ Portfolio turnover rate of S&P 500 Index Master Portfolio.

/(10)/ Annualized.

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

1. ORGANIZATION

E*TRADE S&P 500 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2005, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match as closely as practicable, before fees and expenses, the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")*. The Fund seeks to achieve its objective by investing in stocks and other assets in an attempt to match the total return of the stocks making up the S&P 500 Index.

* "Standard & Poor's(TM)" ("S&P"), "S&P(TM)," "S&P 500(TM)" and "Standard and Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, the Fund utilizes an independent pricing service in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are fair valued at amortized cost, which approximates fair market value.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2004, for federal income tax purposes, the Fund had a capital loss carryforward of $7,116,125 of which $681,475, $5,513,727 and $920,923 will expire in 2009, 2010, and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires.

At June 30, 2005, the cost of investments for federal income tax purposes was $210,689,354. Net unrealized appreciation aggregated $9,696,110, of which $22,540,619 represented gross unrealized appreciation on securities and $12,844,509 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2005 and year ended December 31, 2004 were $29,061 and $43,830 respectively, and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.07% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.03% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund fails below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective September 3, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.09% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advanced by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $1,802,115 was eligible for reimbursement as of December 31, 2004.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2005.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of June 30, 2005:

----------------------------------------------------------------------
                                            Notional    Net Unrealized
Number of       Futures       Expiration    Contract     Appreciation
Contracts        Index           Date         Value     (Depreciation)
----------------------------------------------------------------------
    11      S&P 500 Futures    09/16/05    $3,287,625      $(43,197)
----------------------------------------------------------------------

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $747,241.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2005.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2005.

9. AFFILIATED ISSUERS

Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

-------------------------------------------------------------------------------------------------------------
                           Number of                            Number of
                             Shares                               Shares                             Realized
                            Held At                              Held At      Value                   Capital
                           Beginning     Gross       Gross         End      At End of   Investment     Gain
      Name of Issuer       of Period   Additions   Reductions   of Period     Period      Income      (Loss)
-------------------------------------------------------------------------------------------------------------
Comerica, Inc.               2,893         500         --         3,393      $196,115     $ 3,206       $--
E*TRADE Financial Corp.      6,279       1,100         --         7,379       103,232          --        --
                                                                             --------     -------       ---
Total Affiliated Issuers                                                     $299,347     $ 3,206       $--
-------------------------------------------------------------------------------------------------------------

10. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $32,383,035 and $3,396,303 respectively, for the six months ended June 30, 2005.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or (iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

SEMI-ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Semi-Annual Report for the period ended June 30, 2005.

I hope you will find the Report valuable and informative.

Investors Continued to Find Index Funds Attractive

Despite unsettling world events and some mixed signals about the economy, U.S. economic expansion maintained a steady pace over the past year. Overall inflation subsided, housing activity remained robust, and consumer spending--buoyed by continued growth in disposable personal income--was strong.

Against this background, investors continued to find stock index funds--with their low costs and reputation for keeping pace with the market--an easy way to seek long-term portfolio growth.

Still the Lowest Expense Ratios In the Industry

Investors continue to choose the no-load E*TRADE Index Funds--still the lowest-cost stock index funds in the industry./1/

--------------------------------------------------------------------------------------------
                            Fund Name                                   Expense    Category
                                                                       Ratio/1/   Average/2/
--------------------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
Large-cap fund providing a core stock holding that is diversified        0.09%       0.39%
across the 500 companies in the S&P 500 Index
--------------------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
Provides a diversified portfolio of 2,000 small-cap U.S. stocks.         0.22%       0.75%
--------------------------------------------------------------------------------------------
E*TRADE International Index Fund
Offers international diversification by investing in securities of       0.09%       0.72%
foreign issuers included in the MSCI EAFE Free Index.
--------------------------------------------------------------------------------------------
E*TRADE Technology Index Fund/3/
A specialty fund focused on the technology sector and the only           0.60%        N/A
index fund of its kind.
--------------------------------------------------------------------------------------------

Investors also took advantage of our free Automatic Investment Plan as an easy way to add to their portfolios over time through regular automatic investments in the Funds/4/. (For more information about automatic investing, visit etrade.com/autoinvest.)

Our Commitment to You Remains Unchanged

We remain committed to providing you with an affordable way to invest in specific asset classes and create a solid diversified portfolio.

Thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs for many years to come.

Sincerely,


/s/ Dennis Webb
--------------------------------
Dennis Webb
President, E*TRADE Funds

SEMI-ANNUAL LETTER TO SHAREHOLDERS

                   PLEASE READ THE IMPORTANT DISCLOSURES BELOW

THIS MATERIAL IS INTENDED FOR CURRENT SHAREHOLDERS WHO HAVE RECEIVED A COPY OF THE APPROPRIATE PROSPECTUS. FOR A CURRENT PROSPECTUS, PLEASE VISIT ETRADEFUNDS.ETRADE.COM OR CALL 1-800-ETRADE-1. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

/1/ Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of July 1, 2005. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.73% for the S&P 500 Index Fund; 1.00% for the Russell 2000 Index Fund; and 2.87% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2006. ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

/2/ Data source: Lipper Inc. (July 1, 2005). The Lipper fund category benchmarks shown are the median total expense ratios of similar retail, no-load and front-end loaded index funds, excluding outliers. The E*TRADE S&P 500 Index Fund was compared to Lipper's S&P 500 Index fund category while the Russell 2000 Index Fund was compared to Small and Mid-Cap Core index funds and the International Index Fund only to International index funds.

/3/ E*TRADE Technology Index Fund is the only fund of its type currently in existence.

/4./ Automatic investment plans do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                              Beginning     Ending       Annualized
                                               Account     Account      Expense Ratio      Expenses Paid
                                                Value       Value       Based on the        During the
                                              01/01/05     06/30/05   Six-Month Period   Six-Month Period*
----------------------------------------------------------------------------------------------------------
E*TRADE International Index Fund
   Actual                                     $1,000.00   $  983.70         0.09%              $0.44
   Hypothetical (5% return before expenses)   $1,000.00   $1,024.35         0.09%              $0.45
----------------------------------------------------------------------------------------------------------

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

E*TRADE INTERNATIONAL INDEX FUND
Schedule of Investments
June 30, 2005 (Unaudited)

                                                          Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS--97.8%
Australia--5.9%
Alinta Ltd.                                                 1,603   $    11,889
Alumina, Ltd. ADR                                           1,433        24,375
Amcor, Ltd. ADR                                               946        19,393
AMP, Ltd.                                                   8,526        41,879
Aristocrat Leisure Ltd.                                     1,465        12,890
Australia & New Zealand Banking Group, Ltd. ADR             1,564       129,343
Australian Gas Light Co., Ltd.                              2,301        24,917
Australian Stock Exchange, Ltd.                               734        12,908
AXA Asia Pacific Holdings, Ltd.                             4,602        15,354
BHP Limited ADR                                             8,293       226,399
BlueScope Steel, Ltd.                                       3,883        24,155
Boral, Ltd. ADR                                               838        16,557
Brambles Industries, Ltd.                                   4,508        27,952
Caltex Australia Ltd.                                       1,094        13,172
Centro Properties Group                                     8,819        39,481
CFS Gandel Retail Trust                                     9,529        12,151
Coca-Cola Amatil, Ltd.                                      1,397        16,804
Coles Myer, Ltd. ADR                                          621        35,111
Commonwealth Bank of Australia                              5,340       154,157
Commonwealth Property Office Fund                          12,230        11,765
CSL, Ltd.                                                   1,061        27,173
CSR, Ltd.                                                   6,213        12,646
DB RREEF Trust                                             29,938        31,057
Foster's Group, Ltd.                                        8,629        34,992
General Property Trust                                      7,251        20,143
Harvey Norman Holdings, Ltd.                                4,159         7,906
Ing Industrial Fund                                        14,286        22,719
Insurance Australia Group, Ltd.                             6,892        31,459
Investa Property Group                                      7,986        11,785
James Hardie Industries NV                                    485        14,114
John Fairfax Holdings, Ltd.                                 4,943        16,163
Lend Lease Corp, Ltd.                                       1,688        16,675
Lion Nathan, Ltd.                                           2,181        12,558
Macquarie Bank, Ltd.                                          934        42,391
Macquarie Communications                                    2,416        11,578
Macquarie Goodman Group                                     3,770        11,725
Macquarie Infrastructure Group                              9,613        30,327
Mayne Group, Ltd. ADR                                         722        13,043
Mirvac Group                                                4,413        11,972
Multplex Group                                              4,582        10,066
National Australia Bank, Ltd. ADR                           1,275       149,213
Newcrest Mining, Ltd.                                       1,783        23,621
OneSteel, Ltd.                                              4,226         8,478
Orica, Ltd.                                                 1,316        17,793
Origin Energy, Ltd.                                         4,419        25,566
Patrick Corp., Ltd.                                         3,646        15,483
Perpetual Trustees Australia Ltd.                             532        23,215
Qantas Airways Ltd.                                         4,664        11,938
QBE Insurance Group, Ltd.                                   3,505        42,683
Rinker Group, Ltd. ADR                                        379        20,121
Rio Tinto, Ltd.                                               335        45,780
Santos, Ltd. ADR                                              796        27,374
Sonic Healthcare, Ltd.                                      1,291        12,331
Southcorp, Ltd. ADR(a)                                        729        11,836
Stockland                                                   4,673        19,616
Suncorp-Metway, Ltd.                                        2,141        32,742
Tabcorp Holdings, Ltd. ADR                                    232        29,002

   The accompanying notes are an integral part of these financial statements.

Telstra Corp., Ltd. ADR                                     1,914        37,036
Toll Holdings, Ltd.                                         1,221        12,121
Transurban Group                                            4,388        24,819
Vivendi Universal SA ADR(a)                                 4,657       145,904
Wesfarmers, Ltd.                                            1,673        50,746
Westfield Group NPV(a)                                      5,862        79,086
Westpac Banking ADR                                         1,472       111,769
WMC Resources, Ltd. ADR                                     1,309        31,171
Woodside Petroleum, Ltd.                                    2,217        49,430
Woolworths, Ltd.                                            4,309        54,075
                                                                    -----------
                                                                      2,374,093
                                                                    -----------
Austria--0.4%
Bank Austria Creditanstalt AG                                 166        17,277
Erste Bank Der Oesterreichisch                              1,125        28,173
Flughafenwien AG                                              178        11,556
Oesterreichische Elektrizitaetswirstschafts AG                 46        12,689
OMV AG                                                         86        37,433
Telekom Austria AG ADR                                        833        32,362
Wienerberger AG                                               349        16,200
                                                                    -----------
                                                                        155,690
                                                                    -----------
Belgium--1.4%
AGFA-Gevaert NV                                               527        14,579
Belgacom SA                                                 1,425        48,586
Cofinimmo                                                      76        11,915
Colruyt SA                                                     79        10,774
Cumerio                                                       149         2,561
Delhaize Group ADR                                            382        22,729
Dexia                                                       2,583        56,816
Electrabel SA                                                 111        48,478
Fortis NL                                                   5,061       140,617
Groupe Bruxelles Lambert SA                                   322        27,849
Interbrew SA                                                  855        28,902
KBC Bancassurance Holding                                     805        63,525
Mobistar SA(a)                                                139        11,613
Solvay SA                                                     283        29,105
UCB SA                                                        421        20,458
Umicore                                                       146        11,688
                                                                    -----------
                                                                        550,195
                                                                    -----------
Bermuda--0.0%
Frontline Ltd.                                                284        11,271
                                                                    -----------
Denmark--0.7%
AP Moller - Maersk A/S                                          5        47,579
Coloplast A/S(a)                                              206        11,948
Danisco A/S                                                   231        14,994
Danske Bank A/S                                             1,881        56,517
DSV, de Sammensluttede Vagnmaend                              151        12,811
GN Store Nord                                               1,012        11,429
Novo-Nordisk A/S, Class B                                   1,147        58,463
Novozymes A/S, Class A                                        243        12,028
TDC A/S ADR                                                 1,815        38,859
Vestas Wind Systems A/S(a)                                    761        12,595
William Demant Holding(a)                                     244        12,132
                                                                    -----------
                                                                        289,355
                                                                    -----------
Finland--1.5%
Amer Group                                                  1,309        12,440
Cargotec CORP-B Share(a)                                      197         5,502
Elisa Oyj, Class A(a)                                         732        11,441
Fortum Oyj                                                  1,532        24,575

   The accompanying notes are an integral part of these financial statements.

Kesko, Class B                                                491        12,327
Kone Oyj                                                      197        11,806
Metso Oyj ADR                                                 605        13,129
Neste Oil Oyj(a)                                            1,093        28,318
Nokia Oyj                                                  18,702       311,201
Nokian Renkaat Oyj                                            657        11,986
Outokumpu Oyj, Class A                                        826        10,639
Sampo Oyj, Class A                                          1,941        30,239
Stora Enso Oyj(a)                                           2,661        33,821
Tietoenator Oyj                                               499        15,151
UPM Kymmene Oyj                                             2,374        45,510
Uponor Oyj                                                    417         8,110
Wartsila Corp., Class B                                       411        11,856
YIT-YHTYMA Oyj                                                373        12,455
                                                                    -----------
                                                                        610,506
                                                                    -----------
France--8.5%
Accor SA ADR(a)                                             1,667        39,122
Air France-KLM                                                609         9,263
Alcatel SA, Class A(a)                                      5,095        55,586
Alstom(a)                                                  18,384        18,250
Atos Origin SA(a)                                             251        15,881
Autoroutes du Sud de la France                                228        13,035
Axa                                                         6,263       156,012
BNP Paribas                                                 6,687       229,511
Bouygues SA                                                   894        36,972
Business Objects SA(a)                                        288         7,622
Cap Gemini SA(a)                                              596        18,866
Carrefour SA                                                2,352       113,795
Casino Guichard-Perrachon SA                                  209        14,655
CNP Assurances                                                174        11,110
Compagnie de Saint-Gobain                                   1,337        73,985
Compagnie Generale des Etablissements Michelin,
   Class B                                                    602        36,571
Credit Agricole SA                                          2,744        69,356
Dassault Systemes SA                                          241        11,708
Essilor International SA                                      502        34,252
European Aeronautic Defence & Space Co.                     1,075        34,122
France Telecom SA ADR                                       6,437       187,575
Gecina SA                                                     108        12,287
Groupe Danone ADR                                           5,442        95,235
Imerys SA(a)                                                  160        11,020
Klepierre                                                     127        12,097
L'Air Liquide SA                                              465        79,110
L'Oreal SA                                                  1,329        95,197
Lafarge SA                                                  2,874        65,498
Lagardere S.C.A.                                              230        17,055
LVMH Moet Hennessy Louis Vuitton SA                         1,008        77,634
LVMH Moet Hennessy Louis Vuitton SA ADR                       735        11,372
Neopost SA                                                    179        15,755
Pagesjaunes Groupe SA                                         638        14,915
Pernod-Ricard SA ADR(a)                                       910        36,356
Pinault Printemps Redoute SA                                  313        32,216
PSA Peugeot Citroen ADR                                       712        42,220
Publicis Groupe ADR                                           666        19,480
Renault SA                                                    807        70,909
Sagem SA(a)                                                   781        16,140
Sanofi-Aventis ADR                                          7,100       291,029
Schneider Electric SA                                       1,012        76,132
Societe BIC SA                                                208        12,406
Societe Des Autoroutes Paris                                  139         8,244
Societe Television Francaise 1                                562        14,905
Sodexho Alliance SA ADR                                       487        15,068
Suez SA(a)                                                  3,579        97,098
Technip-Coflexip SA                                         6,133       285,798
Thales SA                                                     380        15,401
Thomson/ex-TMM                                              1,232        29,506

   The accompanying notes are an integral part of these financial statements.

TotalFinaElf SA ADR                                         4,940       577,239
Unibail                                                       216        27,720
Valeo SA ADR                                                  742        16,664
Veolia Environnement ADR                                    1,300        48,620
Zodiac SA                                                     165         8,856
                                                                    -----------
                                                                      3,436,431
                                                                    -----------
Germany--6.4%
Adidas-Salomon AG                                             206        34,448
Allianz AG ADR                                             15,743       180,257
Altana AG                                                     336        19,276
BASF AG                                                     2,304       152,064
Bayer AG                                                    2,764        91,986
Bayerische Hypo-und Vereinsbank AG                          2,366        61,585
Beiersdorf AG                                                 108        12,084
Celesio AG                                                    191        14,948
Commerzbank AG(a)                                           2,066        45,047
Continental AG ADR                                            591        42,644
DaimlerChrysler AG                                          3,753       151,925
Deutsche Bank AG                                            2,263       176,188
Deutsche Boerse AG                                            480        37,331
Deutsche Lufthansa AG                                       1,184        14,563
Deutsche Post AG                                            2,142        49,820
Deutsche Telekom AG ADR(a)                                 11,965       220,395
E.ON AG ADR                                                 7,919       234,482
Fresenius Medical Care AG ADR                                 724        20,598
HeidelbergCement AG                                           318        22,868
Heidelberger Druckmaschinen                                   262         7,626
Henkel KGaA(a)                                                249        22,295
Hochtief AG                                                   356        12,382
Hypo Real Estate Holdings ADR(a)                              587        22,336
Infineon Technologies AG(a)                                 3,001        27,759
Linde AG                                                      340        22,896
MAN AG                                                        626        25,933
Merck KGaA                                                    248        19,996
Metro AG                                                      691        34,232
Muenchener Rueckversicherungs-Gesellschaft AG                 877        92,990
Premiere AG                                                   221         7,625
Puma AG Rudolf Dassler Sport(a)                                78        19,330
Rwe AG ADR                                                  1,992       128,781
SAP AG  ADR                                                 3,780       163,674
Schering AG                                                   818        50,462
Siemens AG ADR                                              3,496       253,983
ThyssenKrupp AG                                             1,730        29,921
TUI AG                                                        797        19,704
Volkswagen AG ADR PFD Share                                 2,418        16,920
Volkswagen AG ADR                                           4,815        44,011
                                                                    -----------
                                                                      2,605,365
                                                                    -----------
Greece--0.6%
Alpha Credit Bank                                           1,281        34,093
Commercial Bank of Greece                                     392        11,643
Cosmote Mobile Telecommunications SA                          667        12,177
EFG Eurobank                                                  741        22,805
Greek Organization of Football                                759        21,937
Hellenic Bottling Company SA                                  577        15,653
Hellenic Petroleum SA                                         793         8,471
Hellenic Tellecommunication Organizaiton SA                 1,347        26,104
National Bank Of Greece SA                                  1,182        40,071
Piraeus Bank SA                                               873        16,215
Public Power Corp.                                            621        15,482
                                                                    -----------
                                                                        224,651
                                                                    -----------
Hong Kong--1.7%

   The accompanying notes are an integral part of these financial statements.

Bank of East Asia, Ltd.                                     8,093        23,894
BOC Hong Kong Holdings, Ltd. ADR(a)                           797        30,144
Cathay Pacific Airways, Ltd.                                1,280        11,650
Cheung Kong Holdings, Ltd.                                  6,538        63,395
Clp Holdings, Ltd.                                          7,569        43,428
Esprit Holdings, Ltd.                                       4,434        31,964
Hang Lung Properties, Ltd.                                  2,197        16,181
Hang Seng Bank, Ltd.                                        2,902        39,573
Henderson Land Development                                  3,550        16,989
Hong Kong & China Gas                                      15,454        31,412
Hong Kong Electric Holdings(a)                              6,231        28,456
Hong Kong Exchanges & Clearing, Ltd.                        6,480        16,709
Hopewell Holdings                                           3,284         8,404
Hutchison Whampoa, Ltd.                                     9,140        82,240
Hysan Development Co. Ltd.                                  3,926         8,128
Kingboard Chemical Holdings Ltd.                            2,722         8,646
Li & Fung, Ltd.                                            10,935        22,624
MTR Corp. ADR                                                 462         8,915
New World Development, Ltd. ADR                             5,705        14,018
PCCW, Ltd.                                                  1,975        12,225
Shangri-La Asia, Ltd.                                         264         8,151
Sino Land Co.                                               8,220         8,726
Sun Hung Kai Properties, Ltd.                               5,872        57,978
Swire Pacific, Ltd.                                         4,323        38,234
Techtronic Industries Co., Ltd.                             5,341        13,457
Television Broadcasts, Ltd. ADR                               750         8,471
Wharf Holdings, Ltd.                                        5,992        20,957
Wing Hang Bank, Ltd.                                        1,189         7,744
                                                                    -----------
                                                                        682,713
                                                                    -----------
Ireland--0.8%
Allied Irish Bank                                           1,989        85,428
Bank of Ireland ADR                                         1,116        72,986
CRH PLC ADR                                                 2,230        57,913
DCC PLC                                                       567        11,326
Depfa Bank PLC                                              1,474        23,658
Elan Corp. PLC(a)                                           1,746        11,908
Grafton Group PLC(a)                                        1,397        16,184
Iaws Group PLC                                                771        10,782
Independent News & Media PLC                                3,827        11,812
Irish Life & Permanent PLC                                  1,384        24,215
Kerry Group PLC, Class A                                      628        15,515
                                                                    -----------
                                                                        341,727
                                                                    -----------
Italy--3.9%
Alleanza Assicurazioni SpA                                  2,168        23,525
Assicurazioni Generali SpA                                  4,126       128,601
Autogrill SpA(a)                                              856        11,277
Autostrade SpA                                              1,213        32,175
Banca Antonveneta SpA                                       1,099        35,495
Banca Fideuram SpA                                          1,544         7,311
Banca Intesa SpA                                           15,370        70,195
Banca Intesa SpA - RNC                                      4,786        20,425
Banca Monte dei Paschi di Sien SpA                          5,235        18,448
Banca Nazionale del Lavoro SpA                              5,576        19,223
Banca Popolare di Milano SCRL                               1,936        19,062
Banche Popolari Unite SCRL                                  1,488        29,513
Banco Popolare di Verona e Novara SCRL                      1,697        28,898
Bulgari SpA                                                 1,088        12,167
Capitalia SpA                                               6,515        36,359
Edison SpA(a)                                               5,112        11,391
Enel SpA ADR                                                3,272       142,038
Eni Spa ADR                                                 2,217       284,220
Fiat SpA ADR(a)                                             2,761        19,879
Finmeccanica SpA                                           29,663        27,631

   The accompanying notes are an integral part of these financial statements.

Luxottica Group SPA ADR                                       757        15,587
Mediaset SpA                                                4,265        50,183
Mediobanca SpA                                              1,902        35,563
Mediolanum SpA                                              1,857        11,569
Pirelli & Co. SpA                                          13,805        14,359
Riunione Adriatica di Sicurta SpA                           1,388        26,986
San Paolo IMI SpA                                           5,306        72,730
Seat Pagine Gialle SpA(a)                                  29,072        12,089
Snam Rete Gas SpA                                           4,366        23,344
Telecom Italia SpA                                          9,233        28,805
Telecom Italia SpA ADR (Ordinary)                           3,697       115,753
Telecom Italia SpA ADR (Savings)                            2,404        61,927
Terna SpA                                                   6,039        15,639
UniCredito Italiano SpA                                    19,635       103,564
                                                                    -----------
                                                                      1,565,931
                                                                    -----------
Japan--21.4%
77 Bank, Ltd.(The)                                          1,811        11,118
Acom Co., Ltd.                                                302        19,264
Advantest Corp.                                             1,279        23,777
Aeon Co., Ltd.                                              3,162        48,135
Aeon Credit Service Co., Ltd.                                 187        11,682
Aiful Corp.                                                   311        23,144
Aisin Seiki Co., Ltd                                          895        19,359
Ajinomoto Co., Inc.                                         2,867        31,848
Alps Electric Co., Ltd.                                     1,034        15,780
Amada Co., Ltd.                                             1,756        11,904
Asahi Breweries, Ltd.                                       1,947        23,206
Asahi Glass Co., Ltd.                                       4,848        50,707
Asahi Kasei Corp.                                           5,665        26,849
Bandai Co., Ltd.                                            2,257        11,406
Bank of Fukoaka, Ltd.                                       2,585        15,261
Bank oF Kyoto Ltd. (The)                                    1,361        11,540
Bank of Yokohama, Ltd.(The)(a)                              5,578        32,075
Benesse Corp.                                                 365        11,676
Bridgestone Corp.                                           3,023        57,983
Canon, Inc. ADR                                             3,216       169,258
Casio Computer Co., Ltd.                                    1,117        14,542
Central Japan Railway Co.                                       4        30,883
Chiba Bank, Ltd.(The)                                       3,089        20,276
Chubu Electric Power Co., Inc.                              2,677        64,209
Chugai Pharmaceutical Co., Ltd.                             1,360        20,960
Citizen Watch Co., Ltd.                                     1,778        16,046
Credit Saison Co., Ltd.                                       728        24,118
CSK Corp.                                                     329        13,124
Dai Nippon Printing Co., Ltd.                               2,798        44,898
Daicel Chemical Industries Ltd.                             1,480         7,743
Daiichi Pharmaceutical Co., Ltd.                            1,071        23,620
Daikin Industries Ltd.                                      1,120        27,923
Daimaru, Inc.                                               1,361        12,021
Dainippon Ink & Chemicals, Inc.                             3,848        12,269
Dainippon Screen Manufacturing Co., Ltd.                    1,152         7,718
Daito Trust Construction Co., Ltd.                            402        15,025
Daiwa House Industry Co., Ltd.                              2,492        28,418
Daiwa Securities Group, Inc.                                5,668        34,830
Denki Kagaku Kogyo Kabushiki Kaisha                         3,377        12,108
Denso Corp.                                                 2,183        49,614
Dentsu, Inc.                                                   10        24,638
Dowa Mining Co., Ltd.                                       1,265         8,393
East Japan Railway Co.                                         13        66,727
Eisai Co., Ltd. ADR                                         1,076        36,219
Electric Power Development Co., Ltd.                          687        19,816
FamilyMart Co., Ltd.                                          389        11,144
Fanuc, Ltd.                                                   761        48,183
Fast Retailing Co., Ltd.                                      279        14,455
Fuji Electric Holdings Co., Ltd.                            3,956        11,993

   The accompanying notes are an integral part of these financial statements.

Fuji Photo Film Co., Ltd.                                   2,234        72,262
Fuji Television Network, Inc.                                   6        11,608
Fujitsu, Ltd.                                               7,878        41,095
Furukawa Electric Co. (The)(a)                              2,754        10,600
Gunma Bank, Ltd. (The)                                      2,045        12,225
Hirose Electric Co., Ltd.                                     154        16,890
Hitachi Chemical Co., Ltd.                                    647        11,809
Hitachi, Ltd. ADR                                           1,382        83,777
Hokkaido Electric Power Co., Inc.                             782        15,999
Hokugin Financial Group, Inc.                               5,426        16,550
Honda Motor Co., Ltd. ADR                                   6,683       164,469
Hoya Corp ADR                                                 735        84,902
Ibiden Co., Ltd.                                              476        12,433
Isetan Co., Ltd.                                              936        11,719
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)          8,192        11,864
Ito En, Ltd.                                                  166         8,518
Ito-Yokado Co., Ltd.                                        1,479        48,821
Itochu Corp.                                                7,283        36,636
Jafco Co., Ltd.                                               217        11,456
Japan Airlines System Corp. (a)                             4,000        10,767
Japan Tobacco, Inc.                                             4        53,226
JFE Holdings, Inc.                                          2,692        66,223
JGC Corp.                                                   1,106        13,556
Joyo Bank, Ltd. (The)                                       3,056        14,909
JS Group Corp.                                              1,123        18,990
JSR Corp.                                                     908        19,017
Kajima Corp.                                                4,539        16,727
Kamigumi Co., Ltd.                                          1,595        12,283
Kaneka Corp.                                                1,510        16,887
Kansai Electric Power Co., Inc. (The)                       3,225        64,819
Kao Corp. ADR                                                 235        55,458
Kawasaki Heavy Industries, Ltd. ADR(a)                      1,595        12,264
Kawasaki Kisen Kaisha, Ltd.                                 3,338        19,680
KDDI Corp.                                                     14        64,672
Keihin Electric Express Railway Co., Ltd.                   2,654        16,218
Keio Electric Railway Co., Ltd.                             2,919        15,744
Keyence Corp.                                                 142        31,685
Kikkoman Corp.                                              1,327        11,711
Kintetsu Corp.                                              7,911        24,072
Kirin Brewery Co., Ltd                                      3,687        35,801
Kobe Steel, Ltd.                                           13,295        24,919
Komatsu, Ltd. ADR                                             904        28,096
Konami Corp.                                                  576        12,182
Konica Minolta Holdings, Inc.                               2,623        24,400
Koyo Seiko Co., Ltd.                                          883        11,809
Kubota Corp. ADR                                              846        23,180
Kuraray Co., Ltd.                                           1,778        16,804
Kurita Water Industries, Ltd.                                 779        12,018
Kyocera Corp. ADR                                             733        56,221
Kyowa Hakko Kogyo Co., Ltd.                                 1,864        12,041
Kyushu Electric Power Co., Inc.                             1,716        37,294
Lawson, Inc.                                                  317        11,038
Leopalace21 Corp.                                             748        12,414
Mabuchi Motor Co., Ltd.                                       203        11,688
Makita Corp.                                                  596        11,648
Marubeni Corp.                                              6,064        20,694
Marui Co., Ltd.                                             1,455        19,554
Matsushita Electric Industrial Co., Ltd. ADR                8,983       136,362
Matsushita Electric Works, Ltd.                             1,431        11,898
Mediceo Holdings Co., Ltd.                                    941        12,513
Meiji Seika Kaisha, Ltd.                                    2,550        12,540
Meitec Corp.                                                  244         7,484
Millea Holdings, Inc.                                       1,797       120,956
Minebea Co., Ltd. ADR(a)                                    1,456        11,773
Mitsubishi Chemical Corp.                                   9,526        27,769
Mitsubishi Corp. ADR                                        2,692        73,271
Mitsubishi Electric Corp.                                   8,757        46,252

   The accompanying notes are an integral part of these financial statements.

Mitsubishi Estate Co., Ltd.                                 5,021        54,990
Mitsubishi Gas Chemical Co., Inc.                           2,419        12,314
Mitsubishi Heavy Industries, Ltd.                          13,702        35,788
Mitsubishi Materials Corp.                                  5,313        12,490
Mitsubishi Rayon Co., Ltd.                                  3,016        12,463
Mitsubishi Securities Co., Ltd.                             1,459        12,848
Mitsubishi Tokyo Financial Group, Inc. ADR                 22,573       191,420
Mitsui & Co., Ltd. ADR                                        335        63,969
Mitsui Chemicals, Inc.                                      2,757        16,136
Mitsui Fudosan Co., Ltd.                                    3,557        39,705
Mitsui Mining & Smelting Co., Ltd.                          2,784        13,020
Mitsui O.S.K. Lines, Ltd.                                   6,046        37,119
Mitsui Sumitomo Insurance Co.                               5,318        47,623
Mitsui Trust Holdings, Inc.                                 2,351        23,995
Mitsukoshi, Ltd.                                            2,645        11,885
Mizuho Financial Group, Inc.                                   36       161,970
Murata Manufacturing Co., Ltd.                                928        47,058
NEC Corp. ADR                                               8,522        46,019
Net One Systems Co., Ltd.                                       6        15,410
NGK Insulators, Ltd.                                        1,459        14,156
NGK Spark Plug Co., Ltd.                                    1,072        12,316
Nidec Corp.                                                   276        29,119
Nikko Cordial Corp.                                         7,158        31,304
Nikon Corp.                                                 1,430        16,109
Nintendo Co., Ltd.                                            464        48,431
Nippon Electric Glass Co., Ltd.                             1,050        15,772
Nippon Express Co., Ltd.                                    4,372        18,919
Nippon Meat Packers, Inc.                                     972        11,285
Nippon Mining Holdings, Inc.                                4,197        23,748
Nippon Oil Corp.                                            6,699        45,369
Nippon Sheet Glass Co., Ltd.                                1,978         7,711
Nippon Steel Corp.                                         27,780        64,263
Nippon Telegraph & Telephone ADR                            4,355        93,502
Nippon Unipac Holding                                           5        18,308
Nippon Yusen Kabushiki Kaisha                               5,878        33,633
NISHI-NIPPON City Bank Ltd.                                 2,860        12,430
Nissan Motor Co.,Ltd. ADR                                   4,935        98,108
Nisshin Seifun Group, Inc.                                  1,187        12,275
Nisshin Steel Co., Ltd.                                     4,720        11,803
Nissin Food Products Co., Ltd.                                454        11,636
Nitto Denko Corp.                                             726        41,404
NOK Corp.                                                     615        17,063
Nomura Holdings, Inc. ADR                                   7,809        93,319
Nomura Research                                               124        12,331
NSK, Ltd.                                                   2,400        12,280
NTN Corp.                                                   2,156        11,566
NTT Data Corp.                                                  5        17,002
NTT Docomo, Inc. ADR                                        7,718       114,304
Obayashi Corp.                                              3,726        19,961
Odakyu Electric Railway Co., Ltd.                           2,944        15,570
Oji Paper Co., Ltd.                                         3,700        19,255
Oki Electric Industry Co., Ltd.(a)                          3,350        11,750
Olympus Corp.                                               1,206        23,092
Omron Corp.                                                 1,054        23,256
Onward Kashiyama Co., Ltd.                                    944        11,928
Oriental Land Co., Ltd.                                       262        15,511
Orix Corp. ADR                                                724        54,488
Osaka Gas Co., Ltd.                                         8,897        27,977
Pioneer Corp.                                                 959        14,548
Promise Co., Ltd.                                             434        27,732
Rakuten, Inc.                                                  22        17,479
Resona Holdings, Inc.(a)                                   20,251        37,511
Ricoh Co., Ltd.                                               593        46,371
Rohm Co., Ltd.                                                506        48,549
Sanken Electric Co., Ltd.                                   1,145        14,872
Sankyo Co., Ltd.                                            1,768        33,857
Sankyo Co., Ltd./Gunma                                        276        12,815

   The accompanying notes are an integral part of these financial statements.

Santen Pharmaceutical Co., Ltd.                               535        12,155
Sanyo Electric Co., Ltd.                                    8,437        21,535
Secom Co., Ltd.                                               908        38,992
Sega Sammy Holdings Inc. ADR                                1,493        22,905
Seiko Epson Corp.                                             598        19,885
Seino Transportation Co., Ltd.                                859         7,749
Sekisui Chemical Co., Ltd.                                  2,242        15,381
Sekisui House, Ltd.                                           813         8,178
Sekisui House, Ltd. ADR                                     1,234        12,484
Seven-Eleven Japan Co., Ltd.                                1,654        45,810
Sharp Corp.                                                 4,283        66,704
Shimamura Co., Ltd.                                           100         8,427
Shimano, Inc.                                                 401        11,367
Shimizu Corp.                                               3,455        16,025
Shin-Etsu Chemical Co., Ltd.                                1,587        60,100
Shinko Securities Co., Ltd.                                 2,542         8,004
Shinsei Bank Ltd.                                           4,711        25,306
Shionogi & Co., Ltd.                                        1,666        21,426
Shiseido Co., Ltd.                                          1,943        24,473
Shizuoka Bank, Ltd. (The)                                   2,769        23,702
Showa Denko Kabushiki Kaisha                                4,865        11,500
Showa Shell Sekiyu Kabushiki Kaisha                         1,247        12,479
SMC Corp.                                                     264        28,647
Softbank Corp.                                              1,188        46,331
Sompo Japan Insurance, Inc.                                 3,821        38,402
Sony Corp. ADR                                              4,006       137,968
Stanley Electric Co., Ltd.                                    743        12,008
Sumitomo Chemical Co., Ltd.                                 7,528        34,491
Sumitomo Corp. ADR                                          5,039        40,426
Sumitomo Electric Industries, Ltd.                          3,050        31,104
Sumitomo Heavy Industries, Ltd.                             2,338        11,198
Sumitomo Metal Industries, Ltd. ADR(a)                      2,037        34,927
Sumitomo Metal Mining Co.                                   3,041        20,726
Sumitomo Mitsui Financial Group, Inc.                          18       121,152
Sumitomo Realty & Development                               1,789        19,938
Sumitomo Trust & Banking Co., Ltd. ADR(a)                   5,815        35,422
Suruga Bank, Ltd.                                           1,412        11,475
Suzuken Co., Ltd.                                             457        11,484
T&D Holdings, Inc.                                          1,123        52,630
Taiheiyo Cement Corp.                                       4,567        12,156
Taiheiyo Cement Corp. ADR                                      39         1,042
Taisei Corp.                                                4,638        15,590
Taisho Pharmaceutical Co., Ltd.                               799        15,526
Takashimaya Co., Ltd.                                       1,376        12,286
Takeda Chemical Industries, Ltd.                            3,782       187,181
Takefuji Corp.                                                514        34,626
Tanabe Seiyaku Co., Ltd.                                    1,130        10,858
Tdk Corp. ADR                                                 536        37,225
Teijin, Ltd.                                                4,446        20,594
Teikoku Oil Co., Ltd.                                       1,776        13,164
Terumo Corp.                                                  870        25,054
THK Co., Ltd.                                                 580        11,928
Tobu Railway Co., Ltd.                                      4,352        15,749
Toho Co., Ltd.                                                827        11,902
Tohoku Electric Power Co., Inc.                             1,801        38,406
Tokyo Electric Power Co., Inc. (The)                        5,009       119,419
Tokyo Electron, Ltd.                                          727        38,238
Tokyo Gas Co., Ltd.                                         9,912        37,049
Tokyo Tatemono Co., Ltd.                                    1,132         7,566
Tokyu Corp.                                                 4,381        19,618
TonenGeneral Sekiyu K.K.                                    1,493        16,136
Toppan Printing Co., Ltd.                                   2,676        28,244
Toray Industries, Inc.                                      6,022        28,455
Toshiba Corp.                                              13,375        53,093
Tosoh Corp.                                                 3,030        12,525
Toto Ltd.                                                   1,463        11,542
Toyo Seikan Kaisha, Ltd.                                      899        14,149

   The accompanying notes are an integral part of these financial statements.

Toyobo Co., Ltd.                                            5,161        12,018
Toyota Industries Corp.                                       874        23,778
Toyota Motor Corp. Sponsored ADR                            6,154       439,949
Toyota Tsusho Corp.                                           682        11,091
Trend Micro Inc.                                              465        16,516
Ube Industries, Ltd.(a)                                     4,070         8,251
UFJ Holdings, Inc.(a)                                          18        93,206
Uni-Charm Corp.                                               277        11,137
UNY Co., Ltd.                                               1,038        11,771
Ushio, Inc.                                                   625        11,100
USS Co., Ltd.                                                 177        11,274
Wacoal Corp.                                                  889        11,231
West Japan Railway Co.                                         10        34,231
Yahoo! Japan Corp.                                             19        39,689
Yakult Honsha Co., Ltd.                                       633        11,402
Yamada Denki Co., Ltd.                                        370        21,266
Yamaha Corp.                                                  826        12,896
Yamaha Motor Co., Ltd.                                        884        16,178
Yamanouchi Pharmaceutical Co., Ltd.                         2,341        79,805
Yamato Transport Co., Ltd.                                  1,667        23,071
Yokogawa Electric Corp.                                     1,292        15,881
                                                                    -----------
                                                                      8,663,233
                                                                    -----------
Luxembourg--0.1%
Arcelor ADR(a)                                              2,356        46,293
                                                                    -----------
Netherlands--4.9%
ABN AMRO Holding NV ADR                                     7,606       186,575
Aegon NV ADR                                                6,116        78,713
Akzo Nobel NV ADR                                           1,245        48,916
ASML Holding NV(a)                                          2,194        34,358
Corio NV                                                      217        12,094
DSM NV                                                      1,371        23,486
Euronext NV                                                   449        15,170
Heineken NV                                                 1,097        33,857
IHC Caland NV                                                 244        16,713
Ing Groep NV ADR                                            8,103       227,289
Koninklijke Ahold NV ADR(a)                                 7,173        58,675
Koninlijke Philips Electronics NV                           5,669       142,802
Qiagen NV(a)                                                  983        11,372
Randstad Holdings NV                                          211         7,278
Reed Elsevier NV ADR                                        1,665        46,437
Rodamco Europe NV                                             201        16,469
Royal Dutch Petroleum Co.                                   9,034       586,307
Royal KPN NV ADR                                            9,287        77,639
Royal Numic NV(a)                                             701        28,001
STMicroelectronics NV                                       2,923        46,593
TNT NV ADR                                                  1,782        45,173
Unilever NV ADR                                             2,404       155,852
Vedior NV                                                     803        11,309
Vnu NV                                                      1,164        32,510
Wereldhave NV                                                 157        16,737
Wolters Kluwer NV(a)                                        1,307        25,032
                                                                    -----------
                                                                      1,985,357
                                                                    -----------
New Zealand--0.2%
Auckland International Airport, Ltd.                        7,628        12,663
Fletcher Building, Ltd.                                     2,590        12,408
Sky City Entertainment Group, Ltd.                          3,695        11,474
Telecom Corporation of New Zealand, Ltd. ADR                1,151        38,662
                                                                    -----------
                                                                         75,207
                                                                    -----------
Norway--0.7%
DNB NOR ASA                                                 3,232        33,595

   The accompanying notes are an integral part of these financial statements.

Norsk Hydro A/S ADR                                           760        68,947
Norske Skogindustrier ASA                                     753        12,346
Orkla ASA ADR                                               1,021        37,637
Prosafe ASA                                                   414        12,387
Statoil ASA  ADR                                            3,016        61,225
Storebrand ASA(a)                                           1,442        13,447
Telenor ASA                                                 1,252        30,048
Yara International ASA                                        204         3,223
Yara International ASA ADR                                  1,105        17,577
                                                                    -----------
                                                                        290,432
                                                                    -----------
Portugal--0.3%
Banco BPI SA                                                3,024        11,526
Banco Comercial Portugues SA, Class R                      10,319        26,434
Brisa-Auto Estradas de Portugal SA                          1,456        11,443
Electricidade DE Portugal ADR                                 876        21,970
Portugal Telecom SGPS SA ADR                                3,453        33,011
Sonae SGPS SA(a)                                            7,685        10,588
                                                                    -----------
                                                                        114,972
                                                                    -----------
Singapore--0.8%
Capitaland, Ltd.                                            4,164        11,747
City Developments, Ltd. ADR(a)                              3,809        16,931
ComfortDelgro Corp., Ltd.                                  11,580        11,574
DBS Group Holdings ADR                                      1,359        46,070
Fraser and Neave, Ltd.                                      1,662        15,421
Keppel Corp., Ltd. ADR                                      1,431        21,203
Oversea-Chinese Banking Corp., Ltd.                         4,693        32,201
Singapore Airlines, Ltd.                                    2,764        18,318
Singapore Exchange, Ltd.                                    9,934        12,401
Singapore Press Holdings, Ltd.                              9,060        23,048
Singapore Technologies Engineering, Ltd.                    5,325         7,626
Singapore Telecommunications, Ltd. ADR                      2,965        48,676
United Overseas Bank, Ltd.                                  2,663        44,823
Venture Corp., Ltd.                                         1,331        12,576
                                                                    -----------
                                                                        322,615
                                                                    -----------
Spain--4.0%
Abertis Infraestructuras SA                                   868        22,078
Acciona SA                                                    175        17,342
Acerinox SA(a)                                              1,064        14,466
Acs Actividades Cons y Serv(a)                              1,004        28,057
Altadis SA                                                  1,215        50,852
Amadeus Global Travel Distribution SA, Class A              1,715        14,990
Antena 3 Television SA                                        586        11,717
Banco Bilbao Vizcaya ADR                                   14,250       218,880
Banco Popular Espanol SA                                    4,100        49,495
Banco Santander Central Hispano                            25,903       299,957
Cintra Concesiones de Infraestructuras de Transporte
   SA                                                       1,084        12,704
Corporacion Mapfre SA                                       4,027        12,062
Ebro Puleva SA                                                661        11,736
Endesa SA ADR                                               4,082        93,559
Fomento de Connstrucciones Y Contratas SA                     208        11,701
Gamesa Corporacion Tecnologica, SA                            864        11,687
Gas Natural SDG SA                                            831        24,460
Grupo Ferrovial SA                                            334        21,500
Iberdrola SA                                                3,629        95,605
Iberia Lineas Aereas de Espana                              3,677        10,510
Inditex SA                                                  1,058        27,197
Indra Sistemas SA                                             859        16,977
Metrovacesa S.A. - Rights                                     214         1,161
Metrovacesa SA                                                214        12,601
NH Hoteles SA                                                 902        12,364
Promotora de Informaciones SA                                 399         7,722

   The accompanying notes are an integral part of these financial statements.

Repsol SA ADR                                               4,240       106,551
Sacyr Vallehermoso SA                                         639        15,049
Sacyr Vallehermoso SA-RTS                                     639           472
Sociedad General de Aguas de Barcelona SA                     576        12,408
Telefonica Publicidad e Informaciones SA                      914         7,969
Telefonica SA ADR                                           6,618       323,621
Union Fenosa SA                                             1,043        31,752
                                                                    -----------
                                                                      1,609,202
                                                                    -----------
Sweden--2.4%
Assa Abloy AB, Class B                                      1,497        19,213
Atlas Copco AB ADR                                          4,692        74,505
Atlas Copco AB(a)                                           3,441        49,573
Electrolux AB, Class A, ADR                                   641        27,334
Eniro AB                                                    1,009        11,465
Gambro AB, Class A                                          1,489        19,887
Getinge AB                                                  1,067        14,523
Hennes & Mauritz AB, Class B                                2,132        74,813
Modern Times Group MTG AB, Class B(a)                         247         7,548
Nordea Bank AB                                              9,275        84,071
Sandvik AB                                                    902        33,555
Scania AB Class B                                             432        15,902
Securitas AB, Class B                                       1,398        23,275
Skandia Forsakrings AB                                      4,290        23,568
Skandinaviska Enskilda Banken AB, Class A                   2,040        33,863
Skanska AB                                                  1,917        23,630
SKF AB-B Shs                                                1,944        19,788
Ssab Svenskt Stal AB                                          494        11,357
Svenska Cellulosa AB ADR                                      803        25,708
Svenska Handelbanken AB                                     2,130        43,399
Swedish Match AB                                            1,322        15,001
TELE2 AB - B Shs                                            1,970        18,452
Telefonaktiebolaget LM Ericsson ADR(a)                      6,179       197,419
TeliaSonera AB                                              8,409        40,039
Teliasonera AB - Rights                                     8,612           860
Trelleborg AB, Class B                                        507         7,502
Volvo AB ADR                                                  873        35,406
Volvo AB, Class A                                             506        19,903
                                                                    -----------
                                                                        971,559
                                                                    -----------
Switzerland--6.2%
Abb, Ltd.(a)                                                8,638        55,888
Adecco SA ADR                                               2,635        29,933
Ciba Specialty Chemicals AG, ADR                              780        22,815
Clariant AG, Registered                                     1,087        14,404
Compagnie Financiere Richemont                              2,300        77,379
Credit Suisse Group                                         5,679       222,276
Geberit AG                                                     24        15,354
Givaudan SA, Registered                                        32        18,592
Holcim Ltd.                                                   780        47,393
Logitech International SA(a)                                  194        12,373
Lonza Group AG, Registered                                    189        10,444
Nestle SA  ADR                                              7,069       452,470
Nobel Biocare Holding AG                                      116        23,501
Novartis AG ADR                                            10,334       490,245
PSP Swiss Property AG                                         347        15,065
Rieter Holding AG                                              67        18,542
Roche Holding AG ADR                                        3,055       193,397
Schindler Holding AG                                           34        12,261
Serono SA ADR                                               1,256        20,083
SGS SA                                                         22        15,081
Straumann Holding AG                                           59        12,283
Swatch Group AG, Class B                                      208        29,139
Swiss Reinsurance Co. ADR                                   1,500        92,264
Swisscom AG ADR                                             1,040        33,925

   The accompanying notes are an integral part of these financial statements.

Syngenta AG ADR(a)                                          2,436        49,670
Synthes, Inc.                                                 209        22,911
UBS AG, Registered                                          4,638       361,670
Unaxis Holding AG                                              55         7,542
Zurich Financial Services ADR                               6,559       113,046
                                                                    -----------
                                                                      2,489,946
                                                                    -----------
United Kingdom--25.0%
3i Group PLC                                                2,870        34,767
Aegis Group PLC                                             6,530        11,601
Alliance Unichem PLC                                        1,328        20,183
Amec PLC                                                    1,935        11,412
Amvescap PLC                                                1,685        20,237
Anglo American PLC                                          6,008       140,555
ARM Holdings PLC ADR(a)                                     1,981        12,163
Arriva PLC                                                  1,194        11,638
Associated British Ports Holdings PLC                       1,790        15,766
Astrazeneca PLC ADR                                         7,489       308,996
Aviva PLC                                                  10,477       116,383
BAA PLC                                                     4,909        54,553
BAE Systems PLC                                             3,626        74,612
Balfour Beatty PLC                                          2,042        12,068
Barclays PLC ADR                                            7,290       291,163
Barratt Developments PLC                                    1,318        16,904
BBA Group PLC                                               2,146        11,867
Bellway PLC                                                   776        11,983
BG Group PLC ADR                                            3,223       134,077
BHP Billiton PLC                                            5,728       147,782
BOC Group PLC ADR                                           1,075        39,054
Boots Group PLC                                             3,182        34,666
BP PLC  ADR                                                16,069     1,002,384
BPB PLC                                                     2,178        20,606
Brambles Industries PLC                                     3,571        19,503
British Airways ADR(a)                                        233        10,904
British American Tobacco PLC ADR                            3,482       135,171
British Land Co. PLC                                        2,260        35,486
British Sky Broadcasting PLC                                1,400        52,556
Brixton PLC                                                 1,781        11,351
BT Group PLC  ADR                                           3,583       149,053
Bunzl PLC ADR                                                 376        17,522
Cable & Wireless PLC ADR                                    3,263        26,006
Cadbury Schweppes PLC ADR                                   2,400        91,992
Capita Group PLC                                            3,288        21,628
Carnival PLC                                                  708        40,391
Cattles PLC                                                 2,164        11,924
Centrica PLC ADR                                            1,661        68,997
Close Brothers Group PLC                                      914        12,033
Cobham PLC                                                    464        11,756
Compass Group PLC ADR                                      10,509        44,172
Corus Group PLC(a)                                         24,850        18,559
Daily Mail & General Trust                                  1,630        19,162
Davis Service Group PLC                                     1,452        11,795
Diageo PLC ADR                                              3,348       198,537
Dixons Group PLC ADR                                        2,824        23,841
Electrocomponents PLC                                       2,640        11,340
Emap PLC                                                    1,405        19,543
EMI Group PLC ADR                                           1,784        16,244
Enterprise Inns PLC                                         1,685        25,141
Exel PLC                                                    1,494        22,670
Filtrona PLC (a)                                            1,210         5,270
Firstgroup PLC                                              1,978        11,650
Friends Provident PLC                                       8,723        28,369
Gallaher Group PLC ADR                                        714        42,340
GKN PLC                                                     3,443        15,922
GlaxoSmithKline PLC ADR                                    13,025       631,843
Group 4 Securicor PLC(a)                                    6,299        16,544

   The accompanying notes are an integral part of these financial statements.

GUS PLC                                                     4,318        68,148
Hammerson PLC                                               1,200        19,091
Hanson PLC ADR                                                680        32,450
Hays PLC                                                    8,598        19,888
HBOS PLC                                                    5,705       263,980
Hilton Group PLC                                            3,397        34,859
HMV Group PLC                                               2,762        11,669
HSBC Holdings PLC ADR                                       9,812       781,527
ICAP PLC                                                    2,345        12,452
IMI PLC                                                     2,193        16,344
Imperial Chemical Industries PLC ADR                        1,448        26,412
Imperial Tobacco Group ADR                                  1,671        90,919
Inchcape PLC                                                  486        17,873
InterContinental Hotels Group PLC ADR                       2,155        27,255
International Power PLC ADR(a)                                700        26,208
Intertek Group PLC                                            835        10,481
ITV PLC(a)                                                 20,210        44,409
J Sainsbury PLC ADR                                         1,472        30,105
Johnson Matthey PLC ADR                                       561        21,459
Kelda Group PLC                                             2,028        25,353
Kesa Electricals PLC                                        2,380        11,886
Kidde PLC  ADR                                                356        10,529
Kingfisher PLC  ADR                                         5,268        46,457
Land Securities Group PLC                                   1,979        49,161
Legal & General Group PLC ADR                               5,386        55,511
Liberty International PLC                                   1,120        19,443
Lloyds Tsb Group PLC ADR                                    6,329       215,502
LogicaCMG PLC                                               3,760        11,693
London Stock Exchange PLC                                   1,351        11,902
Man Group PLC                                               1,396        36,084
Marks & Spencer Group ADR                                   1,276        49,471
Meggitt PLC                                                 2,336        11,818
Misys PLC                                                   3,010        12,781
Mitchells & Butlers PLC                                     2,629        15,748
National Express Group PLC                                    737        11,992
National Grid Group PLC                                     2,687       131,045
Next PLC                                                    1,146        30,899
Pearson PLC                                                 3,577        42,495
Peninsular and Oriental Steam Navigation Co. (The)(a)       1,707        19,414
Persimmon PLC                                               1,165        16,273
Pilkington PLC                                              5,608        12,008
Provident Financial PLC                                     1,257        16,164
Prudential Corp. PLC                                        5,201        93,409
Punch Taverns PLC                                           1,311        17,183
Rank Group PLC ADR                                          1,636        16,000
Reckitt Benckiser PLC                                       2,726        80,109
Reed Elsevier PLC ADR                                       1,410        54,595
Rentokil Initial PLC ADR                                    1,945        27,846
Reuters Group PLC                                           1,102        46,718
Rexam PLC ADR                                                 542        23,778
Rio Tinto PLC ADR                                           1,206       147,036
Rolls-Royce Group PLC ADR                                   1,270        32,695
Royal & Sun Alliance Insurance Group ADR                    2,747        21,015
Royal Bank of Scotland Group PLC                           13,897       418,598
SABmiller PLC                                               3,834        59,805
Sage Group PLC (The)                                        5,916        23,655
Scottish & Newcastle PLC                                    3,553        29,441
Scottish & Southern Energy ADR                              3,787        68,762
Scottish Power PLC ADR                                      2,067        73,585
Serco Group PLC                                             2,569        11,710
Severn Trent PLC                                            1,717        31,226
Shell Transport & Trading Co. ADR                           7,067       410,310
Signet Group PLC ADR                                          829        16,298
Slough Estates PLC                                          2,147        19,986
Smith & Nephew PLC ADR                                        868        42,887
Smiths Group PLC                                            2,661        43,685
Societe Generale ADR                                        7,155       145,785

   The accompanying notes are an integral part of these financial statements.

Tate & Lyle PLC ADR                                           570        19,494
Taylor Woodrow PLC                                          2,801        16,902
Tesco PLC ADR                                              11,731       201,071
Tomkins PLC ADR                                             1,071        20,370
Travis Perkins PLC                                            504        15,659
Trinity Mirror PLC                                          1,368        15,113
Unilever PLC                                                2,913       113,170
United Business Media PLC                                   1,462        12,985
United Utilities PLC                                        1,290        30,870
United Utilities PLC, Class A                               1,337         7,908
Vodafone Group PLC ADR                                     27,732       674,442
William Hill PLC                                            2,105        20,276
Wimpey (George) PLC                                         2,115        16,602
Wolseley PLC  ADR                                           1,234        52,321
WPP Group PLC ADR                                           1,110        56,665
Yell Group PLC                                              3,157        24,013
                                                                    -----------
                                                                     10,107,771
                                                                    -----------
TOTAL COMMON STOCKS (Cost $38,508,967)
                                                                     39,524,515
                                                                    -----------
EXCHANGE TRADED FUNDS--2.6%
United States--2.6%
iShares MSCI EAFE Index Fund  (Cost $1,040,042)
                                                           19,764     1,035,436
                                                                    -----------
PREFERRED STOCKS--0.1%
Germany--0.1%
Porsche AG (Cost $25,937)
                                                               39        29,223
                                                                    -----------
                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM INVESTMENTS--1.0%
United States--1.0%
The Bank of New York Cash Reserve (Cost $412,467)
                                                        $ 412,467       412,467
                                                                    -----------
TOTAL INVESTMENTS (Cost $39,987,413) --101.5%
                                                                     41,001,641
                                                                    -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.5%)                          (599,264)
                                                                    -----------
NET ASSETS--100.0%                                                  $40,402,377
                                                                    ===========

(a)  Represents non-income producing securities.

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
Representation of Investments
June 30, 2005 (Unaudited)

                                                                      % of Total
Industry                                                    Value     Net Assets
--------------------------------------------------------------------------------
ADVERTISING                                             $   135,268       0.4%
AEROSPACE & DEFENSE                                         233,031       0.6%
AGRICULTURE                                                  42,340       0.1%
AIRLINES                                                    164,136       0.4%
APPAREL AND OTHER TEXTILE PRODUCTS                           23,159       0.1%
AUTOMOTIVE                                                1,356,539       3.4%
AUTOMOTIVE PARTS & SUPPLIES                                  72,533       0.2%
BANKING                                                   7,148,246      17.7%
BEVERAGES, FOOD AND TOBACCO                               1,231,435       3.0%
BUILDING MATERIALS                                          588,604       1.5%
CHEMICALS                                                 1,142,309       2.8%
COMMERCIAL SERVICES                                         491,230       1.2%
COMMUNICATIONS                                            1,824,239       4.5%
COMPUTER & INFORMATION                                       58,555       0.1%
COMPUTER SOFTWARE & PROCESSING                              537,820       1.3%
CONTAINERS & PACKAGING                                       76,337       0.2%
COSMETICS & PERSONAL CARE                                   210,297       0.5%
DISTRIBUTION/WHOLESALE                                      370,869       0.9%
DIVERSIFIED FINANCIAL SERVICES                               32,534       0.1%
ELECTRIC UTILITIES                                        1,743,482       4.3%
ELECTRONICS                                               1,070,183       2.7%
ENERGY                                                       11,687       0.0%
ENGINEERING & CONSTRUCTION                                   92,190       0.2%
ENTERTAINMENT & LEISURE                                     342,178       0.8%
EXCHANGE TRADED FUNDS                                     1,035,436       2.6%
FINANCIAL SERVICES                                          928,768       2.3%
FOOD RETAILERS                                              990,198       2.5%
FOREST PRODUCTS & PAPER                                     154,948       0.4%
HAND/MACHINE TOOLS                                          161,793       0.4%
HEALTH CARE PROVIDERS                                       220,704       0.5%
HEAVY CONSTRUCTION                                          398,629       1.0%
HEAVY MACHINERY                                             257,999       0.6%
HOLDING COMPANIES                                           200,988       0.5%
HOME CONSTRUCTION, FURNISHINGS & APPLICANCES                318,512       0.8%
INSURANCE                                                 1,773,389       4.4%
LODGING                                                     121,719       0.3%
MANUFACTURING                                               983,172       2.4%
MARINE CARGO HANDLING                                        11,271       0.0%
MEDIA - BROADCASTING & PUBLISHING                           831,594       2.1%
MEDICAL & BIO-TECHNOLOGY                                    217,925       0.5%
METALS                                                      153,864       0.4%
MINING                                                      636,762       1.6%
OIL & GAS                                                 4,324,126      10.7%
OPTICAL INSTRUMENTS & LENSES                                 84,902       0.2%
PHARMACEUTICALS                                           2,405,060       6.0%
REAL ESTATE                                                 930,364       2.3%
RETAILERS                                                   967,553       2.4%
RIGHTS                                                        2,493       0.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    230,074       0.6%
STEEL PRODUCTION                                            229,295       0.6%
TELECOMMUNICATIONS                                        1,783,885       4.4%
TEXTILES, CLOTHING & FABRICS                                221,746       0.5%
TRANSPORTATION                                              778,173       1.9%
WATER COMPANIES                                             234,631       0.6%
S/T INVESTMENTS & LIAB IN EXCESS OF OTHER ASSETS           (186,797)     (0.5)%
                                                        -----------     -----
TOTAL NET ASSETS                                        $40,402,377     100.0%
                                                        ===========     =====

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost: $39,987,413) (Note 2)            $41,001,641
Foreign currency at value (Cost: $21,366)                                21,323
Cash                                                                     40,803
Receivable for fund shares purchased                                     90,818
Due from E*TRADE Asset Management, Inc. (Note 3)                         55,820
Dividends and interest receivable                                       120,000
Unrealized appreciation on open foreign currency contracts                   40
                                                                    -----------
   TOTAL ASSETS                                                      41,330,445
                                                                    -----------

LIABILITIES
Distribution payable                                                    426,251
Payable for securities purchased                                        400,485
Payable for fund shares redeemed                                         37,594
Accrued advisory fee (Note 3)                                             8,291
Accrued administration fee (Note 3)                                       4,974
Accrued shareholder servicing fee (Note 3)                                8,291
Accrued other expenses                                                   42,182
                                                                    -----------
   TOTAL LIABILITIES                                                    928,068
                                                                    -----------
TOTAL NET ASSETS                                                    $40,402,377
                                                                    ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par                               $    42,448
Paid-in Capital, in excess of par                                    40,212,230
Distributions in excess of net investment income                        (24,079)
Accumulated net realized gain (loss) on investments and
   foreign currency translations                                       (842,054)
Net unrealized appreciation (depreciation) of investments
   and translation of assets and liabilities in foreign
   currencies                                                         1,013,832
                                                                    -----------
TOTAL NET ASSETS                                                    $40,402,377
                                                                    ===========

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)            4,244,794
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE      $      9.52
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $68,532)            $   646,596
   Interest (net of foreign withholding tax of $86)                       1,634
                                                                    -----------
      TOTAL INVESTMENT INCOME                                           648,230
                                                                    -----------
EXPENSES (NOTE 3):
   Advisory fee                                                          44,200
   Administration fee                                                    26,520
   Shareholder servicing fees                                            44,200
   Custodian fee                                                        123,156
   Transfer and dividend disbursing agent                                15,591
   Registration fees                                                     14,983
   Audit and tax services                                                12,958
   Legal services                                                        11,182
   Trustee fees                                                           7,981
   Printing                                                                 667
   Insurance                                                                471
   Other expenses                                                         3,085
                                                                    -----------
      TOTAL EXPENSES BEFORE WAIVER                                      304,994
   Waived fees and reimbursed expenses (Note 3)                        (289,082)
                                                                    -----------
   NET EXPENSES                                                          15,912
                                                                    -----------
NET INVESTMENT INCOME                                                   632,318
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES
Net realized gain (loss) on:
   Sale of investments                                                  (31,267)
   Foreign currency transactions                                        (18,038)
Net change in unrealized appreciation (depreciation) of:
   Investments                                                       (1,205,537)
   Translation of assets and liabilities in foreign currencies           (1,259)
                                                                    -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCIES                                      (1,256,101)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $  (623,783)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the Six
                                                                         Months Ended
                                                                        June 30, 2005   For the Year Ended
                                                                         (Unaudited)    December 31, 2004
                                                                        -------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income                                                     $   632,318      $   358,044
Net realized gain (loss) on sale of investments and foreign
   currency transactions                                                      (49,305)         247,770
Net change in unrealized appreciation (depreciation) of investments
   and translations of assets and liabilities in foreign currencies        (1,206,796)       3,011,747
                                                                          -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (623,783)       3,617,561
                                                                          -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                     (650,707)        (366,101)
                                                                          -----------      -----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                           17,893,250       16,638,488
Value of shares issued in reinvestment of dividends and distributions         208,989          340,006
Cost of shares redeemed                                                    (3,955,017)      (4,166,133)
                                                                          -----------      -----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS
   IN SHARES OF COMMON STOCK                                               14,147,222       12,812,361
                                                                          -----------      -----------
REDEMPTION FEES (Note 2)                                                       14,701            8,316
                                                                          -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS                                      12,887,433       16,072,137
   NET ASSETS:
BEGINNING OF PERIOD                                                        27,514,944       11,442,807
                                                                          -----------      -----------
END OF PERIOD*                                                            $40,402,377      $27,514,944
                                                                          ===========      ===========
SHARE TRANSACTIONS:
Number of shares sold                                                       1,835,565        1,876,076
Number of shares reinvested                                                    21,501           38,069
Number of shares redeemed                                                    (407,731)        (479,888)
                                                                          -----------      -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                               1,449,335        1,434,257
                                                                          ===========      ===========

* Includes distribution in excess of net investment income of $24,079 and $5,690 for the periods ended June 30, 2005 and December 31, 2004, respectively.

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout each Period

                                                   Six Months Ended           Year Ended          Year Ended
                                              June 30, 2005 (Unaudited)   December 31, 2004   December 31, 2003 /(6)/
                                              -------------------------   -----------------   -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  9.84                 $  8.41                $  6.21
                                                     -------                 -------                -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.17/(2)/               0.18/(2)/              0.13/(2)/
   Net realized and unrealized gain (loss)
      on investments                                   (0.32)                   1.43                   2.20
                                                     -------                 -------                -------
   TOTAL FROM INVESTMENT OPERATIONS                    (0.15)                   1.61                   2.33
                                                     -------                 -------                -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income            (0.17)                  (0.18)                 (0.13)
   Distributions in excess of net
      investment income                                                           --                     --
                                                     -------                 -------                -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (0.17)                  (0.18)                 (0.13)
                                                     -------                 -------                -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                  --/(3)/                 --/(3)/                --/(3)/
                                                     -------                 -------                -------
NET ASSET VALUE, END OF PERIOD                       $  9.52                 $  9.84                $  8.41
                                                     =======                 =======                =======
   TOTAL RETURN/(1)/                                   (1.63)%                 19.38%                 38.01%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)          $40,402                 $27,515                $11,443
   Ratio of expenses to average net assets              0.09%/(4)(10)/          0.32%/(4)/             0.65%/(4)/
   Ratio of net investment income to
      average net assets                                3.48%/(5)(10)/          2.07%/(5)/             1.95%/(5)/
   Portfolio turnover rate                             36.19%                  41.97%                  6.27%/(7)/

                                                     Year Ended                Year Ended                Year Ended
                                              December 31, 2002 /(6)/   December 31, 2001 /(6)/   December 31, 2000 /(6)/
                                              -----------------------   -----------------------   -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  7.59                   $  9.83                   $ 11.67
                                                     -------                   -------                   -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.10                      0.09                      0.12
   Net realized and unrealized gain (loss)
      on investments                                   (1.37)                    (2.23)                    (1.86)
                                                     -------                   -------                   -------
   TOTAL FROM INVESTMENT OPERATIONS                    (1.27)                    (2.14)                    (1.74)
                                                     -------                   -------                   -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income            (0.11)                    (0.11)                    (0.11)
   Distributions in excess of net
      investment income                                   --                      0.01                        --
                                                     -------                   -------                   -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (0.11)                    (0.10)                    (0.11)
                                                     -------                   -------                   -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                  --/(3)/                   --/(3)/                 0.01
                                                     -------                   -------                   -------
NET ASSET VALUE, END OF PERIOD                       $  6.21                   $  7.59                   $  9.83
                                                     =======                   =======                   =======
   TOTAL RETURN/(1)/                                  (16.77)%                  (21.70)%                  (14.92)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)          $ 6,685                   $ 7,081                   $ 8,164
   Ratio of expenses to average net assets              0.65%/(4)/                0.58%/(4)/                0.55%/(9)/
   Ratio of net investment income to
      average net assets                                1.59%/(5)/                1.15%/(5)/                1.15%
   Portfolio turnover rate                             19.92%/(8)/                6.79%/(8)/               45.00%/(8)/

----------
/(1)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(2)/ Calculated based on average shares outstanding.

/(3)/ Rounds to less than $0.01.

/(4)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2005 and 2004 , year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.73%, 2.87%, 3.02%, 2.59%, and 1.64%, respectively.

/(5)/ The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for six months ended June 30, 2005 and year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.84%, (0.48)%, (0.42)%, (0.35)% and 0.09%, respectively.

/(6)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Index Master Portfolio.

/(7)/ For the period November 10, 2003 through December 31, 2003.

/(8)/ Portfolio turnover rate of the International Index Master Portfolio.

/(9)/ The Investment Adviser voluntarily agreed to pay the non-affiliated
     Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.55% for the year ended December 31, 2000.

/(10)/ Annualized.

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

1. ORGANIZATION

E*TRADE International Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2005, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE International Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("MSCI EAFE Free Index")*. The Fund seeks to achieve its objective by matching the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the MSCI EAFE Free Index.

* "Morgan Stanley Capital International Europe, Australasia, and Far East Free Index(R)", "EAFE Free Index(R)", and "EAFE(R)" are service marks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund nor is it affiliated in any way with the E*TRADE FINANCIAL Corporation. The Fund is not sponsored, endorsed, sold, or promoted by the MSCI EAFE Free Index or MSCI, and neither the MSCI EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The MSCI EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, the Fund utilizes an independent pricing service in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are fair valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

FEDERAL INCOME TAXES

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2004, for federal income tax purposes, the Fund had a capital loss carryforward of $799,963, of which $665,035, and $134,928 will expire in 2010, and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2004, the Fund has elected to defer $1,057 of currency capital losses attributable to post-October losses.

At June 30, 2005, the cost of investments for federal income tax purposes was $39,987,413. Net unrealized appreciation aggregated $1,014,228, of which $2,251,206 represented gross unrealized appreciation on securities and $1,236,978 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the treatments of passive foreign investment company shares and return of capital adjustments from real estate investment trusts.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2005 and year ended December 31, 2004 were $14,701 and $8,316 respectively, and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.15% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund fails below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective September 3, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.09%, of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than current the percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $768,192 was eligible for reimbursement as of December 31, 2004.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2005.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited) (continued)

on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not hold any futures contracts during the six months ended June 30, 2005.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2005.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2005.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $27,453,574 and $12,733,205, respectively, for the six months June 30, 2005.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or (iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

Item 2. Code of Ethics.

Not applicable with semi annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable with semi annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable with semi annual filing.

Item 5. Audit Committee of Listed Registrant.

Not applicable with semi annual filing.

Item 6. Schedule of Investments.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

a) Based on their evaluation of the Funds' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act), on August 23, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Funds concluded that they were not aware of any material deficiencies in the design or operation of the Funds' disclosure controls and procedures.

b) There was no change in the Funds' internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) over the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Funds' internal control over financial reporting.

Item 12. Exhibits.

(a)     (1) Not applicable with semi annual filing.

(a) (2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:
        Attached hereto.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c1) sent to given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds

By (Signature and Title) /s/ Dennis Webb
                         -------------------------------
                         Dennis Webb, President

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Dennis Webb
                         -------------------------------
                         Dennis Webb, President

Date August 29, 2005

By (Signature and Title) /s/ Elizabeth Gottfried
                         -------------------------------
                         Elizabeth Gottfried, Treasurer

Date August 29, 2005